[LOGO] WELLS
       FARGO
       FUNDS

WELLS FARGO TAX-FREE FUNDS
SEMI-ANNUAL REPORT

ARIZONA TAX-FREE FUND

CALIFORNIA LIMITED TERM TAX-FREE FUND

CALIFORNIA TAX-FREE FUND

COLORADO TAX-FREE FUND

MINNESOTA TAX-FREE FUND

NATIONAL LIMITED TERM TAX-FREE FUND

NATIONAL TAX-FREE FUND

NEBRASKA TAX-FREE FUND

OREGON TAX-FREE FUND

DECEMBER 31, 2001

[GRAPHIC]

                                                                  TAX-FREE FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1
-----------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
-----------------------------------------------------------------------------
   ARIZONA TAX-FREE FUND                                                    2
   CALIFORNIA LIMITED TERM TAX-FREE FUND                                    4
   CALIFORNIA TAX-FREE FUND                                                 6
   COLORADO TAX-FREE FUND                                                   8
   MINNESOTA TAX-FREE FUND                                                 10
   NATIONAL LIMITED TERM TAX-FREE FUND                                     12
   NATIONAL TAX-FREE FUND                                                  14
   NEBRASKA TAX-FREE FUND                                                  16
   OREGON TAX-FREE FUND                                                    18

PORTFOLIO OF INVESTMENTS
-----------------------------------------------------------------------------
   ARIZONA TAX-FREE FUND                                                   20
   CALIFORNIA LIMITED TERM TAX-FREE FUND                                   23
   CALIFORNIA TAX-FREE FUND                                                26
   COLORADO TAX-FREE FUND                                                  34
   MINNESOTA TAX-FREE FUND                                                 37
   NATIONAL LIMITED TERM TAX-FREE FUND                                     44
   NATIONAL TAX-FREE FUND                                                  48
   NEBRASKA TAX-FREE FUND                                                  59
   OREGON TAX-FREE FUND                                                    62

FINANCIAL STATEMENTS
-----------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES                                     64
   STATEMENT OF OPERATIONS                                                 66
   STATEMENTS OF CHANGES IN NET ASSETS                                     68
   FINANCIAL HIGHLIGHTS                                                    72

NOTES TO FINANCIAL HIGHLIGHTS                                              80
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NOTES TO FINANCIAL STATEMENTS                                              81
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LIST OF ABBREVIATIONS                                                      85
-----------------------------------------------------------------------------

               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK--

DEAR FELLOW SHAREHOLDER,

     This semi-annual report details information about the portfolio positioning and performance of the Wells Fargo Tax-Free Funds for the six-month period ended December 31, 2001.

OVERVIEW OF THE BOND MARKET

     As the economy continued to flounder, the bond market surged for four straight months, only to give back its gains in the final two months of 2001 when encouraging signs of future economic recovery began to surface. Across the board, the Wells Fargo Tax-Free Funds posted positive returns during the reporting period, excluding any applicable sales charges.

     In its ongoing efforts to stimulate the slowing economy, the Federal Reserve Board (the Fed) continued to trim rates during the second half of 2001. During the six-month reporting period, the Fed cut short-term rates a total of five times (following six rate cuts during the first half of 2001). By year-end, short-term rates stood at just 1.75%. As a result, short-term yields sank to their lowest levels in 40 years. By the end of the year, yields on money market instruments and government paper with three- to six-month maturities fell below 2%.

     Although short-term rates plunged during the reporting period, the picture was different for the rest of the yield curve. Intermediate bond yields declined only slightly, and long-term bond yields remained virtually unchanged during the second half of 2001. The relatively flat performance of long-term bonds had two components: a rally as economic conditions worsened; followed by a setback late in the year, driven largely by the effects of monetary and fiscal stimulus put in place during the year and investors returning to stocks. As prospects of an economic recovery appeared toward the end of the year, so did the potential for inflation, which drove up yields for long-term bonds. Compounding this phenomenon, the federal government's tax cut reduced expectations for future government surplus levels, limiting its ability to buy back U.S. Treasury bonds. Long-term bonds briefly surged when the U.S. Treasury announced that it would suspend further issuance of the 30-year Treasury bond. However, the rally was short-lived, and bond prices continued their fall through year-end.

     Across all sectors of the bond market, performance was relatively strong. Renewed confidence about the economic outlook propelled corporate bond performance past that of U.S. Treasury securities in the last few months of the year. Despite problems surrounding utility giant Enron, the corporate bond markets logged the strongest performance of all fixed income sectors during the six-month period. Lower-quality issues, in particular, benefited from the newly upbeat outlook on the economy.

MUNICIPAL BONDS SURRENDER SOME EARLIER GAINS

     For the municipal bond sector, performance was similar to that of the U.S. Treasury market. After four months of strong performance, municipal bonds surrendered some of those gains in the last two months of 2001. Securities in the shorter maturity ranges benefited from the steepening of the yield curve, and long-term municipal yields remained largely unchanged, while intermediate-term yields actually rose during the reporting period. Regardless of market conditions, it is important to keep in mind that municipal bonds usually offer higher taxable-equivalent yields than taxable bonds. Also, in volatile markets, an emphasis on diversification may help moderate risk, as well as provide investors the potential to earn more balanced returns.

     The recent decline in short-term rates may affect some investors who rely on a certain level of income. We recommend that you review your investment portfolio to ensure that your current allocation reflects your income needs. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You can also find answers to many of your questions online at our newly redesigned Web site at www.wellsfargofunds.com.

     We want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS(R) represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs. We wish you much success and prosperity in 2002.

   Sincerely,

   /s/ Michael J. Hogan

   Michael J. Hogan
   PRESIDENT,
   WELLS FARGO FUNDS

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS

ARIZONA TAX-FREE FUND

INVESTMENT OBJECTIVE
   The Arizona Tax-Free Fund (the Fund) seeks current income exempt from federal income tax and Arizona individual income tax.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Stephen Galiani
   Arthur C. Evans

INCEPTION DATE
   03/02/92

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 2.61%(1) for the six-month period ended December 31, 2001, excluding sales charges, outperforming its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 2.18% during the period. The Fund's Class A shares distributed $0.24 per share in dividend income and no capital gains during the period.

     During the second half of 2001, the Federal Reserve Board lowered short-term interest rates by a total of 2.00%. The bond market initially rallied, and yields declined to almost historic lows by the first week of November. Through the remainder of 2001, however, concerns about the timing and strength of an expected economic recovery fueled a sell-off that drove municipal yields up sharply. While yields on very short-term bonds ended the six-month period lower, intermediate-term municipal yields rose slightly and long-term bonds finished virtually unchanged in one of the most volatile periods for bonds in a decade.

     Fund holdings that provided the strongest performance were in the five-year and shorter maturity range. Generally, shorter maturities provided the highest returns, while seven- to ten-year maturities realized the lowest returns.

STRATEGIC OUTLOOK

     We believe that longer-term bond yields may fluctuate within a relatively narrow range during the first quarter of 2002, as two countervailing forces potentially buffet market sentiment. On the negative side, fixed-income investors may be concerned as signs of economic recovery increase; while on the positive side, they may be encouraged by continued reports of subdued inflation. In such an environment, the Fund's share price may fluctuate within a narrow range over the next quarter. Income may be an important component of total return. We intend to remain focused on maintaining, and improving when possible, the Fund's distribution yield.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Arizona Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Arizona Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The Stagecoach Arizona Tax-Free Fund is the successor fund to the Pacifica Arizona Tax-Exempt Fund (10/95 to 9/96) and the Westcore Arizona Intermediate Tax-Free Fund (3/92 to 9/95). Historical performance has been calculated using returns produced by these predecessor funds for the applicable periods. Class A share performance reflects Pacifica Trust Class A and Westcore Trust performance. Class B share performance also reflects such performance but has been adjusted to reflect Class B share expense levels as of the inception date of 9/6/96. For Institutional Class shares, performance reflects the Investor Class shares of the Pacifica Arizona Tax-Exempt Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Arizona Tax-Free Fund. For periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the Arizona Intermediate Tax-Free Fund of Westcore Trust. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2001)

                                               INCLUDING SALES CHARGE                    EXCLUDING SALES CHARGE
                                     -----------------------------------------  -----------------------------------------
                                     6-MONTH*  1-YEAR  5-YEAR  SINCE INCEPTION  6-MONTH*  1-YEAR  5-YEAR  SINCE INCEPTION

   WELLS FARGO ARIZONA TAX-FREE
     FUND -- CLASS A                 (0.20)     0.91    4.13      5.28           2.61      5.71    5.10       5.78

   WELLS FARGO ARIZONA TAX-FREE
     FUND -- CLASS B                 (2.77)     2.28    3.98      4.79           2.23      5.05    3.20       4.79

   WELLS FARGO ARIZONA TAX-FREE
     FUND -- INSTITUTIONAL CLASS                                                  2.70      5.99    5.26       5.89

   BENCHMARK
     LEHMAN BROTHERS MUNICIPAL
       BOND INDEX(2)                                                             2.18      5.13    5.98       6.72(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND CHARACTERISTICS
   (AS OF DECEMBER 31, 2001)

   AVERAGE CREDIT QUALITY(4)                       AA

   WEIGHTED AVERAGE COUPON                        5.83%

   WEIGHTED AVERAGE MATURITY                  19.14 YEARS

   ESTIMATED DURATION                         7.64 YEARS

   PORTFOLIO TURNOVER                             17%

   NUMBER OF HOLDINGS                              61

   NAV
     (CLASS A, B, I)           $10.39, $10.03, $10.40

   SEC YIELD(5)
     (CLASS A, B, I)              4.15%, 3.60%, 4.51%

   DISTRIBUTION RATE(6)
     (CLASS A, B, I)              4.33%, 3.78%, 4.70%

   TAXABLE EQUIVALENT YIELD(7)
     (CLASS A, B, I)              7.12%, 6.17%, 7.73%

   ALTERNATIVE MINIMUM TAX
     (AMT)(8)                                   5.69%

GROWTH OF $10,000 INVESTMENT(9)

[CHART]

                          WELLS FARGO               LEHMAN BROTHERS     WELLS FARGO ARIZONA
                ARIZONA TAX-FREE FUND - CLASS A  MUNICIPAL BOND INDEX  TAX-FREE FUND - CLASS I
     Inception              $9,550                     $10,000                $10,000
         03/92              $9,524                     $10,004                 $9,971
         04/92              $9,604                     $10,093                $10,056
         05/92              $9,718                     $10,212                $10,175
         06/92              $9,858                     $10,384                $10,322
         07/92              $9,897                     $10,695                $10,362
         08/92             $10,002                     $10,590                $10,472
         09/92             $10,111                     $10,659                $10,586
         10/92              $9,998                     $10,555                $10,467
         11/92             $10,194                     $10,744                $10,673
         12/92             $10,292                     $10,853                $10,776
         01/93             $10,457                     $10,979                $10,949
         02/93             $10,770                     $11,377                $11,276
         03/93             $10,602                     $11,256                $11,100
         04/93             $10,694                     $11,370                $11,196
         05/93             $10,738                     $11,433                $11,243
         06/93             $10,903                     $11,624                $11,416
         07/93             $10,870                     $11,639                $11,381
         08/93             $11,096                     $11,882                $11,618
         09/93             $11,254                     $12,017                $11,783
         10/93             $11,276                     $12,040                $11,806
         11/93             $11,196                     $11,934                $11,722
         12/93             $11,378                     $12,186                $11,913
         01/94             $11,508                     $12,325                $12,049
         02/94             $11,209                     $12,005                $11,736
         03/94             $10,956                     $11,517                $11,470
         04/94             $11,017                     $11,615                $11,535
         05/94             $11,090                     $11,716                $11,612
         06/94             $11,049                     $11,644                $11,568
         07/94             $11,208                     $11,857                $11,734
         08/94             $11,261                     $11,899                $11,790
         09/94             $11,149                     $11,724                $11,673
         10/94             $10,965                     $11,515                $11,480
         11/94             $10,801                     $11,307                $11,309
         12/94             $11,002                     $11,556                $11,519
         01/95             $11,248                     $11,886                $11,777
         02/95             $11,515                     $12,231                $12,057
         03/95             $11,608                     $12,372                $12,154
         04/95             $11,657                     $12,387                $12,205
         05/95             $11,905                     $12,782                $12,465
         06/95             $11,880                     $12,670                $12,439
         07/95             $11,999                     $12,790                $12,563
         08/95             $12,117                     $12,952                $12,686
         09/95             $12,161                     $13,034                $12,732
         10/95             $12,274                     $13,224                $12,854
         11/95             $12,410                     $13,443                $13,000
         12/95             $12,509                     $13,573                $13,106
         01/96             $12,604                     $13,676                $13,208
         02/96             $12,534                     $13,583                $13,138
         03/96             $12,328                     $13,409                $12,924
         04/96             $12,335                     $13,371                $12,922
         05/96             $12,285                     $13,366                $12,885
         06/96             $12,401                     $13,512                $13,007
         07/96             $12,554                     $13,633                $13,171
         08/96             $12,508                     $13,630                $13,113
         09/96             $12,612                     $13,821                $13,224
         10/96             $12,747                     $13,977                $13,380
         11/96             $12,990                     $14,233                $13,638
         12/96             $12,939                     $14,174                $13,587
         01/97             $12,980                     $14,200                $13,632
         02/97             $13,062                     $14,331                $13,720
         03/97             $12,887                     $14,140                $13,539
         04/97             $12,985                     $14,259                $13,631
         05/97             $13,161                     $14,475                $13,818
         06/97             $13,307                     $14,629                $13,986
         07/97             $13,706                     $15,035                $14,395
         08/97             $13,532                     $14,893                $14,215
         09/97             $13,705                     $15,071                $14,412
         10/97             $13,757                     $15,167                $14,483
         11/97             $13,840                     $15,257                $14,572
         12/97             $14,065                     $15,479                $14,799
         01/98             $14,182                     $15,639                $14,926
         02/98             $14,162                     $15,643                $14,906
         03/98             $14,134                     $15,657                $14,891
         04/98             $14,013                     $15,587                $14,764
         05/98             $14,263                     $15,833                $15,027
         06/98             $14,313                     $15,895                $15,067
         07/98             $14,329                     $15,935                $15,085
         08/98             $14,604                     $16,182                $15,375
         09/98             $14,788                     $16,384                $15,583
         10/98             $14,722                     $16,384                $15,500
         11/98             $14,770                     $16,441                $15,552
         12/98             $14,772                     $16,492                $15,568
         01/99             $14,964                     $16,689                $15,771
         02/99             $14,818                     $16,615                $15,619
         03/99             $14,873                     $16,638                $15,662
         04/99             $14,873                     $16,680                $15,678
         05/99             $14,729                     $16,818                $15,512
         06/99             $14,403                     $16,576                $15,184
         07/99             $14,432                     $16,636                $15,215
         08/99             $14,188                     $16,503                $14,959
         09/99             $14,129                     $16,509                $14,883
         10/99             $13,814                     $16,331                $14,554
         11/99             $13,969                     $16,504                $14,735
         12/99             $13,797                     $16,381                $14,555
         01/00             $13,682                     $16,308                $14,421
         02/00             $13,896                     $16,498                $14,649
         03/00             $14,262                     $16,857                $15,036
         04/00             $14,189                     $16,758                $14,961
         05/00             $14,061                     $16,671                $14,829
         06/00             $14,478                     $17,112                $15,271
         07/00             $14,751                     $17,350                $15,561
         08/00             $15,055                     $17,617                $15,883
         09/00             $14,983                     $17,526                $15,809
         10/00             $15,123                     $17,717                $15,960
         11/00             $15,186                     $17,852                $16,045
         12/00             $15,693                     $18,293                $16,566
         01/01             $15,762                     $18,474                $16,657
         02/01             $15,900                     $18,533                $16,805
         03/01             $16,045                     $18,700                $16,961
         04/01             $15,819                     $18,498                $16,725
         05/01             $16,025                     $18,697                $16,945
         06/01             $16,167                     $18,823                $17,097
         07/01             $16,436                     $19,101                $17,367
         08/01             $16,736                     $19,416                $17,687
         09/01             $16,704                     $19,350                $17,672
         10/01             $16,910                     $19,571                $17,876
         11/01             $16,732                     $19,407                $17,691
         12/01             $16,589                     $19,222                $17,559

CREDIT QUALITY(4) (AS OF DECEMBER 31, 2001)
[CHART]

AAA                          42.80%
AA                           26.90%
BBB                          13.90%
A                             9.19%
Unrated                       5.85%
Cash                          1.36%


MATURITY DISTRIBUTION(10)
(AS OF DECEMBER 31, 2001)

[CHART]

0-1 Year                2.84%
5-10 Years             13.42%
10-20 Years            44.30%
20-30 Years            39.44%


(3) The published return closest to the Fund's inception date of March 2, 1992.
(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 41.69%. Any capital gains distributions may be taxable.
(8) The value of the securities subject to the AMT is represented as a percentage of net assets.
(9) The chart compares the performance of the Wells Fargo Arizona Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.
(10) Portfolio holdings are subject to change.

CALIFORNIA LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
   The California Limited Term Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and California individual income tax, while preserving capital.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Mary Jo Sebrell
   Stephen Galiani

INCEPTION DATE
   11/18/92

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 1.98%(1) for the six-month period ended December 31, 2001, excluding sales charges, underperforming the Lehman Brothers 3-Year Municipal Bond Index(2) (the Index), which returned 2.61%. The Fund's Class A shares distributed $0.16 per share in dividend income and $0.03 capital gains during the period.

     During the second half of 2001, the Federal Reserve Board (the Fed) lowered short-term interest rates by a total of 2.00%. The bond market initially rallied, and yields declined to almost historic lows by the first week of November. Through the remainder of the year, however, concerns about the timing and strength of an expected economic recovery fueled a sell-off that drove municipal yields up sharply. While yields on very short-term bonds ended the six-month period lower, intermediate-term municipal yields rose slightly in one of the most volatile periods for bonds in a decade.

     Some of the Fund's underperformance can be attributed to the 2- to 4-year maturities of the securities in the Index compared to the Fund's portfolio that held bonds throughout the 10-year maturity range.

STRATEGIC OUTLOOK

     We believe that longer-term bond yields may fluctuate within a relatively narrow range during the first quarter of 2002, as two countervailing forces potentially buffet market sentiment. On the negative side, fixed-income investors may be concerned as signs of economic recovery increase, while on the positive side, they may be encouraged by continued reports of subdued inflation. In the shorter maturity range, we expect the yield curve to remain very steep with yields possibly moving in a narrow trading range. We do not expect the Fed to initiate any tightening moves until possibly the second half of 2002. In this environment, the Fund's share price may fluctuate within a narrow range during the next quarter. Income may be an important component of total return. We intend to remain focused on maintaining, and improving when possible, the Fund's distribution yield.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A and Institutional Class shares of the Wells Fargo California Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A and Institutional Class shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with an approximate maturity of three years. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2001)

                                               INCLUDING SALES CHARGE                     EXCLUDING SALES CHARGE
                                     -----------------------------------------   -----------------------------------------
                                     6-MONTH*  1-YEAR  5-YEAR  SINCE INCEPTION   6-MONTH*  1-YEAR  5-YEAR  SINCE INCEPTION
   WELLS FARGO CALIFORNIA
     LIMITED TERM TAX-FREE
     FUND -- CLASS A                  (2.63)   (0.44)   3.34        3.98          1.98      4.20    4.30       4.50

   WELLS FARGO CALIFORNIA LIMITED
     TERM TAX-FREE FUND --
     INSTITUTIONAL CLASS                                                          2.06      4.37    4.40       4.56

   BENCHMARK
     LEHMAN BROTHERS 3-YEAR
       MUNICIPAL BOND INDEX(2)                                                    2.61      6.59    5.08       7.42(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND CHARACTERISTICS
   (AS OF DECEMBER 31, 2001)

   AVERAGE CREDIT QUALITY(4)               AA+

   WEIGHTED AVERAGE COUPON                5.49%

   WEIGHTED AVERAGE MATURITY           4.74 YEARS

   ESTIMATED DURATION                  3.43 YEARS

   PORTFOLIO TURNOVER                      20%

   NUMBER OF HOLDINGS                      59

   NAV
     (CLASS A, I)                $10.35, $10.19

   SEC YIELD(5)
     (CLASS A, I)                  2.56%, 2.72%

   DISTRIBUTION RATE(6)
     (CLASS A, I)                  2.91%, 3.20%

   TAXABLE EQUIVALENT YIELD(7)
     (CLASS A, I)                  4.60%, 4.88%

   ALTERNATIVE MINIMUM TAX
     (AMT)(8)                             5.04%

GROWTH OF $10,000 INVESTMENT(9)

[CHART]

             Wells Fargo California Limited   Lehman Brothers 3-Year  Wells Fargo California Limited
             Term Tax-Free Fund - Class A      Municipal Bond Index   Term Tax-Free Fund - Class I
Inception               $9,550                         $10,000                  $10,000
     11/92              $9,559                         $10,070                  $10,008
     12/92              $9,632                         $10,130                  $10,084
      1/93              $9,719                         $10,206                  $10,176
      2/93              $9,922                         $10,367                  $10,389
      3/93              $9,841                         $10,336                  $10,303
      4/93              $9,893                         $10,395                  $10,358
      5/93              $9,908                         $10,424                  $10,373
      6/93              $9,997                         $10,490                  $10,467
      7/93              $9,972                         $10,496                  $10,441
      8/93             $10,112                         $10,593                  $10,587
      9/93             $10,192                         $10,640                  $10,671
     10/93             $10,213                         $10,662                  $10,693
     11/93             $10,184                         $10,648                  $10,663
     12/93             $10,316                         $10,760                  $10,801
      1/94             $10,389                         $10,847                  $10,877
      2/94             $10,241                         $10,746                  $10,722
      3/94             $10,125                         $10,616                  $10,601
      4/94             $10,159                         $10,679                  $10,636
      5/94             $10,194                         $10,729                  $10,674
      6/94             $10,178                         $10,732                  $10,657
      7/94             $10,275                         $10,821                  $10,758
      8/94             $10,291                         $10,860                  $10,774
      9/94             $10,254                         $10,833                  $10,736
     10/94             $10,218                         $10,807                  $10,698
     11/94             $10,149                         $10,788                  $10,627
     12/94             $10,202                         $10,834                  $10,681
      1/95             $10,317                         $10,924                  $10,802
      2/95             $10,461                         $11,039                  $10,953
      3/95             $10,549                         $11,138                  $11,045
      4/95             $10,569                         $11,176                  $11,066
      5/95             $10,719                         $11,347                  $11,223
      6/95             $10,722                         $11,374                  $11,226
      7/95             $10,816                         $11,494                  $11,324
      8/95             $10,892                         $11,584                  $11,404
      9/95             $10,937                         $11,617                  $11,451
     10/95             $11,001                         $11,673                  $11,518
     11/95             $11,078                         $11,747                  $11,599
     12/95             $11,134                         $11,796                  $11,658
      1/96             $11,224                         $11,888                  $11,752
      2/96             $11,214                         $11,890                  $11,741
      3/96             $11,141                         $11,861                  $11,665
      4/96             $11,144                         $11,876                  $11,668
      5/96             $11,141                         $11,886                  $11,665
      6/96             $11,197                         $11,957                  $11,723
      7/96             $11,276                         $12,023                  $11,806
      8/96             $11,284                         $12,042                  $11,815
      9/96             $11,358                         $12,115                  $11,893
     10/96             $11,447                         $12,200                  $11,975
     11/96             $11,572                         $12,314                  $12,121
     12/96             $11,563                         $12,321                  $12,111
      1/97             $11,614                         $12,375                  $12,154
      2/97             $11,670                         $12,435                  $12,213
      3/97             $11,582                         $12,371                  $12,131
      4/97             $11,630                         $12,424                  $12,170
      5/97             $11,737                         $12,526                  $12,296
      6/97             $11,806                         $12,600                  $12,369
      7/97             $11,969                         $12,750                  $12,531
      8/97             $11,940                         $12,724                  $12,500
      9/97             $12,011                         $12,815                  $12,575
     10/97             $12,052                         $12,872                  $12,619
     11/97             $12,076                         $12,910                  $12,644
     12/97             $12,155                         $12,997                  $12,728
      1/98             $12,265                         $13,083                  $12,846
      2/98             $12,277                         $13,111                  $12,858
      3/98             $12,268                         $13,132                  $12,848
      4/98             $12,235                         $13,113                  $12,813
      5/98             $12,344                         $13,235                  $12,929
      6/98             $12,382                         $13,280                  $12,969
      7/98             $12,435                         $13,328                  $13,025
      8/98             $12,602                         $13,457                  $13,204
      9/98             $12,748                         $13,543                  $13,346
     10/98             $12,765                         $13,608                  $13,377
     11/98             $12,802                         $13,641                  $13,416
     12/98             $12,818                         $13,674                  $13,431
      1/99             $12,945                         $13,798                  $13,565
      2/99             $12,908                         $13,813                  $13,526
      3/99             $12,936                         $13,826                  $13,569
      4/99             $12,941                         $13,869                  $13,561
      5/99             $12,893                         $13,849                  $13,509
      6/99             $12,733                         $13,766                  $13,352
      7/99             $12,811                         $13,835                  $13,423
      8/99             $12,788                         $13,852                  $13,398
      9/99             $12,840                         $13,904                  $13,466
     10/99             $12,805                         $13,906                  $13,430
     11/99             $12,870                         $13,967                  $13,487
     12/99             $12,823                         $13,944                  $13,451
      1/00             $12,864                         $13,970                  $13,495
      2/00             $12,918                         $14,014                  $13,554
      3/00             $13,016                         $14,087                  $13,659
      4/00             $12,986                         $14,089                  $13,628
      5/00             $13,010                         $14,103                  $13,654
      6/00             $13,201                         $14,282                  $13,859
      7/00             $13,302                         $14,397                  $13,968
      8/00             $13,443                         $14,508                  $14,119
      9/00             $13,412                         $14,513                  $14,087
     10/00             $13,476                         $14,594                  $14,156
     11/00             $13,538                         $14,654                  $14,224
     12/00             $13,696                         $14,816                  $14,392
      1/01             $13,861                         $15,042                  $14,556
      2/01             $13,887                         $15,099                  $14,585
      3/01             $13,929                         $15,204                  $14,645
      4/01             $13,809                         $15,182                  $14,519
      5/01             $13,916                         $15,321                  $14,634
      6/01             $13,994                         $15,390                  $14,718
      7/01             $14,113                         $15,516                  $14,847
      8/01             $14,273                         $15,678                  $15,020
      9/01             $14,281                         $15,756                  $15,015
     10/01             $14,385                         $15,859                  $15,141
     11/01             $14,309                         $15,809                  $15,047
     12/01             $14,271                         $15,794                  $15,022

CREDIT QUALITY(4) (AS OF DECEMBER 31, 2001)

[CHART]

AAA                                 65.80%
AA                                  17.40%
A                                    8.72%
BBB                                  4.18%
Unrated                              2.20%
SP1                                  1.70%

MATURITY DISTRIBUTION(10)
(AS OF DECEMBER 31, 2001)

[CHART]

0-1 Year               18.19%
1-5 Years              51.70%
5-10 Years             28.06%
10-20 Years             2.05%

(3) The published return closest to the Fund's inception date of November 18, 1992.
(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.31%. Any capital gains distributions may be taxable.
(8) The value of the securities subject to the AMT is represented as a percentage of net assets.
(9) The chart compares the performance of the Wells Fargo California Limited Term Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.
(10) Portfolio holdings are subject to change.

  CALIFORNIA TAX-FREE FUND

  INVESTMENT OBJECTIVE

   The California Tax-Free Fund (the Fund) seeks to provide investors with a high level of current income exempt from federal income tax and California individual income tax, while preserving capital, by investing in intermediate- to long-term investment-grade municipal securities.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGER
   Stephen Galiani

INCEPTION DATE
   10/06/88

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 2.56%(1) for the six-month period ended December 31, 2001, excluding sales charges, outperforming its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 2.18% during the period. The Fund's Class A shares distributed $0.27 per share in dividend income and $0.06 capital gains during the period.

     During the second half of 2001, the Federal Reserve Board lowered short-term interest rates a total of 2.00%. The bond market initially rallied, and yields declined to almost historic lows by the first week of November. Through the remainder of the year, however, concerns about the timing and strength of an expected economic recovery fueled a sell-off that drove municipal yields up sharply. While yields on very short-term bonds ended the six-month period lower, intermediate-term municipal yields rose slightly and long-term bonds finished virtually unchanged in one of the most volatile periods for bonds in a decade.

     During the six-month period, California municipal bonds in general slightly outperformed national paper. Uninsured State of California general obligation bonds underperformed due to a downgrade by Moody's Investor Services. The Fund was not impacted by this downgrade because it did not hold California general obligation bonds during the period. For most of the six-month period, the majority of the Fund's portfolio was invested in long duration and average maturity bonds. This worked well for most of the period when interest rates were falling, however, it impacted the Fund negatively from early November to mid-December, as interest rates rose.

STRATEGIC OUTLOOK

     We believe that longer-term bond yields may fluctuate within a relatively narrow range during the first quarter of 2002, as two countervailing forces potentially buffet market sentiment. On the negative side, fixed-income investors may become concerned if signs of an economic recovery increase; while on the positive side, they may be encouraged by continued reports of subdued inflation. In such an environment, the Fund's share price may fluctuate within a narrow range over the next quarter. Income may be an important component of total return. We intend to remain focused on maintaining, and improving when possible, the Fund's distribution yield.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B, Class C and Institutional Class shares of the California Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach California Tax-Free Bond Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express California Tax-Free Bond Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class C shares of the Fund reflects performance of the Class D shares of the Overland Fund; for periods prior to July 1, 1993, Class C share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class C shares of the Wells Fargo Fund. Performance shown for the Class B shares of the Fund for periods prior to December 12, 1997, reflects performance of the Class D shares of the Overland Fund, although for periods prior to July 1, 1993, Class B share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class B shares of the Fund. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2001)

                                           INCLUDING SALES CHARGE                  EXCLUDING SALES CHARGE
                                     ----------------------------------      -----------------------------------
                                     6-MONTH*  1-YEAR   5-YEAR  10-YEAR      6-MONTH*   1-YEAR  5-YEAR   10-YEAR
   WELLS FARGO CALIFORNIA
     TAX-FREE FUND -- CLASS A         (2.06)    (0.46)    4.88    6.11         2.56      4.20     5.84     6.60

   WELLS FARGO CALIFORNIA
     TAX-FREE FUND -- CLASS B         (2.80)    (1.42)    4.74    5.84         2.18      3.53     5.07     5.84

   WELLS FARGO CALIFORNIA
     TAX-FREE FUND -- CLASS C          1.18      2.44     5.07    5.84         2.17      3.43     5.07     5.84

   WELLS FARGO CALIFORNIA TAX-FREE
      FUND -- INSTITUTIONAL CLASS                                              2.65      4.47     5.95     6.65

   BENCHMARK
     LEHMAN BROTHERS MUNICIPAL
       BOND INDEX(2)                                                           2.18      5.13     5.98     6.63

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND CHARACTERISTICS
   (AS OF DECEMBER 31, 2001)

   AVERAGE CREDIT QUALITY(3)                         AA

   WEIGHTED AVERAGE COUPON                          4.72%

   WEIGHTED AVERAGE MATURITY                    19.03 YEARS

   ESTIMATED DURATION                           7.77 YEARS

   PORTFOLIO TURNOVER                                12%

   NUMBER OF HOLDINGS                                259

   NAV
     (CLASS A, B, C, I)          $11.20, $11.42, $11.42, $11.23

   SEC YIELD(4)
     (CLASS A, B, C, I)          4.24%, 3.59%, 3.59%, 4.60%

   DISTRIBUTION RATE(5)
     (CLASS A, B, C, I)          4.60%, 4.06%, 4.06%, 4.99%

   TAXABLE EQUIVALENT YIELD(6)
     (CLASS A, B, C, I)          7.61%, 6.45%, 6.45%, 8.26%

   ALTERNATIVE MINIMUM TAX
     (AMT)(7)                                        8.00%


GROWTH OF $10,000 INVESTMENT(8)

[CHART]

           Wells Fargo California    Lehman Brothers       Wells Fargo California
           Tax-Free Fund - Class A   Municipal Bond Index  Tax-Free Fund - Class I
   12/91            $9,550               $10,000                  $10,000
    1/92            $9,534               $10,023                   $9,987
    2/92            $9,594               $10,026                  $10,050
    3/92            $9,627               $10,030                  $10,084
    4/92            $9,714               $10,119                  $10,175
    5/92            $9,820               $10,239                  $10,286
    6/92            $9,999               $10,411                  $10,474
    7/92           $10,326               $10,723                  $10,817
    8/92           $10,185               $10,618                  $10,669
    9/92           $10,237               $10,687                  $10,724
   10/92           $10,038               $10,582                  $10,515
   11/92           $10,288               $10,772                  $10,777
   12/92           $10,406               $10,882                  $10,901
    1/93           $10,527               $11,008                  $11,027
    2/93           $10,916               $11,406                  $11,435
    3/93           $10,832               $11,285                  $11,347
    4/93           $10,958               $11,399                  $11,478
    5/93           $11,035               $11,463                  $11,560
    6/93           $11,243               $11,655                  $11,778
    7/93           $11,236               $11,670                  $11,770
    8/93           $11,515               $11,912                  $12,062
    9/93           $11,676               $12,048                  $12,231
   10/93           $11,699               $12,071                  $12,255
   11/93           $11,582               $11,965                  $12,133
   12/93           $11,757               $12,217                  $12,316
    1/94           $11,904               $12,357                  $12,470
    2/94           $11,670               $12,037                  $12,225
    3/94           $11,280               $11,547                  $11,816
    4/94           $11,263               $11,645                  $11,798
    5/94           $11,381               $11,746                  $11,921
    6/94           $11,352               $11,675                  $11,892
    7/94           $11,545               $11,888                  $12,094
    8/94           $11,591               $11,930                  $12,142
    9/94           $11,456               $11,754                  $12,000
   10/94           $11,288               $11,545                  $11,824
   11/94           $11,086               $11,336                  $11,613
   12/94           $11,249               $11,586                  $11,784
    1/95           $11,561               $11,917                  $12,111
    2/95           $11,842               $12,263                  $12,404
    3/95           $11,945               $12,404                  $12,513
    4/95           $11,948               $12,419                  $12,516
    5/95           $12,310               $12,815                  $12,895
    6/95           $12,142               $12,703                  $12,719
    7/95           $12,216               $12,823                  $12,797
    8/95           $12,375               $12,986                  $12,963
    9/95           $12,477               $13,068                  $13,070
   10/95           $12,704               $13,258                  $13,307
   11/95           $12,943               $13,478                  $13,558
   12/95           $13,092               $13,608                  $13,714
    1/96           $13,159               $13,711                  $13,785
    2/96           $13,041               $13,618                  $13,661
    3/96           $12,841               $13,444                  $13,451
    4/96           $12,785               $13,406                  $13,392
    5/96           $12,795               $13,401                  $13,403
    6/96           $12,944               $13,547                  $13,560
    7/96           $13,087               $13,669                  $13,709
    8/96           $13,097               $13,666                  $13,719
    9/96           $13,297               $13,857                  $13,929
   10/96           $13,442               $14,014                  $14,080
   11/96           $13,702               $14,270                  $14,353
   12/96           $13,620               $14,210                  $14,267
    1/97           $13,644               $14,237                  $14,292
    2/97           $13,776               $14,368                  $14,431
    3/97           $13,582               $14,177                  $14,228
    4/97           $13,704               $14,296                  $14,355
    5/97           $13,910               $14,512                  $14,571
    6/97           $14,031               $14,667                  $14,698
    7/97           $14,489               $15,074                  $15,177
    8/97           $14,322               $14,932                  $15,002
    9/97           $14,484               $15,110                  $15,172
   10/97           $14,573               $15,206                  $15,266
   11/97           $14,640               $15,296                  $15,336
   12/97           $14,841               $15,520                  $15,547
    1/98           $15,033               $15,679                  $15,749
    2/98           $15,034               $15,684                  $15,737
    3/98           $15,025               $15,698                  $15,742
    4/98           $14,963               $15,628                  $15,678
    5/98           $15,209               $15,874                  $15,922
    6/98           $15,265               $15,936                  $15,982
    7/98           $15,288               $15,976                  $16,021
    8/98           $15,544               $16,224                  $16,290
    9/98           $15,791               $16,427                  $16,548
   10/98           $15,784               $16,427                  $16,541
   11/98           $15,839               $16,484                  $16,600
   12/98           $15,852               $16,535                  $16,615
    1/99           $16,050               $16,732                  $16,809
    2/99           $15,964               $16,658                  $16,734
    3/99           $16,024               $16,682                  $16,783
    4/99           $16,030               $16,723                  $16,805
    5/99           $15,890               $16,862                  $16,659
    6/99           $15,623               $16,619                  $16,381
    7/99           $15,672               $16,679                  $16,433
    8/99           $15,489               $16,546                  $16,243
    9/99           $15,507               $16,552                  $16,247
   10/99           $15,282               $16,374                  $16,015
   11/99           $15,459               $16,547                  $16,217
   12/99           $15,273               $16,423                  $16,025
    1/00           $15,192               $16,351                  $15,943
    2/00           $15,459               $16,541                  $16,209
    3/00           $15,849               $16,901                  $16,635
    4/00           $15,707               $16,801                  $16,473
    5/00           $15,641               $16,714                  $16,422
    6/00           $16,108               $17,157                  $16,899
    7/00           $16,370               $17,395                  $17,176
    8/00           $16,724               $17,663                  $17,564
    9/00           $16,624               $17,571                  $17,447
   10/00           $16,739               $17,763                  $17,586
   11/00           $16,883               $17,898                  $17,739
   12/00           $17,365               $18,340                  $18,231
    1/01           $17,436               $18,522                  $18,325
    2/01           $17,501               $18,581                  $18,395
    3/01           $17,604               $18,748                  $18,489
    4/01           $17,348               $18,546                  $18,224
    5/01           $17,543               $18,746                  $18,448
    6/01           $17,642               $18,872                  $18,555
    7/01           $17,918               $19,151                  $18,847
    8/01           $18,320               $19,467                  $19,271
    9/01           $18,263               $19,401                  $19,214
   10/01           $18,445               $19,622                  $19,409
   11/01           $18,308               $19,457                  $19,251
   12/01           $18,094               $19,272                  $19,046

CREDIT QUALITY(3) (AS OF DECEMBER 31, 2001)

[CHART]

AAA                                 53.10%
BBB                                 17.50%
AA                                   9.35%
Unrated                              5.36%
A1                                   3.50%
Cash                                 0.84%
SP1                                  0.35%

MATURITY DISTRIBUTION(9)
(AS OF DECEMBER 31, 2001)

[CHART]

0-1 Year                3.09%
1-5 Years               3.70%
6-10 Years             19.04%
11-20 Years            28.98%
20+ Years              45.19%

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.31%. Any capital gains distributions may be taxable.
(7) The value of the securities subject to the AMT is represented as a percentage of net assets.
(8) The chart compares the performance of the Wells Fargo California Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.
(9) Portfolio holdings are subject to change.

COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE

   The Colorado Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Colorado individual income tax consistent with the preservation of capital.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Stephen Galiani
   Arthur C. Evans

INCEPTION DATE
   06/01/93

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 2.92%(1) during the six-month period ended December 31, 2001, excluding sales charges, outperforming the Lehman Brothers Municipal Bond Index(2), which returned 2.18%. The Fund's Class A shares distributed $0.26 per share in dividend income and no capital gains during the period.

     During the second half of 2001, the Federal Reserve Board (the Fed) lowered short-term interest rates a total of 2.00%, down to 1.75%. The bond market initially rallied, and yields declined to almost historic lows by the first week of November. Through the remainder of the year, however, concerns about the timing and strength of an expected economic recovery fueled a sell-off that drove municipal yields up sharply. While yields on very short-term bonds ended the six-month period lower, intermediate-term municipal yields rose slightly and long-term bonds finished virtually unchanged in one of the most volatile periods for bonds in a decade.

     In general, higher quality bonds in the 10-15 year maturity range performed weakest during the period, due to expectations of a flatter yield curve and frequent selling by investors. Credit spreads contracted somewhat for many of the Fund's lower investment grade credit bond holdings. Our focus on selectively maintaining a core allocation of higher yielding securities helped the Fund outperform its benchmark.

STRATEGIC OUTLOOK

     We believe that longer-maturity bond yields may fluctuate within a relatively narrow range during the first quarter of 2002. Two countervailing forces--increasing signs that the economy may be moving out of recession and a continuing trend of benign inflation reports--may buffet market sentiment. We believe the Fed is likely near the end of its easing cycle and may reverse this trend in 2002. We expect the recent trend of yield volatility may continue until the market reaches a consensus on the timing and strength of the recession's eventual recovery.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Colorado Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class B shares for periods prior to August 2, 1993, reflects performance of the Class A shares of the Norwest Advantage Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2001)

                                               INCLUDING SALES CHARGE                   EXCLUDING SALES CHARGE
                                     -----------------------------------------  -----------------------------------------
                                     6-MONTH*  1-YEAR  5-YEAR  SINCE INCEPTION  6-MONTH*  1-YEAR  5-YEAR  SINCE INCEPTION
   WELLS FARGO COLORADO
     TAX-FREE FUND -- CLASS A         (1.71)    0.64    4.84        5.30         2.92      5.38    5.81        5.87

   WELLS FARGO COLORADO
     TAX-FREE FUND -- CLASS B         (2.47)   (0.32)   4.71        5.10         2.53      4.68    5.04        5.10

   WELLS FARGO COLORADO TAX-FREE
     FUND -- INSTITUTIONAL CLASS                                                 2.82      5.38    5.81        5.87

   BENCHMARK
     LEHMAN BROTHERS MUNICIPAL
       BOND INDEX(2)                                                             2.18      5.13    5.98        6.06

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND CHARACTERISTICS
   (AS OF DECEMBER 31, 2001)

   AVERAGE CREDIT QUALITY(3)                   AA

   WEIGHTED AVERAGE COUPON                    4.61%

   WEIGHTED AVERAGE MATURITY              16.48 YEARS

   ESTIMATED AVERAGE DURATION             10.23 YEARS

   PORTFOLIO TURNOVER                          13%

   NUMBER OF HOLDINGS                          99

   NAV
     (CLASS A, B, I)            $10.43, $10.45, $10.43

   SEC YIELD(4)
     (CLASS A, B, I)               4.44%, 3.89%, 4.65%

   DISTRIBUTION RATE(5)
     (CLASS A, B, I)               5.00%, 4.48%, 5.23%

   TAXABLE EQUIVALENT YIELD(6)
     (CLASS A, B, I)               7.58%, 6.64%, 7.94%

   ALTERNATIVE MINIMUM TAX
     (AMT)(7)                                 9.96%

GROWTH OF $10,000 INVESTMENT(8)

[CHART]

                   Wells Fargo Colorado       Lehman Brothers      Wells Fargo Colorado
                  Tax-Free Fund - Class A   Municipal Bond Index  Tax-Free Fund - Class I
           5/93            $9,550                  $10,000                $10,000
           6/93            $9,685                  $10,167                $10,142
           7/93            $9,671                  $10,180                $10,127
           8/93            $9,923                  $10,392                $10,391
           9/93           $10,061                  $10,510                $10,535
          10/93           $10,056                  $10,530                $10,530
          11/93            $9,933                  $10,438                $10,401
          12/93           $10,176                  $10,658                $10,655
           1/94           $10,335                  $10,779                $10,822
           2/94           $10,027                  $10,500                $10,500
           3/94            $9,617                  $10,073                $10,081
           4/94            $9,645                  $10,159                $10,099
           5/94            $9,743                  $10,247                $10,202
           6/94            $9,671                  $10,184                $10,127
           7/94            $9,833                  $10,371                $10,297
           8/94            $9,864                  $10,407                $10,329
           9/94            $9,714                  $10,254                $10,171
          10/94            $9,558                  $10,072                $10,009
          11/94            $9,383                   $9,889                 $9,825
          12/94            $9,573                  $10,107                $10,024
           1/95            $9,767                  $10,396                $10,227
           2/95           $10,024                  $10,698                $10,507
           3/95           $10,112                  $10,821                $10,600
           4/95           $10,142                  $10,834                $10,619
           5/95           $10,471                  $11,179                $10,964
           6/95           $10,391                  $11,082                $10,881
           7/95           $10,508                  $11,187                $11,003
           8/95           $10,661                  $11,328                $11,164
           9/95           $10,720                  $11,400                $11,225
          10/95           $10,874                  $11,566                $11,386
          11/95           $11,061                  $11,758                $11,593
          12/95           $11,200                  $11,871                $11,727
           1/96           $11,280                  $11,961                $11,812
           2/96           $11,195                  $11,880                $11,734
           3/96           $11,058                  $11,728                $11,590
           4/96           $10,998                  $11,695                $11,527
           5/96           $11,032                  $11,690                $11,551
           6/96           $11,169                  $11,818                $11,694
           7/96           $11,300                  $11,924                $11,832
           8/96           $11,279                  $11,922                $11,810
           9/96           $11,463                  $12,089                $12,002
          10/96           $11,596                  $12,225                $12,142
          11/96           $11,751                  $12,449                $12,304
          12/96           $11,746                  $12,397                $12,299
           1/97           $11,811                  $12,420                $12,368
           2/97           $11,893                  $12,534                $12,453
           3/97           $11,733                  $12,368                $12,285
           4/97           $11,842                  $12,472                $12,400
           5/97           $12,024                  $12,660                $12,590
           6/97           $12,145                  $12,795                $12,718
           7/97           $12,541                  $13,150                $13,132
           8/97           $12,345                  $13,026                $12,927
           9/97           $12,516                  $13,181                $13,118
          10/97           $12,641                  $13,266                $13,237
          11/97           $12,718                  $13,344                $13,330
          12/97           $12,955                  $13,539                $13,565
           1/98           $13,071                  $13,678                $13,699
           2/98           $13,071                  $13,682                $13,687
           3/98           $13,076                  $13,695                $13,692
           4/98           $12,958                  $13,633                $13,581
           5/98           $13,222                  $13,848                $13,844
           6/98           $13,274                  $13,902                $13,899
           7/98           $13,292                  $13,937                $13,918
           8/98           $13,521                  $14,153                $14,158
           9/98           $13,723                  $14,330                $14,370
          10/98           $13,612                  $14,330                $14,254
          11/98           $13,714                  $14,380                $14,360
          12/98           $13,750                  $14,425                $14,398
           1/99           $13,894                  $14,596                $14,549
           2/99           $13,777                  $14,532                $14,426
           3/99           $13,768                  $14,552                $14,417
           4/99           $13,810                  $14,589                $14,474
           5/99           $13,723                  $14,710                $14,369
           6/99           $13,452                  $14,498                $14,086
           7/99           $13,470                  $14,550                $14,105
           8/99           $13,306                  $14,434                $13,933
           9/99           $13,206                  $14,440                $13,828
          10/99           $13,028                  $14,284                $13,641
          11/99           $13,165                  $14,435                $13,786
          12/99           $12,996                  $14,327                $13,622
           1/00           $12,857                  $14,264                $13,462
           2/00           $13,104                  $14,429                $13,721
           3/00           $13,423                  $14,744                $14,070
           4/00           $13,335                  $14,657                $13,963
           5/00           $13,192                  $14,581                $13,814
           6/00           $13,569                  $14,967                $14,223
           7/00           $13,798                  $15,175                $14,462
           8/00           $14,069                  $15,409                $14,732
           9/00           $13,964                  $15,329                $14,636
          10/00           $14,140                  $15,496                $14,806
          11/00           $14,260                  $15,614                $14,932
          12/00           $14,782                  $15,999                $15,478
           1/01           $14,881                  $16,158                $15,597
           2/01           $14,974                  $16,209                $15,680
           3/01           $15,100                  $16,355                $15,812
           4/01           $14,832                  $16,179                $15,530
           5/01           $14,983                  $16,353                $15,704
           6/01           $15,135                  $16,463                $15,863
           7/01           $15,433                  $16,706                $16,160
           8/01           $15,761                  $16,982                $16,503
           9/01           $15,676                  $16,924                $16,430
          10/01           $15,860                  $17,117                $16,607
          11/01           $15,716                  $16,974                $16,456
          12/01           $15,577                  $16,812                $16,311

CREDIT QUALITY(3) (AS OF DECEMBER 31, 2001)

[CHART]

AAA                              41.60%
AA                               29.40%
Unrated                          11.78%
BBB                               7.09%
A                                 6.71%
Cash                              1.72%
SP1                               1.70%

MATURITY DISTRIBUTION(9)
(AS OF DECEMBER 31, 2001)

[CHART]

0-1 Year                4.78%
5-10 Years             17.71%
10-20 Years            51.81%
20+ Years              25.70%

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 41.44%. Any capital gains distributions may be taxable.
(7) The value of the securities subject to the AMT is represented as a percentage of net assets.
(8) The chart compares the performance of the Wells Fargo Colorado Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.
(9) Portfolio holdings are subject to change.

MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE

   The Minnesota Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

ADVISOR

   Wells Fargo Funds Management, LLC

SUB-ADVISOR

   Wells Capital Management Incorporated

FUND MANAGER

   Patricia Hovanetz, CFA

INCEPTION DATE

   01/12/88

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 2.47%(1) for the six-month period ended December 31, 2001, excluding sales charges, outperforming its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 2.18%. The Fund's Class A shares distributed $0.27 per share in dividend income and no capital gains during the period. On November 16, 2001, the Fund completed a merger with the Wells Fargo Minnesota Intermediate Tax-Free Fund incorporating an additional $176.24 million in assets.

     The Federal Reserve Board (the Fed) continued to lower interest rates during the second half of 2001. During the period, the Fed cut rates five times, lopping off a total of 2.00%. Municipal yields followed suit for most of the period, declining steadily until November 7, when they stood near historical lows. Yields rose significantly before stabilizing at year-end, finishing 2001 virtually unchanged from the previous year.

     For most of the period, most of the Fund's holdings had a relatively long duration. However, with its merger with the Wells Fargo Minnesota Intermediate Tax-Free Fund in November, the duration shortened by almost two years, which helped Fund performance late in 2001 during a period of rising rates.

STRATEGIC OUTLOOK

     We are in a period of uncertainty about the depth and length of the current recession. This may cause the market to be more volatile than it was in 2001. Also, the Fed may be near the end of its rate-cutting cycle so rates could move somewhat lower. Then if the economy does begin to recover, yields could move gradually higher depending on the pace of the recovery.

     If this expected recovery occurs, the Fund may perform well because of its shorter duration and above-average yield. The Fund's portfolio consists, in part of premium bonds in the short- and intermediate-maturity range that may benefit performance if short-term rates begin to rise. Also, the Fund has about 7% of its issues scheduled for maturity or call during 2002 that will provide an opportunity to lengthen the Fund's maturity if and when yields become more attractive.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Minnesota Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares adjusted to reflect Class B shares sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2001)

                                               INCLUDING SALES CHARGE                    EXCLUDING SALES CHARGE
                                     -----------------------------------------  -----------------------------------------
                                     6-MONTH*    1-YEAR    5-YEAR     10-YEAR   6-MONTH*    1-YEAR     5-YEAR    10-YEAR
   WELLS FARGO MINNESOTA TAX-FREE
     FUND-- CLASS A                  (2.14)      0.54       4.29      5.37       2.47        5.28       5.25      5.86

   WELLS FARGO MINNESOTA TAX-FREE
     FUND-- CLASS B                  (3.00)     (0.60)      4.11      5.04       1.99        4.40       4.45      5.04

   WELLS FARGO MINNESOTA TAX-FREE
     FUND-- INSTITUTIONAL CLASS                                                  2.48        5.18       5.25      5.86

   BENCHMARK
     LEHMAN BROTHERS MUNICIPAL
     BOND INDEX(2)                                                               2.18        5.13       5.98      6.63


*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND CHARACTERISTICS
   (AS OF DECEMBER 31, 2001)


   AVERAGE CREDIT QUALITY(3)                 AA

   WEIGHTED AVERAGE COUPON                  5.33%

   WEIGHTED AVERAGE MATURITY             12.98 YEARS

   ESTIMATED DURATION                     6.14 YEARS

   PORTFOLIO TURNOVER                         8%

   NUMBER OF HOLDINGS                        225

   NAV
     (CLASS A, B, I)               $10.67, $10.66, $10.67

   SEC YIELD(4)
     (CLASS A, B, I)                 4.19%, 3.63%, 4.38%

   DISTRIBUTION RATE(5)
     (CLASS A, B, I)                 4.65%, 4.12%, 4.87%

   TAXABLE EQUIVALENT YIELD(6)
     (CLASS A, B, I)                 7.41%, 6.42%, 7.74%

   ALTERNATIVE MINIMUM TAX
     (AMT)(7)                               3.16%

CREDIT QUALITY(3) (AS OF DECEMBER 31, 2001)

[CHART]

AAA         45.30%
AA          31.80%
A            9.30%
Unrated      7.60%
BBB          4.80%
Cash         1.20%

[CHART]

GROWTH OF $10,000 INVESTMENT(8)

                      WELLS FARGO                 LEHMAN BROTHERS      WELLS FARGO MINNESOTA
           MINNESOTA TAX-FREE FUND - CLASS A   MUNICIPAL BOND INDEX    TAX-FREE FUND - CLASS I
   12/91                              $9,550                 $10,000                  $10,000
   01/92                              $9,581                 $10,023                  $10,032
   02/92                              $9,605                 $10,026                  $10,058
   03/92                              $9,652                 $10,030                  $10,107
   04/92                              $9,708                 $10,119                  $10,166
   05/92                              $9,794                 $10,239                  $10,255
   06/92                              $9,897                 $10,411                  $10,364
   07/92                             $10,102                 $10,723                  $10,578
   08/92                             $10,030                 $10,618                  $10,503
   09/92                             $10,096                 $10,687                  $10,571
   10/92                             $10,035                 $10,582                  $10,508
   11/92                             $10,176                 $10,772                  $10,655
   12/92                             $10,271                 $10,882                  $10,755
   01/93                             $10,370                 $11,008                  $10,859
   02/93                             $10,655                 $11,406                  $11,158
   03/93                             $10,541                 $11,285                  $11,037
   04/93                             $10,647                 $11,399                  $11,149
   05/93                             $10,709                 $11,463                  $11,214
   06/93                             $10,873                 $11,655                  $11,386
   07/93                             $10,892                 $11,670                  $11,405
   08/93                             $11,129                 $11,912                  $11,664
   09/93                             $11,306                 $12,048                  $11,839
   10/93                             $11,301                 $12,071                  $11,834
   11/93                             $11,186                 $11,965                  $11,724
   12/93                             $11,425                 $12,217                  $11,963
   01/94                             $11,542                 $12,357                  $12,097
   02/94                             $11,235                 $12,037                  $11,765
   03/94                             $10,788                 $11,547                  $11,307
   04/94                             $10,830                 $11,645                  $11,351
   05/94                             $10,917                 $11,746                  $11,443
   06/94                             $10,842                 $11,675                  $11,364
   07/94                             $10,963                 $11,888                  $11,480
   08/94                             $11,031                 $11,930                  $11,550
   09/94                             $10,849                 $11,754                  $11,360
   10/94                             $10,684                 $11,545                  $11,187
   11/94                             $10,475                 $11,336                  $10,969
   12/94                             $10,739                 $11,586                  $11,256
   01/95                             $11,053                 $11,917                  $11,574
   02/95                             $11,381                 $12,263                  $11,917
   03/95                             $11,473                 $12,404                  $12,014
   04/95                             $11,479                 $12,419                  $12,020
   05/95                             $11,851                 $12,815                  $12,409
   06/95                             $11,738                 $12,703                  $12,291
   07/95                             $11,802                 $12,823                  $12,359
   08/95                             $11,939                 $12,986                  $12,502
   09/95                             $12,007                 $13,068                  $12,573
   10/95                             $12,211                 $13,258                  $12,786
   11/95                             $12,439                 $13,478                  $13,025
   12/95                             $12,587                 $13,608                  $13,180
   01/96                             $12,662                 $13,711                  $13,259
   02/96                             $12,548                 $13,618                  $13,152
   03/96                             $12,366                 $13,444                  $12,948
   04/96                             $12,323                 $13,406                  $12,904
   05/96                             $12,321                 $13,401                  $12,902
   06/96                             $12,478                 $13,547                  $13,066
   07/96                             $12,580                 $13,669                  $13,173
   08/96                             $12,543                 $13,666                  $13,134
   09/96                             $12,750                 $13,857                  $13,350
   10/96                             $12,890                 $14,014                  $13,497
   11/96                             $13,117                 $14,270                  $13,735
   12/96                             $13,063                 $14,210                  $13,678
   01/97                             $13,060                 $14,237                  $13,675
   02/97                             $13,161                 $14,368                  $13,781
   03/97                             $12,980                 $14,177                  $13,591
   04/97                             $13,122                 $14,296                  $13,740
   05/97                             $13,304                 $14,512                  $13,931
   06/97                             $13,434                 $14,667                  $14,067
   07/97                             $13,845                 $15,074                  $14,497
   08/97                             $13,660                 $14,932                  $14,317
   09/97                             $13,843                 $15,110                  $14,495
   10/97                             $13,952                 $15,206                  $14,609
   11/97                             $14,033                 $15,296                  $14,694
   12/97                             $14,259                 $15,520                  $14,931
   01/98                             $14,408                 $15,679                  $15,087
   02/98                             $14,409                 $15,684                  $15,088
   03/98                             $14,414                 $15,698                  $15,094
   04/98                             $14,314                 $15,628                  $14,988
   05/98                             $14,597                 $15,874                  $15,284
   06/98                             $14,654                 $15,936                  $15,344
   07/98                             $14,672                 $15,976                  $15,364
   08/98                             $14,931                 $16,224                  $15,648
   09/98                             $15,148                 $16,427                  $15,862
   10/98                             $15,046                 $16,427                  $15,755
   11/98                             $15,116                 $16,484                  $15,828
   12/98                             $15,147                 $16,535                  $15,860
   01/99                             $15,288                 $16,732                  $16,008
   02/99                             $15,218                 $16,658                  $15,935
   03/99                             $15,223                 $16,682                  $15,940
   04/99                             $15,267                 $16,723                  $15,986
   05/99                             $15,174                 $16,862                  $15,889
   06/99                             $14,928                 $16,619                  $15,631
   07/99                             $14,919                 $16,679                  $15,622
   08/99                             $14,675                 $16,546                  $15,366
   09/99                             $14,539                 $16,552                  $15,224
   10/99                             $14,279                 $16,374                  $14,952
   11/99                             $14,412                 $16,547                  $15,091
   12/99                             $14,248                 $16,423                  $14,919
   01/00                             $14,127                 $16,351                  $14,793
   02/00                             $14,418                 $16,541                  $15,097
   03/00                             $14,800                 $16,901                  $15,498
   04/00                             $14,676                 $16,801                  $15,367
   05/00                             $14,554                 $16,714                  $15,239
   06/00                             $14,925                 $17,157                  $15,628
   07/00                             $15,153                 $17,395                  $15,867
   08/00                             $15,383                 $17,663                  $16,108
   09/00                             $15,301                 $17,571                  $16,021
   10/00                             $15,472                 $17,763                  $16,201
   11/00                             $15,583                 $17,898                  $16,317
   12/00                             $16,026                 $18,340                  $16,797
   01/01                             $16,096                 $18,522                  $16,855
   02/01                             $16,205                 $18,581                  $16,968
   03/01                             $16,335                 $18,748                  $17,104
   04/01                             $16,143                 $18,546                  $16,904
   05/01                             $16,336                 $18,746                  $17,105
   06/01                             $16,465                 $18,872                  $17,241
   07/01                             $16,736                 $19,151                  $17,524
   08/01                             $17,007                 $19,467                  $17,808
   09/01                             $16,919                 $19,401                  $17,716
   10/01                             $17,113                 $19,622                  $17,920
   11/01                             $16,961                 $19,457                  $17,760
   12/01                             $16,873                 $19,272                  $17,668


MATURITY DISTRIBUTION(9)
(AS OF DECEMBER 31, 2001)

[CHART]

0-1 Year                7.90%
1-5 Years              11.70%
5-10 Years             13.70%
10-20 Years            53.00%
20+ Years              13.70%

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 43.42%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo Minnesota Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

(9) Portfolio holdings are subject to change.

NATIONAL LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE

   The National Limited Term Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Patricia Hovanetz, CFA
   Arthur C. Evans

INCEPTION DATE
   10/01/96

PERFORMANCE HIGHLIGHTS

     The Fund returned 2.07%(1) for the six-month period ended December 31, 2001, underperforming its benchmark, the Lehman Brothers 3-Year Municipal Bond Index(2), which returned 2.61%. The Fund distributed $0.22 per share in dividend income and no capital gains during the period.

     During the second half of 2001, the Federal Reserve Board (the Fed) cut short-term interest rates five times, lopping off a total of 2.00% and bringing the rate down to 1.75%. During most of the period, municipal yields followed suit, declining steadily until November 7, when they stood near historical lows. They then rose significantly before stabilizing. Finally, at year-end, municipal yields were practically at the same level as at the beginning of the period.

     The Fund remained fairly neutral in its duration positioning and focused on issues that provided higher yields and were unlikely to have wide price swings. Because bond prices had almost no net change for the six-month period, Fund performance was helped by holdings with above-average yields. There were many strong performers, primarily those with premium coupons, escrowed and priced to a short average life.

STRATEGIC OUTLOOK

     We are in a period of uncertainty about the depth and length of the current recession. This may cause the market to be more volatile than it was in 2001. We believe the Fed may be near the end of its rate-cutting cycle so rates could move somewhat lower. If the economy begins to recover, yields could move gradually higher depending on the pace of the recovery. In addition, the Fund may perform well because of its neutral duration and above average yield. We intend to remain focused on premium bonds in the short- and intermediate-maturity range that should benefit performance if short-term rates do begin to rise.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Institutional Class shares of the Wells Fargo National Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with approximate maturities of three years. You cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2001)

                                                                              6-MONTH*   1-YEAR   SINCE INCEPTION
   WELLS FARGO NATIONAL LIMITED TAX-FREE FUND                                     2.07      5.48         5.54

   BENCHMARK

     LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX(2)                               2.61      6.59         5.17(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


  FUND CHARACTERISTICS
  (AS OF DECEMBER 31, 2001)

   AVERAGE CREDIT QUALITY(4)                  AA

   WEIGHTED AVERAGE COUPON                  4.75%

   WEIGHTED AVERAGE MATURITY                5.47%

   ESTIMATED DURATION                      3.95 YEARS

   PORTFOLIO TURNOVER                         29%

   NUMBER OF HOLDINGS                         88

   NAV                                     $10.52

   SEC YIELD(5)                             3.67%

   DISTRIBUTION RATE(6)                     4.05%

   TAXABLE EQUIVALENT YIELD(7)              5.98%

   ALTERNATIVE MINIMUM TAX (AMT)(8)         6.73%

CREDIT QUALITY(4) (AS OF DECEMBER 31, 2001)

[CHART]

AAA                            47.70%
AA                             15.50%
BBB                            14.70%
A                              12.10%
Cash                            6.10%
Unrated                         3.20%
SP1                             0.70%

GROWTH OF $10,000 INVESTMENT(9)

[CHART]

                        WELLS FARGO NATIONAL          LEHMAN BROTHERS 3-YEAR
                LIMITED TERM TAX-FREE FUND - CLASS I   MUNICIPAL BOND INDEX
  9/96                        $10,000                      $10,000
 10/96                        $10,387                      $10,070
 11/96                        $10,537                      $10,165
 12/96                        $10,515                      $10,170
  1/97                        $10,555                      $10,214
  2/97                        $10,621                      $10,265
  3/97                        $10,566                      $10,211
  4/97                        $10,616                      $10,255
  5/97                        $10,699                      $10,339
  6/97                        $10,780                      $10,400
  7/97                        $10,977                      $10,524
  8/97                        $10,905                      $10,503
  9/97                        $10,998                      $10,577
 10/97                        $11,071                      $10,625
 11/97                        $11,101                      $10,656
 12/97                        $11,207                      $10,728
  1/98                        $11,281                      $10,799
  2/98                        $11,287                      $10,822
  3/98                        $11,330                      $10,839
  4/98                        $11,285                      $10,824
  5/98                        $11,414                      $10,925
  6/98                        $11,455                      $10,962
  7/98                        $11,488                      $11,001
  8/98                        $11,619                      $11,108
  9/98                        $11,715                      $11,179
 10/98                        $11,736                      $11,233
 11/98                        $11,756                      $11,260
 12/98                        $11,799                      $11,287
  1/99                        $11,896                      $11,389
  2/99                        $11,879                      $11,402
  3/99                        $11,875                      $11,412
  4/99                        $11,904                      $11,448
  5/99                        $11,867                      $11,432
  6/99                        $11,739                      $11,363
  7/99                        $11,805                      $11,420
  8/99                        $11,780                      $11,433
  9/99                        $11,789                      $11,477
 10/99                        $11,765                      $11,478
 11/99                        $11,832                      $11,529
 12/99                        $11,808                      $11,510
  1/00                        $11,785                      $11,531
  2/00                        $11,841                      $11,568
  3/00                        $11,922                      $11,628
  4/00                        $11,909                      $11,629
  5/00                        $11,898                      $11,641
  6/00                        $12,049                      $11,788
  7/00                        $12,179                      $11,884
  8/00                        $12,285                      $11,975
  9/00                        $12,283                      $11,979
 10/00                        $12,354                      $12,046
 11/00                        $12,399                      $12,096
 12/00                        $12,579                      $12,230
  1/01                        $12,723                      $12,416
  2/01                        $12,767                      $12,463
  3/01                        $12,863                      $12,550
  4/01                        $12,810                      $12,531
  5/01                        $12,930                      $12,647
  6/01                        $12,999                      $12,703
  7/01                        $13,132                      $12,808
  8/01                        $13,278                      $12,941
  9/01                        $13,335                      $13,006
 10/01                        $13,419                      $13,090
 11/01                        $13,324                      $13,050
 12/01                        $13,269                      $13,036

MATURITY DISTRIBUTION(10)
(AS OF DECEMBER 31, 2001)

[CHART]

0-1 Year                9.10%
1-5 Years              31.70%
5-10 Years             58.20%
10-20 Years             1.00%

(3) The published return closest to the Fund's inception date of October 1, 1996.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 38.60%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo National Limited Term Tax-Free Fund Institutional Class shares since inception with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

(10) Portfolio holdings are subject to change.

NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE

   The National Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISOR

   Wells Fargo Funds Management, LLC

SUB-ADVISOR

   Wells Capital Management Incorporated

FUND MANAGERS

   Stephen Galiani
   Arthur C. Evans

INCEPTION DATE

   08/01/89

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 2.06%(1) during the six-month period ended December 31, 2001, excluding sales charges, slightly underperforming the Lehman Brothers Municipal Bond Index(2), which returned 2.18%. The Fund's Class A shares distributed $0.26 per share in dividend income and no capital gains during the period.

     The Federal Reserve Board (the Fed) lowered short-term interest rates by a total of 2.00% during the second half of 2001. The bond market initially rallied, and yields declined to almost historic lows by the first week of November. Through the remainder of the year, however, concerns about the timing and strength of a potential economic recovery fueled a sell-off that drove municipal yields up sharply. While yields on very short-term bonds ended the six-month period lower, intermediate-term municipal yields rose slightly and long-term yields remained relatively unchanged in one of the most volatile periods for bonds in a decade.

     During most of the six-month period, the bulk of Fund holdings had a long duration and average maturity. This worked well for most of the period when interest rates were falling, but impacted the Fund negatively when interest rates rose. In general, the top-performing securities during the six-month period were higher yielding, lower investment-grade discount bonds, especially those in the health care and housing sectors. Although interest rates were relatively unchanged during the period, these bonds appreciated because of general narrowing of quality spreads in the municipal market, while their higher coupons also contributed to total returns.

STRATEGIC OUTLOOK

     Longer-term bond yields may fluctuate within a relatively narrow range during the first quarter of 2002, as two countervailing forces potentially buffet market sentiment. On the negative side, fixed-income investors may become concerned if signs of an economic recovery increase. On the positive side, they may be encouraged by continued reports of subdued inflation. In this environment, the Fund's share price may fluctuate within a narrow range over the next quarter. Income may be an important component of total return. We intend to remain focused on maintaining, and improving when possible, the Fund's distribution yield.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total returns to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo National Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, and Institutional Class shares of the Norwest Advantage Tax-Free Income Fund (the accounting survivor of a merger of the Norwest Advantage Tax-Free Income Fund and the Stagecoach National Tax-Free Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted to reflect Class B shares sales charges and expenses. Performance shown for Class C shares for periods prior to November 8, 1999 reflects performance of the Class B shares of the Norwest Advantage Fund adjusted for Class C shares sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2001)

                                                           INCLUDING SALES CHARGE           EXCLUDING SALES CHARGE
                                                    ----------------------------------  ---------------------------------
                                                    6-MONTH*   1-YEAR  5-YEAR  10-YEAR  6-MONTH*  1-YEAR  5-YEAR  10-YEAR
   WELLS FARGO NATIONAL TAX-FREE FUND -- CLASS A     (2.53)    (0.04)   4.60     5.53     2.06     4.67    5.57    6.02
   WELLS FARGO NATIONAL TAX-FREE FUND -- CLASS B     (3.30)    (1.09)   4.45     5.25     1.67     3.88    4.78    5.25
   WELLS FARGO NATIONAL TAX-FREE FUND -- CLASS C      0.68      2.89    4.78     5.25     1.67     3.88    4.78    5.25
   WELLS FARGO NATIONAL TAX-FREE FUND --
     INSTITUTIONAL CLASS                                                                  2.16     4.77    5.66    6.06
   BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)                                              2.18     5.13    5.98    6.63

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


   FUND CHARACTERISTICS
   (AS OF DECEMBER 31, 2001)

   AVERAGE CREDIT QUALITY(3)                   AA-

   WEIGHTED AVERAGE COUPON                    4.87%

   WEIGHTED AVERAGE MATURITY                 20.49%

   ESTIMATED DURATION                      8.98 YEARS

   PORTFOLIO TURNOVER                         19%

   NUMBER OF HOLDINGS                         285

   NAV
     (CLASS A, B, C, I)           $10.17, $10.17, $10.17, $10.17

   SEC YIELD(4)
     (CLASS A, B, C, I)            4.61%, 4.08%, 4.08%, 5.03%

   DISTRIBUTION RATE(5)
     (CLASS A, B, C, I)            4.99%, 4.47%, 4.47%, 5.43%

   TAXABLE EQUIVALENT YIELD(6)
     (CLASS A, B, C, I)            7.51%, 6.64%, 6.64%, 8.19%

   ALTERNATIVE MINIMUM TAX
     (AMT)(7)                                10.42%

CREDIT QUALITY(3) (AS OF DECEMBER 31, 2001)

[CHART]

AAA                                33.00%
AA                                 20.80%
BBB                                20.30%
A                                  13.40%
Unrated                            12.05%
BB/Ba                               0.28%
Cash                                0.17%

GROWTH OF $10,000 INVESTMENT(8)

[CHART]

                  WELLS FARGO NATIONAL      LEHMAN BROTHERS     WELLS FARGO NATIONAL
                TAX-FREE FUND - CLASS A  MUNICIPAL BOND INDEX  TAX-FREE FUND - CLASS I
  12/91                  $9,550               $10,000                   $10,000
   1/92                  $9,591               $10,023                   $10,064
   2/92                  $9,632               $10,026                   $10,002
   3/92                  $9,656               $10,030                    $9,968
   4/92                  $9,740               $10,119                   $10,022
   5/92                  $9,826               $10,239                   $10,115
   6/92                  $9,940               $10,411                   $10,227
   7/92                 $10,110               $10,723                   $10,457
   8/92                 $10,073               $10,618                   $10,381
   9/92                 $10,138               $10,687                   $10,393
  10/92                  $9,986               $10,582                   $10,365
  11/92                 $10,131               $10,772                   $10,538
  12/92                 $10,250               $10,882                   $10,550
   1/93                 $10,313               $11,008                   $10,664
   2/93                 $10,542               $11,406                   $10,908
   3/93                 $10,472               $11,285                   $10,818
   4/93                 $10,559               $11,399                   $10,891
   5/93                 $10,599               $11,463                   $10,923
   6/93                 $10,779               $11,655                   $11,037
   7/93                 $10,793               $11,670                   $11,037
   8/93                 $11,014               $11,912                   $11,184
   9/93                 $11,107               $12,048                   $11,289
  10/93                 $11,126               $12,071                   $11,289
  11/93                 $10,969               $11,965                   $11,236
  12/93                 $11,222               $12,217                   $11,362
   1/94                 $11,382               $12,357                   $11,456
   2/94                 $11,056               $12,037                   $11,295
   3/94                 $10,605               $11,547                   $10,973
   4/94                 $10,709               $11,645                   $11,046
   5/94                 $10,783               $11,746                   $11,077
   6/94                 $10,745               $11,675                   $11,066
   7/94                 $10,899               $11,888                   $11,140
   8/94                 $10,941               $11,930                   $11,193
   9/94                 $10,792               $11,754                   $11,105
  10/94                 $10,648               $11,545                   $11,016
  11/94                 $10,445               $11,336                   $10,904
  12/94                 $10,676               $11,586                   $11,025
   1/95                 $10,960               $11,917                   $11,201
   2/95                 $11,231               $12,263                   $11,412
   3/95                 $11,301               $12,404                   $11,534
   4/95                 $11,328               $12,419                   $11,567
   5/95                 $11,692               $12,815                   $11,813
   6/95                 $11,582               $12,703                   $11,790
   7/95                 $11,682               $12,823                   $11,913
   8/95                 $11,808               $12,986                   $12,014
   9/95                 $11,875               $13,068                   $12,057
  10/95                 $12,038               $13,258                   $12,136
  11/95                 $12,321               $13,478                   $12,248
  12/95                 $12,477               $13,608                   $12,304
   1/96                 $12,583               $13,711                   $12,417
   2/96                 $12,491               $13,618                   $12,404
   3/96                 $12,327               $13,444                   $12,284
   4/96                 $12,298               $13,406                   $12,247
   5/96                 $12,310               $13,401                   $12,245
   6/96                 $12,413               $13,547                   $12,314
   7/96                 $12,573               $13,669                   $12,406
   8/96                 $12,546               $13,666                   $12,428
   9/96                 $12,714               $13,857                   $12,509
  10/96                 $12,888               $14,014                   $12,590
  11/96                 $13,101               $14,270                   $12,768
  12/96                 $13,069               $14,210                   $12,717
   1/97                 $13,091               $14,237                   $12,775
   2/97                 $13,210               $14,368                   $12,870
   3/97                 $13,016               $14,177                   $12,758
   4/97                 $13,155               $14,296                   $12,780
   5/97                 $13,348               $14,512                   $12,913
   6/97                 $13,486               $14,667                   $13,033
   7/97                 $13,905               $15,074                   $13,240
   8/97                 $13,737               $14,932                   $13,162
   9/97                 $13,916               $15,110                   $13,288
  10/97                 $14,017               $15,206                   $13,335
  11/97                 $14,130               $15,296                   $13,381
  12/97                 $14,410               $15,520                   $13,538
   1/98                 $14,527               $15,679                   $13,640
   2/98                 $14,514               $15,684                   $13,644
   3/98                 $14,534               $15,698                   $13,639
   4/98                 $14,401               $15,628                   $13,578
   5/98                 $14,727               $15,874                   $13,750
   6/98                 $14,788               $15,936                   $13,769
   7/98                 $14,808               $15,976                   $13,804
   8/98                 $15,082               $16,224                   $13,990
   9/98                 $15,312               $16,427                   $14,121
  10/98                 $15,230               $16,427                   $14,128
  11/98                 $15,332               $16,484                   $14,162
  12/98                 $15,337               $16,535                   $14,211
   1/99                 $15,499               $16,732                   $14,345
   2/99                 $15,397               $16,658                   $14,277
   3/99                 $15,388               $16,682                   $14,272
   4/99                 $15,448               $16,723                   $14,307
   5/99                 $15,322               $16,862                   $14,230
   6/99                 $15,062               $16,619                   $14,052
   7/99                 $15,055               $16,679                   $14,116
   8/99                 $14,842               $16,546                   $14,066
   9/99                 $14,759               $16,552                   $14,057
  10/99                 $14,529               $16,374                   $13,964
  11/99                 $14,702               $16,547                   $14,086
  12/99                 $14,513               $16,423                   $14,021
   1/00                 $14,323               $16,351                   $13,942
   2/00                 $14,569               $16,541                   $14,094
   3/00                 $14,959               $16,901                   $14,310
   4/00                 $14,875               $16,801                   $14,229
   5/00                 $14,745               $16,714                   $14,163
   6/00                 $15,138               $17,157                   $14,497
   7/00                 $15,427               $17,395                   $14,671
   8/00                 $15,671               $17,663                   $14,830
   9/00                 $15,551               $17,571                   $14,749
  10/00                 $15,718               $17,763                   $14,896
  11/00                 $15,835               $17,898                   $14,981
  12/00                 $16,370               $18,340                   $15,335
   1/01                 $16,476               $18,522                   $15,454
   2/01                 $16,543               $18,581                   $15,522
   3/01                 $16,665               $18,748                   $15,626
   4/01                 $16,464               $18,546                   $15,480
   5/01                 $16,620               $18,746                   $15,614
   6/01                 $16,788               $18,872                   $15,715
   7/01                 $17,075               $19,151                   $15,896
   8/01                 $17,378               $19,467                   $16,094
   9/01                 $17,332               $19,401                   $16,055
  10/01                 $17,506               $19,622                   $16,208
  11/01                 $17,326               $19,457                   $16,074
  12/01                 $17,134               $19,272                   $15,968

MATURITY DISTRIBUTION(9)
(AS OF DECEMBER 31, 2001)

[CHART]

0-1 Year                0.47%
2-5 Years               2.23%
6-10 Years              6.64%
11-20 Years            38.98%
21+ Years              51.68%

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 38.60%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo National Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

(9) Portfolio holdings are subject to change.

NEBRASKA TAX-FREE FUND

INVESTMENT OBJECTIVE

   The Nebraska Tax-Free Fund (the Fund) seeks current income exempt from federal income tax and Nebraska individual income tax.

ADVISOR

   Wells Fargo Funds Management, LLC

SUB-ADVISOR

   Wells Capital Management Incorporated

FUND MANAGERS

   Patricia D. Hovanetz, CFA
   Arthur C. Evans

INCEPTION DATE

   8/31/89

PERFORMANCE HIGHLIGHTS

     The Fund returned 1.61%(1) for the six-month period ended December 31, 2001, underperforming its benchmark, the Lehman Brothers Municipal Bond Index(2)(the Index), which returned 2.18% during the period. The Fund distributed $0.22 per share in dividend income and $0.03 capital gains during the period.

     During the second half of 2001, the Federal Reserve Board (the Fed) continued to reduce interest rates, cutting short-term interest rates to 1.75%. Initially, the bond market rallied, and yields declined to almost historic lows by the first week of November. Through the remainder of 2001, however, concerns about the timing and strength of an expected economic recovery fueled a sell-off that drove municipal yields up sharply. While yields on very short-term bonds ended the six-month period lower, intermediate-term municipal yields rose slightly and long-term bonds finished virtually unchanged in one of the most volatile periods for bonds in a decade.

     Because bond prices had almost no net change for the six-month period, Fund performance benefited from issues with above-average yields, especially those having shorter-than-average duration. During the period, several issues were sold to reduce the exposure to non-Nebraska securities, particularly those with poor call protection. These issues were replaced with longer-term Nebraska issues with good optional calls. The effect was to lengthen average duration by about nine months.

STRATEGIC OUTLOOK

     We are in a period of uncertainty about the depth and length of the current recession. This may cause the market to be more volatile than it was in 2001. The Fed is probably near the end of its rate-cutting cycle so rates could move somewhat lower. Then, if the economy does begin to recover, yields could move gradually higher depending on the pace of the recovery. We believe the Fund is positioned for an expected soft recovery as it holds premium coupon bonds and securities in sectors that do well in stable and weak markets.


(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the periods prior to September 29, 1997, reflects the performance of the predecessor common trust fund. The common trust fund was not registered under the Investment Company Act of 1940 (the "Act") and was not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable may have adversely affected the performance results. On September 29, 1997, the common trust fund was reorganized as the Wells Fargo predecessor Great Plains Tax-Free Bond Fund and on September 11, 2000, became the Nebraska Tax-Free Fund.

   Performance shown for the Institutional class shares of the Wells Fargo Nebraska Tax-Free Fund for the periods from September 29, 1997, to September 8, 2000, reflects the performance of the Institutional class shares of the Great Plans Tax-Free Bond Fund.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. You cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2001)

                                                                6-MONTH*  1-YEAR  5-YEAR   10-YEAR
   WELLS FARGO NEBRASKA TAX-FREE FUND                             1.61     4.12    4.66      4.79
   BENCHMARK
     LEHMAN BROTHERS MUNCIPAL BOND INDEX(2)                       2.18     5.13    5.98      6.63

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

    FUND CHARACTERISTICS
   (AS OF DECEMBER 31, 2001)

   AVERAGE CREDIT QUALITY(3)               AA+

   WEIGHTED AVERAGE COUPON                5.41%

   WEIGHTED AVERAGE MATURITY             13.56%

   ESTIMATED DURATION                  6.08 YEARS

   PORTFOLIO TURNOVER                      16%

   NUMBER OF HOLDINGS                      74

   NAV                                    $9.98

   SEC YIELD(4)                           4.03%

   DISTRIBUTION RATE(5)                   4.39%

   TAXABLE EQUIVALENT YIELD(6)            7.03%

   ALTERNATIVE MINIMUM TAX (AMT)(7)       1.21%

CREDIT QUALITY(3) (AS OF DECEMBER 31, 2001)

[CHART]

AAA                                50.50%
AA                                 30.90%
A                                   7.20%
Unrated                             4.90%
BBB                                 3.60%
Cash                                2.10%
SP1                                 0.80%

GROWTH OF $10,000 INVESTMENT(8)

[CHART]

                    WELLS FARGO NEBRASKA        LEHMAN BROTHERS
                  TAX-FREE FUND - CLASS I    MUNICIPAL BOND INDEX
 12/91                    $10,000                 $10,000
  1/92                    $10,064                 $10,023
  2/92                    $10,002                 $10,026
  3/92                     $9,968                 $10,030
  4/92                    $10,022                 $10,119
  5/92                    $10,115                 $10,239
  6/92                    $10,227                 $10,411
  7/92                    $10,457                 $10,723
  8/92                    $10,381                 $10,618
  9/92                    $10,393                 $10,687
 10/92                    $10,365                 $10,582
 11/92                    $10,538                 $10,772
 12/92                    $10,550                 $10,882
  1/93                    $10,664                 $11,008
  2/93                    $10,908                 $11,406
  3/93                    $10,818                 $11,285
  4/93                    $10,891                 $11,399
  5/93                    $10,923                 $11,463
  6/93                    $11,037                 $11,655
  7/93                    $11,037                 $11,670
  8/93                    $11,184                 $11,912
  9/93                    $11,289                 $12,048
 10/93                    $11,289                 $12,071
 11/93                    $11,236                 $11,965
 12/93                    $11,362                 $12,217
  1/94                    $11,456                 $12,357
  2/94                    $11,295                 $12,037
  3/94                    $10,973                 $11,547
  4/94                    $11,046                 $11,645
  5/94                    $11,077                 $11,746
  6/94                    $11,066                 $11,675
  7/94                    $11,140                 $11,888
  8/94                    $11,193                 $11,930
  9/94                    $11,105                 $11,754
 10/94                    $11,016                 $11,545
 11/94                    $10,904                 $11,336
 12/94                    $11,025                 $11,586
  1/95                    $11,201                 $11,917
  2/95                    $11,412                 $12,263
  3/95                    $11,534                 $12,404
  4/95                    $11,567                 $12,419
  5/95                    $11,813                 $12,815
  6/95                    $11,790                 $12,703
  7/95                    $11,913                 $12,823
  8/95                    $12,014                 $12,986
  9/95                    $12,057                 $13,068
 10/95                    $12,136                 $13,258
 11/95                    $12,248                 $13,478
 12/95                    $12,304                 $13,608
  1/96                    $12,417                 $13,711
  2/96                    $12,404                 $13,618
  3/96                    $12,284                 $13,444
  4/96                    $12,247                 $13,406
  5/96                    $12,245                 $13,401
  6/96                    $12,314                 $13,547
  7/96                    $12,406                 $13,669
  8/96                    $12,428                 $13,666
  9/96                    $12,509                 $13,857
 10/96                    $12,590                 $14,014
 11/96                    $12,768                 $14,270
 12/96                    $12,717                 $14,210
  1/97                    $12,775                 $14,237
  2/97                    $12,870                 $14,368
  3/97                    $12,758                 $14,177
  4/97                    $12,780                 $14,296
  5/97                    $12,913                 $14,512
  6/97                    $13,033                 $14,667
  7/97                    $13,240                 $15,074
  8/97                    $13,162                 $14,932
  9/97                    $13,288                 $15,110
 10/97                    $13,335                 $15,206
 11/97                    $13,381                 $15,296
 12/97                    $13,538                 $15,520
  1/98                    $13,640                 $15,679
  2/98                    $13,644                 $15,684
  3/98                    $13,639                 $15,698
  4/98                    $13,578                 $15,628
  5/98                    $13,750                 $15,874
  6/98                    $13,769                 $15,936
  7/98                    $13,804                 $15,976
  8/98                    $13,990                 $16,224
  9/98                    $14,121                 $16,427
 10/98                    $14,128                 $16,427
 11/98                    $14,162                 $16,484
 12/98                    $14,211                 $16,535
  1/99                    $14,345                 $16,732
  2/99                    $14,277                 $16,658
  3/99                    $14,272                 $16,682
  4/99                    $14,307                 $16,723
  5/99                    $14,230                 $16,862
  6/99                    $14,052                 $16,619
  7/99                    $14,116                 $16,679
  8/99                    $14,066                 $16,546
  9/99                    $14,057                 $16,552
 10/99                    $13,964                 $16,374
 11/99                    $14,086                 $16,547
 12/99                    $14,021                 $16,423
  1/00                    $13,942                 $16,351
  2/00                    $14,094                 $16,541
  3/00                    $14,310                 $16,901
  4/00                    $14,229                 $16,801
  5/00                    $14,163                 $16,714
  6/00                    $14,497                 $17,157
  7/00                    $14,671                 $17,395
  8/00                    $14,830                 $17,663
  9/00                    $14,749                 $17,571
 10/00                    $14,896                 $17,763
 11/00                    $14,981                 $17,898
 12/00                    $15,335                 $18,340
  1/01                    $15,454                 $18,522
  2/01                    $15,522                 $18,581
  3/01                    $15,626                 $18,748
  4/01                    $15,480                 $18,546
  5/01                    $15,614                 $18,746
  6/01                    $15,715                 $18,872
  7/01                    $15,896                 $19,151
  8/01                    $16,094                 $19,467
  9/01                    $16,055                 $19,401
 10/01                    $16,208                 $19,622
 11/01                    $16,074                 $19,457
 12/01                    $15,968                 $19,272

MATURITY DISTRIBUTION(9)
(AS OF DECEMBER 31, 2001)

[CHART]

0-1 Year               11.84%
2-5 Years              13.44%
6-10 Years             25.11%
11-20 Years            41.09%
21+ Years               8.52%


(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 42.70%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo Nebraska Tax-Free Fund Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

(9) Portfolio holdings are subject to change.

OREGON TAX-FREE FUND
INVESTMENT OBJECTIVE

   The Wells Fargo Oregon Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Oregon individual income tax.

ADVISOR

   Wells Fargo Funds Management, LLC

SUB-ADVISOR

   Wells Capital Management Incorporated

FUND MANAGER

   Stephen Galiani

INCEPTION DATE

   06/01/88

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 2.13%(1) for the six-month period ended December 31, 2001, excluding sales charges, slightly underperforming its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 2.18%. The Fund's Class A shares distributed $0.38 per share in dividend income and no capital gains during the period.

     The Federal Reserve Board (the Fed) lowered short-term interest rates a total of 2.00% during the second half of 2001. The bond market initially rallied, and yields declined to almost historic lows by the first week of November. However, for the remainder of 2001, concerns about the timing and strength of a potential economic recovery fueled a sell-off that drove municipal yields up sharply. While yields on very short-term maturities ended the six-month period lower, intermediate-term municipal yields rose slightly and long-term yields finished virtually unchanged in one of the most volatile periods for bonds in a decade.

     During most of the six-month period, the Fund primarily held bonds with a long duration and average maturity. This positioning worked well for most of the period, when interest rates were falling. However, it hindered Fund performance from early November to mid-December, when interest rates moved higher. In general, the top-performing securities were higher yielding, lower investment-grade bonds, especially those in the health care and housing sectors. Although interest rates were relatively unchanged for period as a whole, these bonds appreciated because of a general narrowing of quality spreads in the municipal market, while higher coupons also contributed to total returns.

STRATEGIC OUTLOOK

     During the first quarter of 2002, longer-term bond yields should fluctuate within a relatively narrow range, as two countervailing forces may buffet market sentiment. On the negative side, fixed income investors may become concerned if signs of an economic recovery increase. On the positive side, they may be encouraged by continued reports of subdued inflation. In this environment, the Fund's share price may fluctuate within a narrow range. Income may be an important component of total return. We intend to remain focused on maintaining, and improving when possible, the Fund's distribution yield.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.


   Performance shown for Class A, Class B and Institutional Class shares of the Oregon Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Oregon Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A, Class B and Institutional Class shares of the Oregon Tax-Free Fund for periods between September 6, 1996 and October 1, 1995, reflects performance of the Investor Class shares of the Pacifica Oregon Tax-Exempt Fund adjusted for expenses of the respective class, a predecessor portfolio with the same investment objective and policies as the Fund. For periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the Oregon Tax-Exempt Fund of Westcore Trust adjusted for expenses of the respective class. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2001)

                                                           INCLUDING SALES CHARGE           EXCLUDING SALES CHARGE
                                                   ----------------------------------  ---------------------------------
                                                   6-MONTH*   1-YEAR   5-YEAR 10-YEAR  6-MONTH*  1-YEAR  5-YEAR  10-YEAR
   WELLS FARGO OREGON TAX-FREE FUND -- CLASS A      (2.49)     0.58     3.84    5.07     2.13     5.32    4.80    5.56
   WELLS FARGO OREGON TAX-FREE FUND -- CLASS B      (3.20)    (0.40)    3.62    4.74     1.79     4.60    3.95    4.74
   WELLS FARGO OREGON TAX-FREE FUND --
     INSTITUTIONAL CLASS                                                                 2.22     5.56     4.95   5.65
   BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)                                             2.18     5.13     5.98   6.63

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND CHARACTERISTICS
   (AS OF DECEMBER 31, 2001)

   AVERAGE CREDIT QUALITY(3)                    AA-

   WEIGHTED AVERAGE COUPON                     5.22%

   WEIGHTED AVERAGE MATURITY                  10.33%

   ESTIMATED DURATION                       8.86 YEARS

   PORTFOLIO TURNOVER                          19%

   NUMBER OF HOLDINGS                          50

   NAV (CLASS A, B, I)               $16.01, $9.81, $16.01

   SEC YIELD(4)
     (CLASS A, B, I)                  4.44%, 3.90%, 4.82%

   DISTRIBUTION RATE(5)
     (CLASS A, B, I)                  4.58%, 4.04%, 4.96%

   TAXABLE EQUIVALENT YIELD(6)
     (CLASS A, B, I)                  7.95%, 6.98%, 8.63%

   ALTERNATIVE MINIMUM TAX
     (AMT)(7)                                 4.60%

CREDIT QUALITY(3)(AS OF DECEMBER 31, 2001)

[CHART]

AA                                        31.40%
AAA                                       29.10%
Unrated                                   15.11%
A                                          8.52%
BBB                                        6.94%
BB/Ba                                      5.41%
Cash                                       2.15%
SP1                                        1.37%

GROWTH OF $10,000 INVESTMENT(8)

[CHART]

                      WELLS FARGO OREGON       LEHMAN BROTHERS          WELLS FARGO OREGON
                   TAX-FREE FUND - CLASS A   MUNICIPAL BOND INDEX     TAX-FREE FUND - CLASS I
 12/91                      $9,550                 $10,000                    $10,000
  1/92                      $9,558                 $10,023                    $10,011
  2/92                      $9,590                 $10,026                    $10,044
  3/92                      $9,598                 $10,030                    $10,052
  4/92                      $9,680                 $10,119                    $10,139
  5/92                      $9,790                 $10,239                    $10,254
  6/92                      $9,938                 $10,411                    $10,409
  7/92                     $10,260                 $10,723                    $10,746
  8/92                     $10,125                 $10,618                    $10,605
  9/92                     $10,144                 $10,687                    $10,625
 10/92                      $9,990                 $10,582                    $10,464
 11/92                     $10,208                 $10,772                    $10,692
 12/92                     $10,314                 $10,882                    $10,803
  1/93                     $10,399                 $11,008                    $10,892
  2/93                     $10,728                 $11,406                    $11,236
  3/93                     $10,604                 $11,285                    $11,107
  4/93                     $10,720                 $11,399                    $11,228
  5/93                     $10,804                 $11,463                    $11,316
  6/93                     $10,994                 $11,655                    $11,515
  7/93                     $11,009                 $11,670                    $11,531
  8/93                     $11,268                 $11,912                    $11,802
  9/93                     $11,419                 $12,048                    $11,960
 10/93                     $11,416                 $12,071                    $11,957
 11/93                     $11,383                 $11,965                    $11,923
 12/93                     $11,591                 $12,217                    $12,141
  1/94                     $11,721                 $12,357                    $12,276
  2/94                     $11,451                 $12,037                    $11,993
  3/94                     $10,976                 $11,547                    $11,496
  4/94                     $10,923                 $11,645                    $11,440
  5/94                     $11,056                 $11,746                    $11,580
  6/94                     $10,941                 $11,675                    $11,460
  7/94                     $11,144                 $11,888                    $11,672
  8/94                     $11,183                 $11,930                    $11,713
  9/94                     $10,983                 $11,754                    $11,504
 10/94                     $10,721                 $11,545                    $11,229
 11/94                     $10,504                 $11,336                    $11,002
 12/94                     $10,840                 $11,586                    $11,353
  1/95                     $11,195                 $11,917                    $11,726
  2/95                     $11,509                 $12,263                    $12,054
  3/95                     $11,587                 $12,404                    $12,136
  4/95                     $11,593                 $12,419                    $12,142
  5/95                     $11,932                 $12,815                    $12,497
  6/95                     $11,811                 $12,703                    $12,371
  7/95                     $11,885                 $12,823                    $12,449
  8/95                     $11,991                 $12,986                    $12,560
  9/95                     $12,077                 $13,068                    $12,649
 10/95                     $12,243                 $13,258                    $12,823
 11/95                     $12,447                 $13,478                    $13,036
 12/95                     $12,557                 $13,608                    $13,152
  1/96                     $12,592                 $13,711                    $13,190
  2/96                     $12,528                 $13,618                    $13,124
  3/96                     $12,361                 $13,444                    $12,950
  4/96                     $12,312                 $13,406                    $12,899
  5/96                     $12,324                 $13,401                    $12,914
  6/96                     $12,441                 $13,547                    $13,030
  7/96                     $12,559                 $13,669                    $13,163
  8/96                     $12,554                 $13,666                    $13,152
  9/96                     $12,697                 $13,857                    $13,311
 10/96                     $12,812                 $14,014                    $13,434
 11/96                     $13,059                 $14,270                    $13,688
 12/96                     $12,971                 $14,210                    $13,606
  1/97                     $12,999                 $14,237                    $13,637
  2/97                     $13,104                 $14,368                    $13,750
  3/97                     $12,907                 $14,177                    $13,537
  4/97                     $13,013                 $14,296                    $13,650
  5/97                     $13,178                 $14,512                    $13,825
  6/97                     $13,299                 $14,667                    $13,955
  7/97                     $13,704                 $15,074                    $14,391
  8/97                     $13,573                 $14,932                    $14,247
  9/97                     $13,726                 $15,110                    $14,419
 10/97                     $13,807                 $15,206                    $14,497
 11/97                     $13,871                 $15,296                    $14,576
 12/97                     $14,087                 $15,520                    $14,805
  1/98                     $14,233                 $15,679                    $14,954
  2/98                     $14,197                 $15,684                    $14,917
  3/98                     $14,173                 $15,698                    $14,901
  4/98                     $14,090                 $15,628                    $14,805
  5/98                     $14,295                 $15,874                    $15,021
  6/98                     $14,338                 $15,936                    $15,076
  7/98                     $14,370                 $15,976                    $15,111
  8/98                     $14,609                 $16,224                    $15,354
  9/98                     $14,799                 $16,427                    $15,553
 10/98                     $14,752                 $16,427                    $15,505
 11/98                     $14,812                 $16,484                    $15,578
 12/98                     $14,853                 $16,535                    $15,612
  1/99                     $15,050                 $16,732                    $15,820
  2/99                     $14,923                 $16,658                    $15,697
  3/99                     $14,935                 $16,682                    $15,709
  4/99                     $14,975                 $16,723                    $15,753
  5/99                     $14,859                 $16,862                    $15,621
  6/99                     $14,563                 $16,619                    $15,321
  7/99                     $14,624                 $16,679                    $15,385
  8/99                     $14,418                 $16,546                    $15,168
  9/99                     $14,375                 $16,552                    $15,124
 10/99                     $14,096                 $16,374                    $14,822
 11/99                     $14,181                 $16,547                    $14,923
 12/99                     $13,963                 $16,423                    $14,696
  1/00                     $13,837                 $16,351                    $14,565
  2/00                     $14,062                 $16,541                    $14,804
  3/00                     $14,340                 $16,901                    $15,098
  4/00                     $14,250                 $16,801                    $15,006
  5/00                     $14,115                 $16,714                    $14,866
  6/00                     $14,498                 $17,157                    $15,272
  7/00                     $14,724                 $17,395                    $15,512
  8/00                     $14,960                 $17,663                    $15,762
  9/00                     $14,896                 $17,571                    $15,688
 10/00                     $15,047                 $17,763                    $15,859
 11/00                     $15,100                 $17,898                    $15,917
 12/00                     $15,573                 $18,340                    $16,408
  1/01                     $15,707                 $18,522                    $16,561
  2/01                     $15,785                 $18,581                    $16,646
  3/01                     $15,958                 $18,748                    $16,831
  4/01                     $15,754                 $18,546                    $16,618
  5/01                     $15,928                 $18,746                    $16,804
  6/01                     $16,060                 $18,872                    $16,945
  7/01                     $16,315                 $19,151                    $17,217
  8/01                     $16,611                 $19,467                    $17,532
  9/01                     $16,583                 $19,401                    $17,494
 10/01                     $16,770                 $19,622                    $17,694
 11/01                     $16,580                 $19,457                    $17,506
 12/01                     $16,401                 $19,272                    $17,321

MATURITY DISTRIBUTION(9)
(AS OF DECEMBER 31, 2001)

[CHART]

0-1 Year                    3.52%
2-5 Years                   4.15%
6-10 Years                  0.08%
11-20 Years                44.61%
21+ Years                  47.64%

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.13%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo Oregon Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

(9) Portfolio holdings are subject to change.

TAX-FREE FUNDS          PORTFOLIO OF INVESTMENTS-- DECEMBER 31, 2001 (UNAUDITED)

ARIZONA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                    INTEREST RATE MATURITY DATE    VALUE
MUNICIPAL BONDS - 94.96%

ARIZONA - 88.75%

$  350,000  ARIZONA HFFA REVENUE CATHOLIC HEALTHCARE WEST SERIES A                              6.63%         07/01/20   $   360,812
 1,000,000  ARIZONA STATE POWER AUTHORITY POWER REVENUE HOOVER UPRATING PROJECT                 5.25          10/01/14     1,042,760
   250,000  ARIZONA STATE TRANSPORTATION BOARD HIGHWAY REVENUE                                  5.25          07/01/15       257,540
   170,000  BULLHEAD CITY AZ SPECIAL ASSESSMENT BULLHEAD PARKWAY IMPROVEMENT DISTRICT           6.10          01/01/03       174,685
   500,000  CHANDLER AZ STREET & HIGHWAY USER REVENUE                                           6.00          07/01/11       553,590
   200,000  GILBERT AZ WATER RESIDENTIAL MUNICIPAL PROPERTY CORPORATION
            WATER & WASTEWATER REVENUE                                                          6.40          04/01/16       200,394
   250,000  GLENDALE AZ IDA MIDWESTERN UNIVERSITY SERIES A                                      5.75          05/15/21       250,563
   630,000  GLENDALE AZ IDA MIDWESTERN UNIVERSITY SERIES A CONNIE LEE INSURED                   6.00          05/15/26       657,342
   175,000  GLENDALE AZ IMPROVEMENT DISTRICT #59 SPECIAL ASSESSMENT                             6.00          01/01/02       175,000
   200,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT #68 EDUCATIONAL
            FACILITIES REVENUE ALHAMBRA FSA INSURED                                             5.50          07/01/13       214,090
   500,000  MARICOPA COUNTY AZ IDA HFFA REVENUE CATHOLIC HEALTHCARE WEST PROJECT SERIES A       5.00          07/01/16       457,010
   300,000  MARICOPA COUNTY AZ IDA MFHR                                                        10.00          05/01/31       304,998
   525,000  MARICOPA COUNTY AZ IDA MFHR METRO GARDENS MESA
            RIDGE PROJECT SERIES A MBIA INSURED                                                 5.65          07/01/19       542,456
   200,000  MARICOPA COUNTY AZ IDA MFHR SUN KING APARTMENTS SERIES A                            6.75          05/01/31       211,406
   570,000  MARICOPA COUNTY AZ IDA MFHR VILLAS DE MERCED APARTMENTS
            PROJECT COLLATERALIZED BY GNMA                                                      5.50          12/20/37       565,218
   750,000  MARICOPA COUNTY AZ IDA MFHR WHISPERING PALMS APARTMENTS SERIES
            A MBIA INSURED                                                                      5.85          07/01/19       778,328
   500,000  MARICOPA COUNTY AZ IDA REVENUE ARIZONA CHARTER SCHOOLS PROJECT SERIES A             6.75          07/01/29       516,125
   585,000  MARICOPA COUNTY AZ POLLUTION CONTROL CORPORATION PCR
            ARIZONA PUBLIC SERVICE COMPANY                                                      5.75          11/01/22       563,917
   250,000  MESA AZ IDA EDUCATIONAL FACILITIES REVENUE EAST MARICOPA
            COLLEGE PROJECT SERIES A                                                            6.00          07/01/21       250,000
 1,000,000  MESA AZ IDA REVENUE DISCOVER HEALTH SYSTEM SERIES A MBIA INSURED                    5.63          01/01/29     1,022,310
   215,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION JAIL
            FACILITIES REVENUE ACA INSURED                                                      5.63          07/01/10       225,122
   700,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION JAIL FACILITIES
            REVENUE COP ACA INSURED                                                             6.25          07/01/20       735,266
   750,000  NAVAJO COUNTY AZ PCR ARIZONA PUBLIC SERVICE COMPANY SERIES A                        5.88          08/15/28       751,755
 1,000,000  PHOENIX AZ CIVIC IMPROVEMENT CORPORATION WASTEWATER SYSTEM
            REVENUE JUNIOR LIEN FGIC INSURED                                                    5.38          07/01/16     1,034,970
   250,000  PHOENIX AZ GO                                                                       5.38          07/01/25       253,060
 1,000,000  PHOENIX AZ GO SERIES A                                                              6.25          07/01/16     1,145,700
   250,000  PHOENIX AZ IDA CAMELBACK CROSSING PROJECT COLLATERALIZED BY GNMA                    6.35          09/20/35       268,645
   250,000  PHOENIX AZ IDA GOVERNMENT OFFICE LEASE REVENUE CAPITAL
            MALL LLC AMBAC INSURED                                                              5.38          09/15/22       252,540
   900,000  PHOENIX AZ IDA HOSPITAL REVENUE JOHN C LINCOLN HEALTH
            SERIES B CONNIE LEE INSURED                                                         5.65          12/01/12       958,023
   250,000  PHOENIX AZ IDA MFHR BAY CLUB APARTMENTS PROJECT COLLATERALIZED BY GNMA              5.80          11/20/21       263,165
   500,000  PHOENIX AZ IDA SFMR SERIES 1A COLLATERALIZED BY GNMA/FHLMC                          5.25          09/01/32       536,530
   270,000  PHOENIX AZ IDA SFMR STATEWIDE SERIES C COLLATERALIZED BY GNMA/FNMA/FHLMC            5.30          04/01/20       267,052
   500,000  PIMA COUNTY AZ IDA MFHR SERIES A COLLATERALIZED BY GNMA                             5.90          10/20/21       531,945
 1,440,000  PIMA COUNTY AZ IDA MFHR WILLOWICK APARTMENTS PROJECT                                5.50          03/01/28     1,444,104
   250,000  PIMA COUNTY AZ IDA REVENUE ARIZONA CHARTER SCHOOLS PROJECT II SERIES A              6.75          07/01/31       255,338

                                       20

PRINCIPAL   SECURITY NAME                                                                    INTEREST RATE MATURITY DATE    VALUE
ARIZONA (continued)
  $250,000  PIMA COUNTY AZ IDA SERIES C                                                         6.70%         07/01/21   $   247,428
   500,000  PIMA COUNTY AZ USD #6 GO MARANA SCHOOL IMPROVEMENT
            PROJECT OF 1999 SERIES B FSA INSURED                                                5.25          07/01/12       527,250
   350,000  SALT RIVER PROJECT AZ AGRICULTURAL IMPROVEMENT & POWER
            DISTRICT ELECTRIC SYSTEM REVENUE                                                    5.75          01/01/19       350,189
   300,000  SCOTTSDALE AZ EXCISE TAX REVENUE TAX INCREMENTAL FINANCING REVENUE                  5.25          07/01/17       305,844
   250,000  SCOTTSDALE AZ IDA HOSPITAL REVENUE SCOTTSDALE HEALTHCARE                            5.80          12/01/31       244,535
   500,000  TUSCON AZ STREET & HIGHWAY USER REVENUE SENIOR
            LIEN SERIES 1994-C FGIC INSURED                                                     7.00          07/01/12       596,285
   275,000  UNIVERSITY AZ UNIVERSITY REVENUE SERIES A                                           6.00          06/01/10       306,130
   250,000  YAVAPAI COUNTY AZ IDA CITIZENS UTILITIES COMPANY PROJECT                            5.45          06/01/33       204,228
   500,000  YUMA COUNTY AZ ELEMENTARY SCHOOL DISTRICT AMBAC INSURED                             5.00          07/01/14       509,555

                                                                                                                          21,313,203
                                                                                                                         -----------
COLORADO - 1.52%
   400,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                              5.70          09/15/23       366,040
                                                                                                                         -----------

GUAM - 0.25%
    60,000  GUAM HOUSING CORPORATION SFMR MORTGAGE GUARANTEED SERIES A
            COLLATERALIZED BY FHLMC                                                             5.75          09/01/31        60,593
                                                                                                                         -----------

MINNESOTA - 2.11%
   500,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION GROSS REVENUE
            GIANTS RIDGE RECREATIONAL AREA                                                      7.50          11/01/25       505,835
                                                                                                                         -----------

PUERTO RICO - 2.33%
   300,000  CHILDRENS TRUST FUND TOBACCO SETTLEMENT REVENUE                                     6.00          07/01/26       312,972
   250,000  PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A MBIA INSURED                        5.00          08/01/21       247,648

                                                                                                                             560,620
                                                                                                                         -----------

TOTAL MUNICIPAL BONDS (COST $22,523,339)                                                                                  22,806,291
                                                                                                                         -----------
SHARES
CLOSED END MUTUAL FUNDS - 1.93%
     5,720  DREYFUS MUNICIPAL INCOME FUND                                                                                     49,306
     4,636  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                             38,942
     8,383  DREYFUS STRATEGIC MUNICIPALS FUND                                                                                 84,249
     1,608  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                             20,968
     5,250  MUNICIPAL PARTNERS FUND                                                                                           66,098
     4,833  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                         70,223
     4,772  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                              65,376
     1,048  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                                    13,477
     3,850  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                                  56,056

TOTAL CLOSED END MUTUAL FUNDS (COST $405,360)                                                                                464,695
                                                                                                                         -----------

                                       21

SHARES      SECURITY NAME                                                                    INTEREST RATE                  VALUE
SHORT-TERM INVESTMENTS - 1.51%
   275,000  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND ~                     1.53%                    $   275,000
    87,000  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST ~                                  1.80                          87,000
TOTAL SHORT-TERM INVESTMENTS (COST $362,000)                                                                                 362,000
                                                                                                                         -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $23,290,699)*                             98.40%                                                                   $23,632,986
OTHER ASSETS AND LIABILITIES, NET                1.60                                                                        384,564
                                               ------                                                                    -----------
TOTAL NET ASSETS                               100.00%                                                                   $24,017,550
                                               ======                                                                    ===========


+    VARIABLE RATE SECURITIES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                   $ 582,501
     GROSS UNREALIZED DEPRECIATION                                    (240,214)
                                                                     ---------
     NET UNREALIZED APPRECIATION                                     $ 342,287


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


CALIFORNIA LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                    INTEREST RATE MATURITY DATE    VALUE
MUNICIPAL BONDS - 98.25%

CALIFORNIA - 96.46%

$1,100,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATION CA COP
            EPISCOPAL HOMES FOUNDATION                                                          5.00%         07/01/07   $ 1,121,702
 1,105,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATION CA COP
            EPISCOPAL HOMES FOUNDATION                                                          5.00          07/01/08     1,117,519
 1,625,000  BAY AREA GOVERNMENT ASSOCIATION CA BART TRANSPORTATION REVENUE FTA
            CAPITAL GRANT PROJECT SERIES A AMBAC INSURED                                        5.00          06/15/06     1,743,788
   250,000  BERKELEY CA USD GO ELECTION OF 2000 MBIA INSURED                                    7.00          08/01/04       276,510
 1,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE CENTRAL VALLEY PROJECT REVENUE
            SERIES O                                                                            5.70          12/01/29     1,124,000
 2,000,000  CALIFORNIA STATE GO FGIC INSURED PREREFUNDED 11/01/04 @ 102                         7.10          11/01/24     2,285,300
   850,000  CALIFORNIA STATE HFFA HEALTH CARE REVENUE CATHOLIC HEALTHCARE WEST PROJECT
            SERIES A                                                                            5.00          07/01/06       866,686
 1,000,000  CALIFORNIA STATE HFFA HEALTH CARE REVENUE PRESBYTERIAN HOSPITAL
            PROJECT MBIA INSURED                                                                5.50          05/01/07     1,093,580
   600,000  CALIFORNIA STATE HFFA REVENUE CASA COLINA                                           5.50          04/01/13       587,304
 1,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE DEPARTMENT OF CORRECTIONS
            SERIES A AMBAC INSURED                                                              5.25          06/01/07     1,078,320
 1,250,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE DEPARTMENT OF CORRECTIONS
            SERIES C                                                                            5.25          11/01/08     1,323,238
   600,000  CALIFORNIA STATE VETERANS SERIES BH                                                 5.35          12/01/13       610,032
 1,250,000  CALIFORNIA STATEWIDE CDA COP HEALTH FACILITIES LOS ANGELES AIDS PROJECT             6.20          08/01/12     1,284,275
 1,000,000  CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES A3
            MANDATORY PUT 05/17/10 @ 100                                                        5.10          05/15/25     1,001,290
   300,000  CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES A                                 2.30          08/01/31       300,000
   300,000  CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B                                 2.30          08/01/31       300,000
   600,000  CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES C                                 3.85          08/01/31       597,990
 1,000,000  CALIFORNIA STATEWIDE CDA MFHR IVY HILL APARTMENTS PROJECT SERIES I-S +              4.90          02/01/33     1,009,800
 1,000,000  CENTRAL VALLEY FINANCING AUTHORITY COGENERATION PROJECT REVENUE CARSON ICE
            GENERAL PROJECT MBIA INSURED                                                        5.25          07/01/10     1,072,130
 1,000,000  CONTRA COSTA COUNTY CA COP MERRITHEW MEMORIAL HOSPITAL
            PROJECT MBIA INSURED                                                                5.25          11/01/10     1,071,990
 1,000,000  CONTRA COSTA COUNTY CA MFHR THE MEADOWS APARTMENTS
            PROJECT SERIES C COLLATERALIZED BY FNMA                                             4.20          12/01/24       987,990
 1,500,000  CONTRA COSTA COUNTY CA WATER DISTRICT REVENUE SERIES K FSA INSURED                  5.00          10/01/09     1,602,420
   500,000  CSUCI FINANCING AUTHORITY REVENUE CA RENTAL HOUSING                                 3.38          08/01/31       500,235
 1,000,000  EAST BAY CA MUD WASTEWATER TREATMENT SYSTEMS REVENUE MBIA INSURED                   5.20          06/01/08     1,044,060
   650,000  EAST BAY-DELTA CA HFA HOUSING REVENUE LEASE PURCHASE PROJECT SERIES
            A MBIA INSURED                                                                      4.25          06/01/05       667,667
 1,000,000  ELK GROVE CA USD GO COMMUNITY FACILITIES DISTRICT #1 AMBAC INSURED                  6.50          12/01/07     1,153,440
 1,000,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE
            AMBAC INSURED                                                                       3.00          09/01/04     1,008,160
   715,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS AIRPORT REVENUE LOS ANGELES
            INTERNATIONAL AIRPORT SERIES D FGIC INSURED                                         5.30          05/15/04       748,340
   640,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE PREREFUNDED 2/1/2 @ 102                  6.10          02/01/09       655,270
 1,360,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE UNREFUNDED BALANCE                       6.10          02/01/09     1,392,395
   120,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE PREREFUNDED
            SECOND ISSUE ESCROWED TO MATURITY                                                   9.00          10/15/03       134,459
 2,000,000  LOS ANGELES CA GO                                                                   5.00          09/01/08     2,144,580
   400,000  LOS ANGELES CA WASTEWATER SYSTEMS REVENUE FGIC INSURED                              5.38          11/01/06       427,488
 1,500,000  LOS ANGELES CA WATER & POWER REVENUE                                                5.25          07/01/04     1,592,250

                                       23

PRINCIPAL   SECURITY NAME                                                                    INTEREST RATE MATURITY DATE    VALUE
CALIFORNIA (continued)
$2,520,000  LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY WATER REVENUE
            REGIONAL PARK & OPEN SPACE DISTRICT PROJECT SERIES A                                5.38%         10/01/06  $  2,754,965
 1,000,000  MORENO VALLEY CA USD COP EDUCATION FACILITIES REVENUE FSA INSURED                   5.25          03/01/11     1,047,500
 2,000,000  NORTHERN CALIFORNIA POWER AGENCY MULTIPLE CAPITAL FACILITIES
            REVENUE UNREFUNDED BALANCE                                                          6.54          08/01/25     2,076,460
   350,000  NORTHERN CALIFORNIA POWER AGENCY PUBLIC POWER REVENUE GEOTHERMAL PJ #3 SERIES A     5.35          07/01/03       363,808
   500,000  OAK GROVE CA SCHOOL DISTRICT GO ELECTION OF 1995 FGIC INSURED                       8.50          08/01/03       548,405
   250,000  OAK GROVE CA SCHOOL DISTRICT GO ELECTION OF 1995 FGIC INSURED                       7.70          08/01/04       280,715
 1,000,000  OAKLAND CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE OAKLAND
            CONVENTION CENTERS AMBAC INSURED                                                    5.00          10/01/05     1,072,960
 1,000,000  ORANGE COUNTY CA RECOVERY COP SERIES A MBIA INSURED                                 5.60          07/01/09     1,100,940
 1,000,000  ORANGE COUNTY CA SALES TAX MEASURE SERIES A MBIA INSURED                            5.50          02/15/09     1,095,620
 1,300,000  SACRAMENTO CA COGENERATION AUTHORITY PROCTOR & GAMBLE PROJECT                       6.50          07/01/14     1,481,961
   315,000  SACRAMENTO CA SCHOOL INSURANCE AUTHORITY REVENUE WORKERS COMPENSATION SERIES C      5.75          06/01/03       324,711
 1,000,000  SAN DIEGO CA USD GO SERIES A FGIC INSURED                                           3.49          07/01/07       808,610
 2,000,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION INTERNATIONAL AIRPORT
            REVENUE MBIA INSURED PREREFUNDED 05/01/03 @ 102                                     6.20          05/01/20     2,143,060
 1,090,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION INTERNATIONAL AIRPORT
            REVENUE SECOND SERIES ISSUE 13B MBIA INSURED                                        8.00          05/01/05     1,239,406
   650,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION INTERNATIONAL AIRPORT
            REVENUE SECOND SERIES ISSUE 14A MBIA INSURED                                        8.00          05/01/05       739,096
   500,000  SAN FRANCISCO CA CITY & COUNTY SEWER REVENUE REFUNDING
            SERIES 1992 AMBAC INSURED                                                           5.90          10/01/07       524,605
 1,250,000  SOUTH ORANGE COUNTY CA PFA SPECIAL TAX REVENUE FOOTHILL AREA
            PROJECT SERIES C FGIC INSURED                                                       7.50          08/15/06     1,473,875
 2,000,000  SOUTHERN CALIFORNIA RAPID TRANSIT DISTRICT COP WORKERS COMPENSATION
            REMARKETED 02/01/91 MBIA INSURED                                                    7.50          07/01/05     2,096,040
   600,000  TOBACCO SECURITIZATION AUTHORITY SOUTHERN CA TOBACCO SETTLEMENT ASSET
            BOOKED SERIES A                                                                     4.60          06/01/10       599,148
 1,000,000  TRI CITY CA HOSPITAL DISTRICT REVENUE SERIES B MBIA INSURED                         5.75          02/15/03     1,042,200
   560,000  UNIVERSITY OF CALIFORNIA EDUCATION FACILITIES REVENUE RESEARCH
            FACILITIES PROJECT SERIES E AMBAC INSURED                                           4.00          09/01/07       572,897

                                                                                                                          57,311,190
                                                                                                                         -----------
PUERTO RICO - 1.79%
 1,000,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B FSA INSURED                           5.00          08/01/05     1,062,550

TOTAL MUNICIPAL BONDS  (COST $57,904,090)                                                                                 58,373,740
                                                                                                                         -----------
MUNICIPAL DEMAND NOTES - 1.18%

CALIFORNIA - 1.18%
   700,000  ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY
            REVENUE SERIES B ++ (COST $700,000)                                                 1.70          08/01/30       700,000
                                                                                                                         -----------

                                       24

SHARES      SECURITY NAME                                                                    INTEREST RATE                  VALUE

SHORT-TERM INVESTMENTS - 0.08%
    47,543  WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND ~ (COST $47,543)                  1.57%                    $    47,543
                                                                                                                         -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $58,651,633)*                             99.51%                                                                   $59,121,283
OTHER ASSETS AND LIABILITIES, NET                0.49                                                                        288,571
                                               ------                                                                    -----------
TOTAL NET ASSETS                               100.00%                                                                   $59,409,854
                                               ======                                                                    ===========

+    VARIABLE RATE SECURITIES.
++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                     $ 717,659
   GROSS UNREALIZED DEPRECIATION                                      (248,009)
                                                                     ---------
   NET UNREALIZED APPRECIATION                                       $ 469,650

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND

PRINCIPAL   SECURITY NAME                                                                    INTEREST RATE MATURITY DATE    VALUE
MUNICIPAL BONDS - 94.90%

CALIFORNIA - 93.60%

$1,500,000  A B C CA USD CAPITAL APPRECIATION SERIES B FGIC INSURED                             5.60%(A)      08/01/18   $   608,024
 1,625,000  A B C CA USD GO SERIES C FGIC INSURED                                               5.55(A)       08/01/26       406,201
 1,310,000  A B C CA USD GO SERIES C FGIC INSURED                                               5.56(A)       08/01/28       291,776
 2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA COP
            STANFORD UNIVERSITY HOSPITAL                                                        5.50          11/01/13     2,190,780
 6,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA HEALTH CARE
            REVENUE CHANNING HOUSE                                                              5.50          02/15/29     5,810,392
 1,500,000  ANAHEIM CA PUBLIC FINANCING AUTHORITY LEASE REVENUE CAPITAL APPRECIATION
            IMPROVEMENTS PROJECT SERIES C FSA INSURED                                           5.86(A)       09/01/22       473,880
 3,620,000  ANTIOCH CA PUBLIC FINANCING AUTHORITY WATER REVENUE WATER TREATMENT
            PLANT PROJECT MBIA INSURED                                                          5.63          07/01/14     3,708,400
 4,345,000  AZTEC SHOPS LIMITED CA AUXILIARY STUDENT ORGANIZATION SAN DIEGO STATE UNIVERSITY    5.88          09/01/20     4,342,132
 4,455,000  AZTEC SHOPS LIMITED CA AUXILIARY STUDENT ORGANIZATION SAN DIEGO STATE UNIVERSITY    6.00          09/01/31     4,447,827
 2,545,000  BONITA CA USD COP MBIA INSURED                                                      5.63          05/01/10     2,727,120
 1,300,000  BURBANK GLENDALE PASADENA AIRPORT AUTHORITY CA AIRPORT REVENUE AMBAC INSURED        6.40          06/01/10     1,322,841
 1,600,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE                                 5.88          06/01/30     1,567,440
 1,125,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CAPITAL
             APPRECIATION UNIVERSITY OF SAN DIEGO AMBAC INSURED                                 5.65(A)       10/01/19       422,078
 1,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE DOMINICAN UNIVERSITY PROJECT    5.75          12/01/30     1,008,270
 3,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE GOLDEN GATE UNIVERSITY
            PROJECT                                                                             5.50          10/01/31     2,888,880
 2,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE KECK GRADUATE INSTITUTE
            PROJECT                                                                             6.75          06/01/30     2,118,860
 2,035,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE LA COLLEGE OF CHIROPRACTIC      5.60          11/01/17     1,988,907
   240,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE LOYOLA MARYMOUNT
            UNIVERSITY UNREFUNDED BALANCE                                                       6.00          10/01/14       240,934
    50,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE POMONA COLLEGE
            PREREFUNDED 02/15/02 @ 102                                                          6.13          02/15/08        51,318
 1,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE POOLED COLLEGE &
            UNIVERSITY PROJECTS SERIES B                                                        5.13          04/01/17     1,406,235
 1,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE POOLED COLLEGE &
            UNIVERSITY PROJECTS SERIES B                                                        5.25          04/01/24       919,950
 3,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK HEALTH CARE
            REVENUE KAISER HOSPITAL ASSISTANCE PROJECT SERIES B                                 5.50          08/01/31     2,969,550
 1,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDA
            REVENUE J DAVID GLADSTONE INSTITUTE PROJECT                                         3.00          10/01/05       987,380
 6,040,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDA
            REVENUE J DAVID GLADSTONE INSTITUTE PROJECT                                         5.25          10/01/34     5,756,845
 5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDA REVENUE MBIA INSURED      5.50          06/01/25     5,188,500
 1,275,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LEASE
            REVENUE RESEARCH INSTITUTE PROJECT SERIES A                                         5.75          07/01/30     1,329,557
 4,450,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SFMR MORTGAGE BACKED
            SECURITIES PROGRAM SERIES B5 COLLATERALIZED BY FNMA & GNMA & FHLMC                  6.35          12/01/29     4,868,167
 2,265,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SFMR SERIES B MORTGAGE
            BACKED SECURITIES COLLATERALIZED BY GNMA & FNMA                                     6.25          12/01/31     2,396,370
 1,090,000  CALIFORNIA SPECIAL DISTRICTS ASSOCIATION FINANCE CORPORATION COP SERIES MM          5.50          06/01/21     1,101,085
 5,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE CENTRAL VALLEY PROJECT REVENUE
            SERIES J2                                                                           6.00          12/01/07     5,635,050
 7,675,000  CALIFORNIA STATE GO FGIC INSURED                                                    4.50          12/01/24     6,903,202
    165,000 CALIFORNIA STATE GO UNREFUNDED BALANCE AMBAC INSURED                                5.75          03/01/15       171,207

                                       26

PRINCIPAL   SECURITY NAME                                                                    INTEREST RATE MATURITY DATE    VALUE
CALIFORNIA (continued)
$ 3,465,000 CALIFORNIA STATE HFA HOME MORTGAGE REVENUE SERIES L MBIA INSURED                    6.40%         08/01/27   $ 3,611,431
  4,220,000 CALIFORNIA STATE HFA HOME MORTGAGE REVENUE SERIES Y FSA INSURED                     6.25(A)       08/01/31       703,474
  4,600,000 CALIFORNIA STATE HFA REVENUE HOME MORTGAGE SERIES M MBIA INSURED                    5.60          08/01/29     4,630,636
  7,195,000 CALIFORNIA STATE HFA REVENUE HOME MORTGAGE SERIES N FSA INSURED                     5.25          08/01/29     6,950,730
 18,960,000 CALIFORNIA STATE HFA REVENUE HOME MORTGAGE SERIES T MBIA INSURED                    6.15(A)       02/01/32     3,095,789
    140,000 CALIFORNIA STATE HFA REVENUE HOUSING SERIES C MBIA INSURED                          7.00          08/01/23       142,929
  2,825,000 CALIFORNIA STATE HFA REVENUE MULTI UNIT RENTAL HOUSING PROJECT SERIES A             5.50          08/01/15     2,847,431
    500,000 CALIFORNIA STATE HFA REVENUE MULTI UNIT RENTAL HOUSING SERIES B-II                  6.70          08/01/15       513,745
    500,000 CALIFORNIA STATE HFA REVENUE MULTI UNIT RENTAL HOUSING SERIES C-II                  6.85          08/01/15       513,420
  3,000,000 CALIFORNIA STATE HFFA REVENUE CASA COLINA                                           6.00          04/01/22     2,931,000
  2,000,000 CALIFORNIA STATE HFFA REVENUE HEALTH FACILITIES CATHOLIC
            PROJECT SERIES A AMBAC INSURED                                                      5.75          07/01/15     2,135,200
  2,000,000 CALIFORNIA STATE HFFA REVENUE KAISER PERMANENTE SERIES A                            6.25          03/01/21     2,035,820
  3,500,000 CALIFORNIA STATE HFFA REVENUE SAN DIEGO HOSPITAL ASSOCIATION SERIES A MBIA
            INSURED                                                                             6.20          08/01/12     3,654,735
  1,795,000 CALIFORNIA STATE HFFA REVENUE SCRIPPS MEMORIAL HOSPITAL SERIES A                    6.25          10/01/13     1,836,375
  2,000,000 CALIFORNIA STATE HFFA REVENUE SCRIPPS MEMORIAL HOSPITAL SERIES A MBIA INSURED       6.40          10/01/12     2,105,840
  2,000,000 CALIFORNIA STATE HFFA REVENUE SCRIPPS RESEARCH INSTITUTE PROJECT SERIES A           6.63          07/01/14     2,113,760
  1,750,000 CALIFORNIA STATE HFFA REVENUE SMALL HEALTH FACILITIES LOAN SERIES A                 6.75          03/01/20     1,794,748
  1,000,000 CALIFORNIA STATE HFFA REVENUE ST FRANCIS MEMORIAL HOSPITAL SERIES C                 5.88          11/01/23     1,092,920
  6,000,000 CALIFORNIA STATE HFFA REVENUE SUTTER HEALTH PROJECT SERIES A                        6.25          08/15/31     6,254,880
  3,500,000 CALIFORNIA STATE HFFA REVENUE SUTTER HEALTH PROJECT SERIES A FSA INSURED            5.00          08/15/37     3,381,840
  2,750,000 CALIFORNIA STATE HFFA REVENUE SUTTER HEALTH PROJECT SERIES C FSA INSURED            5.13          08/15/22     2,750,688
  1,000,000 CALIFORNIA STATE HFFA REVENUE VALLEYCARE HEALTH FACILITIES                          6.50          05/01/05     1,029,540
  5,000,000 CALIFORNIA STATE UNIVERSITIES AND COLLEGES EDUCATIONAL FACILITIES
            REVENUE HOUSING SYSTEMS FGIC INSURED                                                5.80          11/01/17     5,261,800
  4,665,000 CALIFORNIA STATE VETERANS SERIES BL FSA INSURED                                     4.95          12/01/08     4,809,382
 10,330,000 CALIFORNIA STATEWIDE CDA COP CATHOLIC HEALTHCARE WEST                               6.50          07/01/20    10,699,917
  3,310,000 CALIFORNIA STATEWIDE CDA COP CEDARS SINAI MEDICAL CENTER                            6.50          08/01/12     3,678,933
  2,000,000 CALIFORNIA STATEWIDE CDA COP CHILDRENS HOSPITAL LOS ANGELES MBIA-IBC INSURED        5.25          08/15/29     2,005,860
  2,000,000 CALIFORNIA STATEWIDE CDA COP CHILDRENS HOSPITAL LOS ANGELES MBIA-IBC-BNY INSURED    5.25          08/15/29     2,005,860
  1,500,000 CALIFORNIA STATEWIDE CDA COP SUTTER HEALTH OBLIGATED GROUP AMBAC INSURED            6.00          08/15/09     1,567,350
  5,000,000 CALIFORNIA STATEWIDE CDA COP THE INTERNEXT GROUP                                    5.38          04/01/17     4,788,800
  2,000,000 CALIFORNIA STATEWIDE CDA COP THE INTERNEXT GROUP                                    5.38          04/01/30     1,784,740
  6,000,000 CALIFORNIA STATEWIDE CDA EDUCATION FACILITIES REVENUE ASPIRE PUBLIC SCHOOLS
            OAKLAND PROJECT SERIES A                                                            7.25          08/01/31     6,007,740
  2,750,000 CALIFORNIA STATEWIDE CDA LEASE REVENUE OAKLAND CONVENTION CENTERS PROJECT
            AMBAC INSURED PREREFUNDED 10/01/02 @ 102                                            6.00          10/01/10     2,894,128
  2,010,000 CALIFORNIA STATEWIDE CDA MFHR PIONEER PARK SERIES T COLLATERALIZED BY GNMA          6.10          12/20/35     2,068,210
  1,000,000 CALIFORNIA STATEWIDE CDA MFHR WESTGATE COURTYARDS SERIES X1 AMBAC INSURED           5.42          12/01/34       972,580
  1,935,000 CALIFORNIA STATEWIDE CDA WATER REVENUE SERIES A                                     6.00          07/01/10     2,102,416
    200,000 CAPITOL AREA DEVELOPMENT AUTHORITY CA LEASE REVENUE SERIES A MBIA INSURED           6.50          04/01/12       206,292
  5,000,000 CENTER CA USD CAPITAL APPRECIATION SERIES C MBIA INSURED                            5.70(A)       09/01/21     1,684,250
  4,000,000 CENTRAL CA JOINT POWERS HEALTH FINANCING AUTHORITY COP COMMUNITY
            HOSPITALS OF CENTRAL CALIFORNIA PROJECT                                             5.75          02/01/31     3,910,840
  3,000,000 CHICO CA PUBLIC FINANCING AUTHORITY REVENUE TAX ALLOCATION MERGED
            REDEVELOPMENT PROJECT AREA MBIA INSURED                                             5.13          04/01/21     3,015,210

                                       27

PRINCIPAL   SECURITY NAME                                                                    INTEREST RATE MATURITY DATE    VALUE
CALIFORNIA (continued)
$ 1,800,000 CHINO BASIN CA REGIONAL FINANCING AUTHORITY REVENUE MUNICIPAL WATER
            DISTRICT SEWER SYSTEM PROJECT AMBAC INSURED                                         6.00%         08/01/16   $ 1,944,936
    400,000 CHULA VISTA CA COP TOWN CENTRE II PARKING PROJECT                                   6.00          09/01/07       420,524
    735,000 CHULA VISTA CA COP TOWN CENTRE II PARKING PROJECT                                   6.00          09/01/08       769,832
    820,000 CHULA VISTA CA COP TOWN CENTRE II PARKING PROJECT                                   6.00          09/01/10       854,473
    570,000 CHULA VISTA CA COP TOWN CENTRE II PARKING PROJECT                                   6.00          09/01/11       593,125
  8,780,000 CLOVIS CA USD CAPITAL APPRECIATION SERIES A EDUCATIONAL FACILITIES
            REVENUE FGIC INSURED                                                                5.38(A)       08/01/23     2,626,713
  2,000,000 COACHELLA CA WATER REVENUE COP FSA INSURED                                          6.10          03/01/22     2,052,100
    270,000 CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE GNMA MORTGAGE
            BACKED SECURITIES PROGRAM COLLATERALIZED BY GNMA ESCROWED TO MATURITY               7.75          05/01/22       341,294
  5,500,000 CONTRA COSTA COUNTY CA PFA TAX ALLOCATION REVENUE PLEASANT
            HILL BART REDEVELOPMENT PROJECT                                                     5.25          08/01/28     5,113,295
  2,755,000 CONTRA COSTA COUNTY CA TRANSPORTATION AUTHORITY SALES TAX
            REVENUE SERIES A ESCROWED TO MATURITY                                               6.50          03/01/09     3,104,637
  4,000,000 CONTRA COSTA COUNTY CA TRANSPORTATION AUTHORITY SALES TAX
            REVENUE SERIES A FGIC INSURED                                                       5.50          03/01/08     4,250,960
  1,000,000 CUPERTINO CA COP SERIES B                                                           6.25          07/01/10     1,040,530
  2,000,000 DUARTE CA COP ACA-CBI INSURED                                                       5.25          04/01/19     1,901,380
  1,355,000 DUARTE CA COP CITY OF HOPE NATIONAL MEDICAL CENTER PREREFUNDED 04/01/03 @ 102       6.13          04/01/13     1,450,392
  5,250,000 DUARTE CA COP SERIES A                                                              5.25          04/01/24     4,787,370
  4,000,000 DUARTE CA RDA TAX ALLOCATION CAPITAL APPRECIATION REDEVELOPMENT PROJECT             6.60(A)       12/01/16     1,692,480
  1,500,000 EAST BAY CA MUD WASTEWATER TREATMENT SYSTEMS REVENUE AMBAC INSURED                  6.00          06/01/09     1,555,875
  2,000,000 EAST BAY CA MUD WASTEWATER TREATMENT SYSTEMS REVENUE MBIA INSURED                   4.75          06/01/28     1,874,160
  3,300,000 EAST PALO ALTO CA REDEVELOPMENT AGENCY TAX ALLOCATION UNIVERSAL CIRCLE GATEWAY      6.63          10/01/29     3,473,085
  2,500,000 EL MONTE CA COP DEPARTMENT OF PUBLIC SERVICES FACILITIES
            REVENUE PHASE II AMBAC INSURED                                                      5.25          01/01/34     2,507,100
    500,000 EMERYVILLE CA PFA REVENUE ASSESSMENT DISTRIBUTION REFINANCING                       5.75          09/02/14       509,520
  1,750,000 EMERYVILLE CA PFA REVENUE ASSESSMENT DISTRIBUTION REFINANCING                       5.90          09/02/21     1,748,618
  2,455,000 EMERYVILLE CA PFA REVENUE REDEVELOPMENT PROJECT SERIES A                            6.35          05/01/10     2,538,495
  1,500,000 ENCINTAS CA USD CAPITAL APPRECIATION MBIA INSURED                                   5.52(A)       08/01/18       607,050
  2,000,000 ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY ESCONDIDO CIVIC CENTER PROJECT
            SERIES B AMBAC INSURED ESCROWED TO MATURITY                                         6.13          09/01/11     2,258,800
  2,000,000 ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE
            CALIFORNIA CENTER FOR THE ARTS AMBAC INSURED                                        6.00          09/01/18     2,168,920
  1,285,000 FONTANA CA RDA TAX ALLOCATION JURUPA HILLS REDEVELOPMENT PROJECT SERIES A           5.50          10/01/17     1,282,199
  5,040,000 FONTANA CA RDA TAX ALLOCATION JURUPA HILLS REDEVELOPMENT PROJECT SERIES A           5.50          10/01/27     4,904,273
  4,785,000 FONTANA CA RDA TAX ALLOCATION JURUPA HILLS REDEVELOPMENT PROJECT SERIES A           5.60          10/01/27     4,720,307
  3,000,000 FONTANA CA USD SERIES C FGIC INSURED                                                6.15          05/01/20     3,243,210
  1,000,000 FRESNO CA COP STREET IMPROVEMENT PROJECT                                            6.63          12/01/11     1,037,420
  2,000,000 FRESNO CA JOINT POWERS FINANCING LEASE REVENUE STREET
            LIGHT ACQUISITION PROJECT SERIES A                                                  5.50          08/01/12     2,036,940
  2,000,000 FRESNO CA USD SERIES A MBIA INSURED ESCROWED TO MATURITY                            5.70          08/01/15     2,062,100
  1,250,000 FRESNO COUNTY CA SOLID WASTE REVENUE AMERICAN AVENUE LANDFILL PROJECT MBIA
            INSURED                                                                             5.75          05/15/14     1,341,000
  2,100,000 GILROY CA PROJECT REVENUE SENIOR LIEN BONFANTE  GARDENS PARK PROJECT                8.15          11/01/15     1,911,021
  1,000,000 GLENDALE CA RDA TAX ALLOCATION REVENUE CENTRAL GLENDALE REDEVELOPMENT
            PROJECT AMBAC INSURED                                                               5.50          12/01/11     1,075,110

                                       28

PRINCIPAL   SECURITY NAME                                                                    INTEREST RATE MATURITY DATE    VALUE
CALIFORNIA (continued)
$ 1,000,000 GLENDALE CA USD SERIES A FGIC INSURED                                               5.75%         09/01/17   $ 1,062,240
  2,420,000 GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY CAPITAL APPRECIATION
            SERIES A MBIA INSURED                                                               5.42(A)       08/01/15     1,201,143
  2,500,000 HAWAIIAN GARDENS CA RDA PROJECT ONE TAX ALLOCATION                                  6.00          12/01/13     2,653,300
  4,500,000 HAWTHORNE CA SCHOOL DISTRICT COP FSA INSURED                                        6.00(A)       11/01/25     3,788,505
  2,800,000 HUNTINGTON BEACH CA PFA REVENUE HUNTINGTON BEACH REDEVELOPMENT PROJECTS             7.00          08/01/10     2,879,828
  1,000,000 INDIAN WELLS CA RDA TAX ALLOCATION CONSUMERS WHITEWATER PROJECT MBIA INSURED        6.00          12/01/14     1,052,450
    500,000 INDUSTRY CA URBAN DEVELOPMENT AGENCY REVENUE TAX ALLOCATION
            TRANSPORTATION DISTRICT PROJECT SERIES 3                                            6.70          11/01/03       516,450
  1,280,000 INDUSTRY CA URBAN DEVELOPMENT AGENCY REVENUE TAX ALLOCATION
            TRANSPORTATION DISTRICT PROJECT SERIES 3                                            6.85          11/01/04     1,331,789
  1,555,000 INGLEWOOD CA RDA TAX ALLOCATION MERGED REDEVELOPMENT PROJECT
            SERIES A AMBAC  INSURED                                                             5.25          05/01/17     1,628,505
    270,000 JAMUL-DULZURA CA USD SERIES C                                                       6.40          08/01/16       282,344
  2,000,000 KERN CA HIGH SCHOOL DISTRICT SERIES D MBIA INSURED ESCROWED TO MATURITY             5.60          08/01/12     2,134,080
  1,185,000 LA VERNE CA COP 1987 CAPITAL IMPROVEMENTS PROJECT                                   5.70          06/01/15     1,198,236
  4,000,000 LAKE ELSINORE CA PFA TAX ALLOCATION REVENUE SERIES A                                5.50          09/01/30     3,800,840
  3,000,000 LONG BEACH CA FINANCING AUTHORITY REVENUE AMBAC INSURED                             6.00          11/01/08     3,389,520
  1,500,000 LONG BEACH CA FINANCING AUTHORITY REVENUE AMBAC INSURED                             6.00          11/01/17     1,696,140
  2,900,000 LOS ANGELES CA DEPARTMENT OF AIRPORTS AIRPORT REVENUE SERIES A FGIC INSURED         5.50          05/15/08     3,084,063
    395,000 LOS ANGELES CA DW&P ELECTRIC PLAN ESCROWED TO MATURITY                              5.70          09/01/11       423,073
    380,000 LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE PREREFUNDED 09/01/03 @ 102               5.70          09/01/11       410,491
     65,000 LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE PREREFUNDED 02/01/02 @102                6.38          02/01/20        66,566
    250,000 LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE PREREFUNDED
            SECOND ISSUE MBIA-IBC INSURED ESCROWED TO MATURITY                                  5.00          10/15/33       246,763
  2,750,000 LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE SECOND ISSUE
            MBIA-IBC INSURED UNREFUNDED BALANCE                                                 5.00          10/15/33     2,746,040
  2,000,000 LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE SECOND ISSUE
            SUBJECT TO CROSSOVER REFUNDING 08/01/02 @ 102                                       5.75          08/15/11     2,091,740
  3,920,000 LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE UNREFUNDED BALANCE                       5.70          09/01/11     4,089,187
    135,000 LOS ANGELES CA DW&P ELECTRIC REVENUE PREREFUNDED 02/01/02 @ 102                     6.38          02/01/20       138,249
  3,000,000 LOS ANGELES CA DW&P WATERWORKS REVENUE                                              5.70          04/15/09     3,187,350
  3,000,000 LOS ANGELES CA DW&P WATERWORKS REVENUE SERIES A FGIC-TCRS INSURED                   5.13          07/01/41     2,961,930
  5,500,000 LOS ANGELES CA DW&P WATERWORKS REVENUE SERIES A MBIA-IBC INSURED                    5.13          07/01/41     5,430,205
  5,000,000 LOS ANGELES CA GO SERIES A MBIA INSURED                                             5.00          09/01/19     4,993,850
  4,745,000 LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES B                                   5.38          11/01/15     4,813,660
  2,465,000 LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES B                                   5.38          11/01/23     2,466,898
  2,775,000 LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES B SUBJECT
            TO CROSSOVER REFUNDING 08/01/02 @ 102                                               6.50          08/01/13     2,898,321
    340,000 LOS ANGELES CA MUNICIPAL IMPROVEMENT CORPORATE LEASE REVENUE
            CENTRAL LIBRARY PROJECT SERIES A                                                    6.30          06/01/16       353,301
  2,200,000 LOS ANGELES CA USD COP MULTIPLE PROPERTIES PROJECT SERIES A FSA INSURED             5.50          10/01/10     2,365,858
  1,160,000 LOS ANGELES COUNTY CA SCHOOL REGIONALIZED BUSINESS SERVICES COP
            CAPITAL APPRECIATION FINANCING SERIES A AMBAC INSURED                               5.97(A)       08/01/26       289,826
  9,350,000 LOS GATOS CA USD ELECTION 2001 PROJECT SERIES A FGIC INSURED                        5.00          08/01/24     9,212,742
  1,370,000 MADERA CA RDA TAX REVENUE MADERA REDEVELOPMENT PROJECT FSA INSURED                  5.75          09/01/11     1,471,366
  2,400,000 MANTECA CA DISTRICT SPECIAL TAX USD GO COMMUNITY FACILITIES
            DISTRICT #89-1 PROJECT MBIA INSURED                                                 5.52(A)       09/01/25       621,648

                                       29

PRINCIPAL   SECURITY NAME                                                                    INTEREST RATE MATURITY DATE    VALUE
CALIFORNIA (continued)
$ 2,470,000 MANTECA CA DISTRICT SPECIAL TAX USD GO COMMUNITY FACILITIES
            DISTRICT #89-1 PROJECT SERIES C MBIA INSURED                                        5.54%(A)      09/01/26   $   602,853
  1,160,000 MANTECA CA USD SPECIAL TAX B COMMUNITY FACILITIES #89-1 CAPITAL
            APPRECIATION MBIA INSURED                                                           5.35(A)       09/01/20       407,021
  2,235,000 MERCED CA USD CAPITAL APPRECIATION PROJECT SERIES A FGIC INSURED                    5.70(A)       08/01/18       904,505
    805,000 MERCED COUNTY CA COP FSA INSURED ESCROWED TO MATURITY                               6.00          10/01/12       837,989
  1,000,000 METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES A                 5.75          07/01/13     1,036,940
  2,000,000 MID PENINSULA CA REGIONAL OPEN SPACE DISTRICT PROMISSORY NOTES                      7.00          09/01/14     2,214,820
  2,005,000 MID PENINSULA REGIONAL OPEN SPACE DISTRICT FINANCE AUTHORITY REVENUE
            CAPITAL APPRECIATION AMBAC INSURED                                                  5.74(A)       09/01/28       430,854
  3,725,000 MONROVIA CA USD CAPITAL APPRECIATION SERIES B FGIC INSURED                          5.62(A)       08/01/25       987,386
  1,620,000 MONTEBELLO CA USD CAPITAL APPRECIATION FSA INSURED                                  5.63(A)       06/01/26       408,775
  1,580,000 MONTEBELLO CA USD CAPITAL APPRECIATION FSA INSURED                                  5.62(A)       08/01/25       418,811
  5,000,000 MONTEREY COUNTY CA COP LEASING REVENUE MASTER PLAN FINANCING
            PROJECT MBIA INSURED                                                                5.00          08/01/32     4,872,900
  1,260,000 MOUNTAIN VIEW LOS ALTOS CA USD GO SERIES D FSA INSURED                              5.91(A)       08/01/19       477,351
    720,000 NATOMAS CA USD SERIES A MBIA INSURED ESCROWED TO MATURITY                           5.75          09/01/12       749,830
  2,200,000 NEVADA COUNTY CA COP COMMUNITY FACILITIES PROJECTS                                  6.50          10/01/06     2,270,576
    570,000 NORTHERN CALIFORNIA POWER AGENCY MULTIPLE CAPITAL FACILITIES REVENUE
            SERIES A MBIA INSURED UNREFUNDED BALANCE SUBJECT TO CROSSOVER REFUNDING             6.50          08/01/12       597,782
  1,000,000 NORTHERN CALIFORNIA POWER AGENCY PUBLIC POWER REVENUE GEOTHERMAL PJ #3 SERIES A     5.35          07/01/03     1,039,450
  1,000,000 NU VIEW CA USD                                                                      7.25          02/01/16     1,021,170
  1,465,000 OAKLAND CA GO FGIC INSURED                                                          6.00          06/15/12     1,520,831
  9,220,000 ONTARIO CA RDFA LEASE REVENUE CAPITAL PROJECTS AMBAC INSURED                        5.20          08/01/29     9,241,851
  1,500,000 ONTARIO CA RDFA REVENUE PROJECT ONE MBIA INSURED ESCROWED TO MATURITY               6.00          08/01/15     1,609,815
  1,000,000 PARAMOUNT CA USD CAPITAL APPRECIATION SERIES A FSA INSURED                          5.75(A)       09/01/21       335,570
  1,000,000 PARAMOUNT CA USD CAPITAL APPRECIATION SERIES A FSA INSURED                          5.77(A)       09/01/22       316,170
  1,075,000 PARLIER CA RDA TAX ALLOCATION REVENUE SERIES A PREREFUNDED 8/1/02 @ 102             6.95          08/01/23     1,130,223
    145,000 PARLIER CA RDA TAX ALLOCATION REVENUE SERIES A UNREFUNDED BALANCE                   6.95          08/01/23       151,622
  2,045,000 PERRIS CA PFA REVENUE TAX ALLOCATION SERIES A                                       5.75          10/01/31     2,056,943
  7,000,000 PICO RIVERA CA WATER AUTHORITY REVENUE WATER SYSTEM PROJECT SERIES A                6.25          12/01/32     6,902,420
  5,000,000 PICO RIVERA CA WATER AUTHORITY REVENUE WATER SYSTEM PROJECT SERIES A MBIA
            INSURED                                                                             5.50          05/01/29     5,323,450
  2,680,000 PONOMA CA USD SERIES A MBIA INSURED                                                 6.55          08/01/29     3,288,601
  1,000,000 PORT OAKLAND CA SPECIAL FACILITIES REVENUE SERIES A                                 6.70          01/01/07     1,040,650
  3,380,000 PORT OAKLAND CA SPECIAL FACILITIES REVENUE SERIES A                                 6.80          01/01/19     3,415,422
  1,600,000 PORT REDWOOD CITY CA AIRPORT REVENUE                                                5.13          06/01/30     1,407,120
  1,325,000 REDDING CA JOINT POWERS FINANCE AUTHORITY WATER REVENUE SERIES A FGIC INSURED       6.00          12/01/11     1,398,047
  1,100,000 RICHMOND CA JOINT POWERS FINANCE AUTHORITY LEASE & GAS TAX REVENUE SERIES A         5.25          05/15/13     1,125,014
  8,595,000 RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE COUNTY HOSPITAL
            PROJECT MBIA INSURED                                                                6.94(A)       06/01/26     2,168,776
  5,750,000 RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE
            COUNTY HOSPITAL PROJECT SERIES A                                                    6.38          06/01/09     5,983,795
  4,560,000 RIVERSIDE COUNTY CA PFA TAX ALLOCATION REVENUE REDEVELOPMENT PROJECTS SERIES A      5.50          10/01/22     4,471,126
    170,000 RIVERSIDE COUNTY CA SFMR HOUSING REVENUE SERIES A GNMA MORTGAGE
            BACKED SECURITIES PROGRAM COLLATERALIZED BY GNMA                                    6.85          10/01/16       179,882
  1,335,000 ROSEVILLE CA USD CAPITAL APPRECIATION SERIES                                        6.30(A)       08/01/06     1,129,023
  1,900,000 SACRAMENTO CA COP LIGHT RAIL TRANSPORTATION PROJECT                                 6.75          07/01/07     1,960,971
  1,000,000 SACRAMENTO CA COP LIGHT RAIL TRANSPORTATION PROJECT                                 6.00          07/01/12     1,016,870

                                       30

PRINCIPAL   SECURITY NAME                                                                    INTEREST RATE MATURITY DATE    VALUE
CALIFORNIA (continued)
$     5,000 SACRAMENTO CA FINANCING AUTHORITY REVENUE                                           6.70%         11/01/11   $     5,123
  2,870,000 SACRAMENTO CA HOUSING AUTHORITY MFHR VERANDAS APARTMENTS SERIES H
            COLLATERALIZED BY FNMA                                                              5.70          03/01/34     2,894,395
  2,500,000 SACRAMENTO CA MUD ELECTRIC REVENUE SERIES A MBIA INSURED ESCROWED TO MATURITY       6.25          08/15/10     2,878,125
    300,000 SACRAMENTO CA MUD ELECTRIC REVENUE SERIES C FGIC INSURED ESCROWED TO MATURITY       5.75          11/15/08       316,110
  2,400,000 SACRAMENTO CA MUD ELECTRIC REVENUE SERIES E MBIA-IBC INSURED                        5.70          05/15/12     2,566,752
    800,000 SACRAMENTO COUNTY CA APARTMENT SYSTEM REVENUE SERIES A FGIC INSURED                 6.00          07/01/12       821,848
  1,200,000 SACRAMENTO COUNTY CA APARTMENT SYSTEM REVENUE SERIES A
            FGIC INSURED PREREFUNDED 07/01/02 @ 101                                             6.00          07/01/12     1,237,236
  2,000,000 SACRAMENTO COUNTY CA COP MAIN DETENTION FACILITY MBIA INSURED                       5.75          06/01/15     2,107,700
  4,200,000 SACRAMENTO COUNTY CA SFMR SERIES A ESCROWED TO MATURITY                             7.25          10/01/23     5,115,768
    380,000 SAN BERNARDINO COUNTY CA COP WEST VALLEY DETENTION CENTER MBIA INSURED              6.50          11/01/12       401,797
  4,000,000 SAN BUENAVENTURA CA COP CAPITAL IMPROVEMENTS PROJECT AMBAC INSURED                  6.00          01/01/12     4,236,480
  5,230,000 SAN DIEGO CA CONVENTION CENTER EXPANSION FINANCE AUTHORITY
            LEASE REVENUE SERIES A AMBAC INSURED                                                4.75(A)       04/10/28     4,901,713
  3,910,000 SAN DIEGO CA RDA IDR FSA INSURED                                                    5.52          09/01/23     1,161,857
  1,000,000 SAN DIEGO CA RDA TAX ALLOCATION REVENUE CENTER CITY PROJECT SERIES C ABMAC
            INSURED                                                                             4.75          09/01/24       945,770
  3,000,000 SAN DIEGO CA WATER UTILITY FUND NET SYSTEM PROJECT FGIC INSURED                     4.75          08/01/28     2,810,670
  3,300,000 SAN DIEGO COUNTY CA COP BURNHAM INSTITUTE                                           6.25          09/01/29     3,388,737
  3,595,000 SAN DIEGO COUNTY CA COP DOWNTOWN COURTHOUSE AMBAC INSURED                           4.50          05/01/23     3,272,708
  4,500,000 SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMISSION SALES TAX REVENUE
            SERIES A ESCROWED TO MATURITY                                                       6.00          04/01/08     4,628,070
  2,390,000 SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION INTERNATIONAL AIRPORT
            REVENUE SECOND SERIES ISSUE 15A FSA INSURED                                         5.00          05/01/17     2,344,686
  2,250,000 SAN FRANCISCO CA CITY & COUNTY RDFA TAX ALLOCATION REDEVELOPMENT PROJECT
            CAPITAL APPRECIATION SERIES D MBIA INSURED                                          5.20(A)       08/01/24       633,735
  4,000,000 SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
            REVENUE SENIOR LIEN PREREFUNDED 01/01/08 @ 102                                      7.52(A)       01/01/10     4,824,320
  3,300,000 SAN JOSE CA MFHR EL PARADOR APARTMENTS PROJECT SERIES A                             6.20          01/01/41     3,395,997
  1,000,000 SAN MATEO CA RDA TAX ALLOCATION                                                     5.40          08/01/18     1,012,640
  4,430,000 SANTA CLARA COUNTY CA EAST SIDE USD CAPITAL APPRECIATION SERIES A MBIA INSURED      5.70(A)       09/01/18     1,747,458
  5,185,000 SANTA CLARA COUNTY CA EAST SIDE USD CAPITAL APPRECIATION SERIES A MBIA INSURED      5.75(A)       09/01/19     1,911,139
  5,420,000 SANTA CLARA COUNTY CA EAST SIDE USD CAPITAL APPRECIATION SERIES A MBIA INSURED      5.80(A)       09/01/20     1,888,003
  6,250,000 SANTA CLARA COUNTY CA HOUSING AUTHORITY MFHR BLOSSOM RIVER
            APARTMENTS PROJECT SERIES A                                                         6.50          09/01/39     5,931,063
  2,000,000 SANTA CLARA COUNTY CA HOUSING AUTHORITY MFHR RIVER TOWNS
            APARTMENTS PROJECT SERIES A                                                         6.00          08/01/41     1,941,980
  4,284,000 SANTA CLARA COUNTY CA HOUSING AUTHORITY MFHR THE WILLOWS
            APARTMENTS PROJECT SERIES A                                                         6.40          06/01/30     4,131,875
  4,010,000 SANTA CLARA COUNTY CA RDA TAX ALLOCATION REVENUE BAYSHORE NORTH
            PROJECT AMBAC INSURED                                                               5.75          07/01/14     4,162,701
  1,195,000 SANTA ROSA CA HIGH SCHOOL DISTRICT FGIC INSURED                                     5.90          05/01/13     1,278,244
  1,550,000 SIMI VALLEY CA USD COP AMBAC INSURED                                                5.25          08/01/22     1,607,505
  1,000,000 SONOMA VALLEY CA USD FSA INSURED                                                    6.00          07/15/21     1,069,110
  5,720,000 SOUTH COUNTY CA REGIONAL WASTE WATER AUTHORITY REVENUE REGIONAL WASTE
            WATER FACILITIES & CAPITAL IMPROVEMENT PROJECT SERIES B FGIC INSURED                5.75          08/01/10     5,958,066
  1,385,000 SOUTH GATE CA UTILITIES REVENUE CAPITAL APPRECIATION PROJECT FGIC INSURED           5.20(A)       10/01/20       487,243

                                       31

PRINCIPAL   SECURITY NAME                                                                   INTEREST RATE MATURITY DATE    VALUE
CALIFORNIA (continued)
$  320,000  SOUTHERN CALIFORNIA HFA SFMR GNMA & FNMA MORTGAGE BACKED SECURITIES
            SERIES A COLLATERALIZED BY GNMA & FNMA                                             6.75%         09/01/22   $    325,034
   325,000  SOUTHERN CALIFORNIA HFA SFMR GNMA MORTGAGE BACKED
            SECURITIES SERIES A COLLATERALIZED BY GNMA                                         7.63          10/01/22        325,917
 1,000,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE                   6.75          07/01/11      1,178,740
 8,000,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE FGIC
            INSURED ESCROWED TO MATURITY                                                       5.45          07/01/17      8,423,120
    15,000  STOCKTON CA SFMR SERIES A COLLATERALIZED BY GNMA & FNMA & FHLMC                    7.50          02/01/23         15,870
 5,690,000  SULPHUR SPRINGS CA USD GO SERIES A MBIA INSURED                                    7.00(A)       09/01/13      3,205,348
 1,000,000  SUNNYVALE CA FINANCING AUTHORITY UTILITIES REVENUE SOLID WASTE MATERIALS
            RECOVERY SERIES B MBIA INSURED                                                     6.00          10/01/08      1,032,500
 3,430,000  TAHOE TRUCKEE CA USD GO SERIES 1A FGIC INSURED                                     6.18(A)       08/01/21      1,158,551
 1,000,000  TEMECULA VALLEY CA COMMUNITY SERVICES DISTRICT COP COMMUNITY
            RECREATION CENTER PROJECT                                                          7.13          10/01/12      1,054,700
 1,000,000  TEMECULA VALLEY CA USD SERIES D FGIC INSURED                                       6.00          09/01/14      1,045,920
 3,000,000  TOBACCO SECURITIZATION AUTHORITY NORTHERN CA TOBACCO SETTLEMENT REVENUE
            SERIES A                                                                           5.38          06/01/41      2,886,060
 2,705,000  TORRANCE CA COP AMBAC INSURED                                                      5.75          04/01/16      2,889,319
 1,000,000  TORRANCE CA HOSPITAL REVENUE TORRANCE MEMORIAL MEDICAL CENTER SERIES A             5.50          06/01/31        968,800
 5,000,000  TUSTIN CA USD SPECIAL TAX COMMUNITY FACILITIES DISTRICT 88-1 FSA INSURED           4.38          09/01/19      4,536,400
 1,615,000  TWENTYNINE PALMS CA WATER DISTRICT COP                                             7.00          08/01/17      1,658,960
 5,725,000  UNION CITY CA COMMUNITY RDA TAX ALLOCATION COMMUNITY REDEVELOPMENT
            PROGRAM SERIES A AMBAC INSURED                                                     5.38          10/01/34      5,833,603
 1,000,000  UNION CITY CA COMMUNITY RDA TAX ALLOCATION COMMUNITY
            REDEVELOPMENT PROJECT AMBAC INSURED                                                5.65          10/01/14      1,036,540
 3,200,000  UNIVERSITY OF CALIFORNIA EDUCATIONAL FACILITIES REVENUE SERIES A MBIA INSURED      5.50          11/01/10      3,433,024
 3,275,000  VALLEJO CA WATER REVENUE WATER IMPROVEMENT PROJECT SERIES A FSA INSURED            5.70          05/01/16      3,502,842
 2,000,000  VENTURA COUNTY CA COP PUBLIC FACILITIES CORPORATION IV                             5.75          12/01/06      2,176,739
 2,000,000  VENTURA COUNTY CA COP PUBLIC FACILITIES CORPORATION IV                             5.75          12/01/07      2,176,739
 2,500,000  VISTA CA COMMUNITY DEVELOPMENT COMMISSION TAX ALLOCATION
            REVENUE VISTA REDEVELOPMENT PROJECT AREA                                           5.88          09/01/37      2,537,049
 1,135,000  WALNUT VALLEY CA USD SERIES C FGIC INSURED ESCROWED TO MATURITY                    5.75          08/01/15      1,172,091
 1,200,000  WESTMINSTER CA RDA MFMR ROSE GARDENS APARTMENTS PROJECT SERIES A                   6.50          08/01/10      1,233,311
 2,395,000  WINDSOR CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE WINDSOR
            CIVIC CENTER PROJECT SERIES A FSA INSURED                                          5.38          10/01/18      2,478,872
 1,000,000  YOLO COUNTY CA HFA MORTGAGE REVENUE WALNUT PARK APARTMENTS FHA INSURED             7.20          08/01/33      1,037,269
 1,040,000  YOLO COUNTY CA LIBRARY SPECIAL TAX COMMUNITY FACILITIES DISTRICT 89-1              6.25          12/01/22      1,071,241

                                                                                                                         573,482,526
                                                                                                                        ------------

PUERTO RICO - 0.80%
 4,700,000  CHILDRENS TRUST FUND TOBACCO SETTLEMENT REVENUE                                     6.00          07/01/26     4,903,228
                                                                                                                        ------------

TEXAS - 0.50%
 3,000,000  AUSTIN TX IDR CONVENTION ENTERPRISES INCORPORATED PROJECT FIRST TIER SERIES A       6.70          01/01/32     3,022,140
                                                                                                                        ------------

TOTAL MUNICIPAL BONDS (COST $553,866,912)                                                                                581,407,894
                                                                                                                        ------------

                                       32

PRINCIPAL   SECURITY NAME                                                                   INTEREST RATE MATURITY DATE    VALUE
MUNICIPAL DEMAND NOTES - 0.34%

CALIFORNIA - 0.34%

$2,100,000  RANCHO MIRAGE CA JOINT POWERS FINANCING AUTHORITY HEALTH CARE REVENUE
            EISENHOWER MEDICAL CENTER SERIES B ++ (COST $2,100,000)                            1.65%         01/01/26   $  2,100,000
                                                                                                                        ------------
SHARES
CLOSED END MUTUAL FUNDS - 2.50%
    64,600  BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST                                                         1,027,140
   314,300  MUNIYIELD CALIFORNIA FUND                                                                                      4,639,068
   240,000  MUNIYIELD CALIFORNIA INSURED FUND                                                                              3,345,600
   182,500  MUNIYIELD CALIFORNIA INSURED FUND II                                                                           2,573,250
    45,000  PUTNAM CALIFORNIA INVESTMENT GRADE MUNICIPAL TRUST                                                               638,100
   135,000  VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST                                                                  2,160,000
    60,100  VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST                                                               929,747
TOTAL CLOSED END MUTUAL FUNDS (COST $13,737,459)                                                                          15,312,905
                                                                                                                        ------------

SHORT TERM INVESTMENTS - 0.83%
 5,070,000  WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND ~ (COST $5,070,000)              1.57                        5,070,000

TOTAL INVESTMENTS IN SECURITIES
(COST $574,774,371)*                            98.57%                                                                  $603,890,799
OTHER ASSETS AND LIABILITIES, NET                1.43                                                                      8,784,316
                                               ------                                                                   ------------
TOTAL NET ASSETS                               100.00%                                                                  $612,675,115
                                               ======                                                                   ============


++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
(A)  ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                    $ 31,100,924
   GROSS UNREALIZED DEPRECIATION                                      (1,984,496)
                                                                    ------------
   NET UNREALIZED APPRECIATION                                      $ 29,116,428


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   COLORADO TAX-FREE FUND

PRINCIPAL       SECURITY NAME                                                                    INTEREST    MATURITY      VALUE
                                                                                                   RATE        DATE
MUNICIPAL BONDS - 92.45%

COLORADO - 92.45%

    $1,250,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON GO MBIA INSURED               5.50%    12/01/19  $  1,289,462
        15,000  ADAMS COUNTY CO SFMR SERIES A2 FSA INSURED                                           8.70     06/01/12        15,088
     1,250,000  ARAPAHOE COUNTY CO UTILITIES REVENUE WATER & WASTEWATER AUTHORITY REVENUE            6.25     12/01/20     1,271,638
       500,000  ASPEN VALLEY HOSPITAL DISTRICT CO HOSPITAL REVENUE                                   6.80     10/15/24       521,455
       300,000  AURORA CO HFA MFHR MOUNTAINVIEW PLACE FHA INSURED                                    7.13     09/01/22       306,480
     1,500,000  AURORA CO HFA MFHR RIVER FALLS PROJECT SERIES A                                      5.60     07/01/19     1,445,280
       945,000  BLACK HAWK CO BUSINESS IMPROVEMENTS DISTRICT
                SPECIAL ASSESSMENT REVENUE SERIES #97-1                                              6.00     12/01/09       946,739
       885,000  BLACK HAWK CO BUSINESS IMPROVEMENTS DISTRICT
                SPECIAL ASSESSMENT REVENUE SERIES #98-1                                              7.00     12/01/11       889,602
     1,000,000  BOULDER CO WATER & SEWER REVENUE                                                     5.60     12/01/17     1,044,010
     1,235,000  BOULDER COUNTY CO IDA UNIVERSITY CORPORATION FOR
                ATMOSPHERIC PROJECT MBIA INSURED                                                     5.50     09/01/20     1,271,568
       100,000  BOULDER COUNTY CO MFHR THISTLE COMMUNITY HOUSING                                     6.00     06/01/11        96,173
     1,000,000  BOULDER COUNTY CO MFHR THISTLE COMMUNITY HOUSING                                     6.38     06/01/29       926,460
       500,000  CENTENNIAL 25 METROPOLITAN DISTRICT CO GO ARAPAHOE COUNTY                            6.38     12/01/16       509,440
     1,000,000  CHILDRENS TRUST FUND TOBACCO SETTLEMENT REVENUE                                      6.00     07/01/26     1,043,240
     1,250,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE                                   5.25     06/01/21     1,212,938
     1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE ACADEMY CHARTER SCHOOL PROJECT    6.25     12/15/12     1,036,700
     1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE ACADEMY CHARTER SCHOOL PROJECT    7.13     12/15/30     1,054,770
     3,750,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE ALEXANDER DAWSON SCHOOL           5.30     02/15/29     3,670,537
       500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE CHARTER SCHOOL CORE KNOWLEDGE
                PROJECT                                                                              7.00     11/01/29       523,205
       600,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE CHARTER SCHOOL RENAISSANCE
                SCHOOL PROJECT                                                                       6.75     06/01/29       611,316
     1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE CHARTER SCHOOL UNIVERSITY LAB
                SCHOOL PROJECT                                                                       5.75     06/01/16       979,820
     1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE PINNACLE CHARTER SCHOOL PROJECT   6.00     12/01/21       972,790
     7,870,000  COLORADO HFA SERIES 120 +                                                            9.17     04/01/11     9,404,964
     1,010,000  COLORADO HFA SFHR SERIES C3 FHA INSURED                                              6.38     08/01/33     1,086,396
     4,000,000  COLORADO HFA SFMR CAPITAL APPRECIATION PREREFUNDED SERIES A ESCROWED TO MATURITY     5.06(A)  09/01/14     2,069,720
     1,075,000  COLORADO HFA SFMR SERIES A3                                                          6.50     05/01/16     1,156,593
       135,000  COLORADO HFA SFMR SERIES B2                                                          7.50     12/01/16       142,353
     2,500,000  COLORADO HFA SFMR SERIES B3                                                          5.20     08/01/17     2,761,900
     1,000,000  COLORADO HFA SFMR SERIES B3                                                          6.55     08/01/33     1,101,630
     1,020,000  COLORADO HFA SFMR SERIES C2                                                          7.45     06/01/17     1,077,181
       315,000  COLORADO HFA SFMR SERIES D1 REMARKETED 07/15/94                                      8.00     12/01/24       333,673
       755,000  COLORADO HFA SFMR SERIES D2                                                          7.10     06/01/14       813,173
       515,000  COLORADO HFA SFMR SERIES D2 REMARKETED 11/15/94                                      8.13     06/01/25       543,160
     2,000,000  COLORADO HFFA REVENUE CATHOLIC HEALTH INITIATIVES                                    5.25     09/01/21     1,942,540
       415,000  COLORADO HFFA REVENUE NATIONAL JEWISH MEDICAL & RESEARCH CENTER                      5.00     01/01/08       407,547
     1,000,000  COLORADO HFFA REVENUE PARKVIEW MEDICAL CENTER PROJECT                                6.50     09/01/20     1,039,140
     1,250,000  COLORADO HFFA REVENUE SISTERS OF CHARITY SERIES A AMBAC INSURED                      6.25     05/15/11     1,423,800
     1,000,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                               5.75     09/15/22       923,730
     2,000,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                               5.70     09/15/23     1,830,200
     1,500,000  COLORADO SPRINGS CO HOSPITAL REVENUE                                                 6.38     12/15/30     1,551,870
     1,000,000  COLORADO SPRINGS CO UTILITIES REVENUE REFERENDUM SYSTEM SERIES A                     5.25     11/15/22       996,170
     1,250,000  COLORADO SPRINGS CO UTILITIES REVENUE SERIES A                                       5.38     11/15/26     1,250,913

PRINCIPAL       SECURITY NAME                                                                    INTEREST    MATURITY      VALUE
                                                                                                   RATE        DATE
    $1,000,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY CLEAN WATER REVENUE SERIES A    5.63%    09/01/15  $  1,065,530
     1,000,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY CLEAN WATER REVENUE SERIES A    5.13     09/01/18     1,003,570
     1,000,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY CLEAN WATER REVENUE SERIES B    5.00     09/01/19       989,520
     1,810,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY DRINKING WATER REVENUE
                SERIES A                                                                             4.88     09/01/17     1,782,036
     1,000,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY DRINKING WATER REVENUE
                SERIES A                                                                             5.00     09/01/19       989,520
    20,000,000  DAWSON RIDGE CO METROPOLITAN DISTRICT #1 GO SERIES B ESCROWED TO MATURITY            6.10(A)  10/01/22     5,219,200
     1,000,000  DENVER CO CITY & COUNTY 2000 WEST 3RD AVENUE PROPERTY PROJECT SERIES A AMBAC
                INSURED                                                                              5.13     12/01/21       990,840
     2,775,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES A MBIA INSURED                        5.50     11/15/25     2,801,806
     2,000,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES B FGIC INSURED                        5.50     11/15/15     2,075,460
     1,000,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES D FSA INSURED                         5.50     11/15/18     1,003,710
     2,500,000  DENVER CO CITY & COUNTY REVENUE HELEN G BONFILS FOUNDATION PROJECT SERIES B          5.13     12/01/17     2,510,650
       970,000  DENVER CO GATEWAY CENTER METROPOLITAN DISTRICT                                       6.40     12/01/18       967,944
     1,000,000  DENVER CO SALES TAX REVENUE CITY & COUNTY EXCISE TAX REVENUE COLORADO CONVENTION
                CENTER PROJECT SERIES A FSA INSURED                                                  5.50     09/01/16     1,042,310
     2,000,000  DENVER CO SALES TAX REVENUE CITY & COUNTY EXCISE TAX REVENUE COLORADO CONVENTION
                CENTER PROJECT SERIES A FSA INSURED                                                  5.50     09/01/17     2,074,160
     1,475,000  DOUGLAS COUNTY CO MFHR FHA PARKER HILLTOP PROJECT FHA INSURED                        5.35     08/01/18     1,459,276
     1,000,000  E-470 PUBLIC HIGHWAY AUTHORITY CO REVENUE SERIES A MBIA INSURED                      4.75     09/01/23       925,080
     5,425,000  E-470 PUBLIC HIGHWAY AUTHORITY CO REVENUE SERIES B MBIA INSURED                      5.52(A)  09/01/24     1,514,171
     2,500,000  EL PASO COUNTY CO GO SCHOOL DISTRICT #11 COLORADO SPRINGS                            7.10     12/01/17     3,073,300
     1,160,000  EL PASO COUNTY CO SCHOOL DISTRICT #49 GO FALCON PROJECT FGIC INSURED                 5.63     12/01/16     1,225,377
     1,000,000  ENGLEWOOD CO MFHR MARKS APARTMENTS PROJECT                                           6.65     12/01/26     1,027,190
     1,200,000  GARFIELD COUNTY CO BUILDING CORPORATION AMBAC INSURED                                5.75     12/01/19     1,261,416
     1,390,000  GOLDEN CO SALES & USE TAX REVENUE SERIES B AMBAC INSURED                             5.25     12/01/14     1,443,279
     1,100,000  GOLDEN CO SALES & USE TAX REVENUE SERIES B AMBAC INSURED                             5.38     12/01/15     1,144,990
     1,165,000  GREEN VALLEY CO METROPOLITAN DISTRICT GO AMBAC INSURED                               5.75     12/01/19     1,219,161
     1,000,000  HIGHLANDS RANCH CO METROPOLITAN DISTRICT #2 UTGO FSA INSURED                         6.50     06/15/11     1,151,540
     3,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 GO MBIA INSURED                            6.50     12/15/11     3,488,130
       500,000  LA JUNTA CO HOSPITAL CO REVENUE ARK VALLEY REGIONAL MEDICAL CENTER PROJECT           6.00     04/01/19       467,705
       500,000  LA JUNTA CO HOSPITAL CO REVENUE ARK VALLEY REGIONAL MEDICAL CENTER PROJECT           6.10     04/01/24       469,275
     1,990,000  LARIMER COUNTY CO SFMR CAPITAL ACCUMULATOR A REMARKETED 02/15/94 ESCROWED
                TO MATURITY                                                                          5.50(A)  08/01/15       984,334
       745,000  LITTLE THOMPSON WATER DISTRICT CO WATER REVENUE FIRST LIEN JR MBIA INSURED           5.75     12/01/17       782,578
     1,180,000  MESA COUNTY CO RESIDENTIAL CARE FACILITIES NURSING REVENUE HILLTOP COMMUNITY
                RESOURCES PROJECT SERIES A                                                           5.25     12/01/21     1,129,378
     2,000,000  METEX METROPOLITAN DISTRICT CO GO SERIES A MBIA INSURED                              5.80     12/01/16     2,109,580
     1,210,000  MONTROSE COUNTY CO COP SERIES A                                                      6.40     12/01/12     1,272,642
       915,000  NORTHERN METROPOLITAN DISTRICT CO REVENUE ADAMS COUNTY                               6.50     12/01/16       916,610
       305,000  PUEBLO CO COP PUBLIC PARKING LEASE PURCHASE & SUBLEASE                               6.90     07/01/15       318,423
     1,500,000  SAN MIGUEL COUNTY CO HFA MFHR TELLURIDE VILLAGE APARTMENTS PROJECT                   6.40     07/01/23     1,601,205
       600,000  SUMMIT COUNTY CO SPORTS FACILITIES REVENUE KEYSTONE RESORTS MANAGEMENT PROJECT       7.38     09/01/10       672,714
       935,000  UNIVERSITY CO ENTERPRISES SYSTEMS REVENUE  AMBAC INSURED                             5.00     06/01/21       915,178
     1,730,000  UNIVERSITY OF NORTHERN COLORADO REVENUE AUXILIARY FACILITIES SYSTEM AMBAC INSURED    5.50     06/01/19     1,783,768

TOTAL MUNICIPAL BONDS (COST $106,937,517)                                                                                110,367,920
                                                                                                                        ------------

PRINCIPAL       SECURITY NAME                                                                    INTEREST    MATURITY      VALUE
                                                                                                   RATE        DATE
MUNICIPAL DEMAND NOTES - 1.68%

COLORADO - 1.68%
    $2,000,000  COLORADO HFA MFHR WINDRIDGE APARTMENTS PROJECT COLLATERALIZED BY
                FNMA  ++  (COST $2,000,000)                                                          1.65%    02/15/28  $  2,000,000
                                                                                                                        ------------
SHARES

CLOSED END MUTUAL FUNDS - 2.59%
         8,248  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                          112,008
        50,096  DREYFUS MUNICIPAL INCOME FUND                                                                                431,828
        27,791  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                        233,444
        49,351  DREYFUS STRATEGIC MUNICIPALS FUND                                                                            495,977
         1,170  EATON VANCE MUNICIPAL INCOME TRUST                                                                            16,228
        17,748  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                        231,434
        15,188  MUNICIPAL PARTNERS FUND                                                                                      191,217
        15,692  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                     227,220
        25,652  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                    372,724
        18,339  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                         251,244
        12,543  SELIGMAN SELECT MUNICIPAL FUND                                                                               129,444
         7,778  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                  110,759
         8,528  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                               109,670
        12,032  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                             175,186

TOTAL CLOSED END MUTUAL FUNDS (COST $2,685,767)                                                                            3,088,383
                                                                                                                        ------------

SHORT-TERM INVESTMENTS - 2.71%
     3,237,677  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND ~ (COST $3,237,677)    1.53%                 3,237,677
                                                                                                                        ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $114,860,961)*                                              99.43%                                                $118,693,980
OTHER ASSETS AND LIABILITIES, NET                                  0.57                                                      678,943
                                                                 ------                                                 ------------
TOTAL NET ASSETS                                                 100.00%                                                $119,372,923
                                                                 ======                                                 ============

+  VARIABLE RATE SECURITIES.

(A)ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES
   THE REMAINING MATURITY.

~  THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
   PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN
   INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH
   INVESTMENTS.

*  COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT
   PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:


   GROSS UNREALIZED APPRECIATION                                      $4,930,610
   GROSS UNREALIZED DEPRECIATION                                      (1,097,591)
                                                                      ----------
   NET UNREALIZED APPRECIATION                                        $3,833,019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND

PRINCIPAL       SECURITY NAME                                                                    INTEREST    MATURITY      VALUE
                                                                                                   RATE        DATE
MUNICIPAL BONDS - 98.48%

MINNESOTA - 98.48%
   $   500,000  ALEXANDRIA MN INDEPENDENT SCHOOL DISTRICT #206 GO SERIES A                           6.00%    02/01/04  $    519,670
       250,000  ALEXANDRIA MN INDEPENDENT SCHOOL DISTRICT #206 GO SERIES A                           6.15     02/01/06       260,235
       250,000  ALEXANDRIA MN INDEPENDENT SCHOOL DISTRICT #206 GO SERIES A                           6.20     02/01/07       260,368
     2,000,000  ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 GO SCHOOL DISTRICT CREDIT
                ENHANCEMENT PROGRAM SERIES A                                                         5.00     02/01/14     2,024,680
     2,845,000  ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 GO SCHOOL DISTRICT CREDIT
                ENHANCEMENT PROGRAM SERIES A FSA INSURED                                             5.00     02/01/18     2,816,977
       650,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY GOVERNMENTAL HOUSING GROSS
                REVENUE STATE AGENCY HOUSING REVENUE COURTYARD RESIDENCE PROJECT SERIES A            7.15     01/01/20       660,264
     1,500,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY GOVERNMENTAL HOUSING GROSS REVENUE
                STATE AGENCY HOUSING REVENUE COURTYARD RESIDENCE PROJECT SERIES A                    7.25     01/01/32     1,523,595
     1,000,000  BEMIDJI MN HOSPITAL FACILITIES FIRST MORTGAGE REVENUE NORTH COUNTRY
                HEALTH SERVICES PROJECT                                                              5.63     09/01/21       986,810
     1,500,000  BEMIDJI MN INDEPENDENT SCHOOL DISTRICT # 31 GO FSA INSURED                           5.00     04/01/19     1,474,365
       160,000  BLAINE MN IDR BALL CORPORATION PROJECT                                               7.13     12/01/04       177,198
     6,855,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 GO SERIES A FSA INSURED              5.13     02/01/24     6,760,195
     1,550,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 GO SERIES B                          5.00     02/01/15     1,557,099
     3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 GO SERIES B                          5.00     02/01/16     3,001,860
     2,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 GO SERIES B                          5.00     02/01/20     1,960,040
     1,000,000  BLOOMINGTON MN PORT AUTHORITY SPECIAL TAX REVENUE MALL OF AMERICA
                PROJECT SERIES A FSA INSURED                                                         5.00     02/01/13     1,013,650
     3,455,000  BLOOMINGTON MN PORT AUTHORITY SPECIAL TAX REVENUE MALL OF AMERICA PROJECT
                SERIES A FSA INSURED PREREFUNDED 02/01/04 @ 100                                      5.35     02/01/13     3,556,093
     1,420,000  BLOOMINGTON MN PORT AUTHORITY TRANSPORTATION REVENUE CITY HALL LEASE OBLIGATION
                PROJECT                                                                              5.00     02/01/21     1,394,255
       100,000  BLOOMINGTON MN TAX INCREMENTAL FINANCING GO                                          9.70     02/01/04       113,642
       210,000  BLOOMINGTON MN TAX INCREMENTAL FINANCING GO PREREFUNDED 02/01/05 @ 100               9.75     02/01/07       249,207
       290,000  BLOOMINGTON MN TAX INCREMENTAL FINANCING GO PREREFUNDED 02/01/05 @100                9.75     02/01/08       344,143
     2,195,000  BRECKENRIDGE MN HFFA REVENUE CATHOLIC HEALTH CORPORATION MBIA INSURED                5.00     11/15/05     2,299,306
     3,530,000  BURNSVILLE MN HOSPITAL SYSTEM REVENUE FAIRVIEW COMMUNITY HOSPITALS
                ESCROWED TO MATURITY                                                                 4.00(A)  05/01/12     1,857,415
       750,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 GO SERIES A FSA INSURED                   5.70     02/01/17       782,048
     1,250,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 GO SERIES B                               5.75     02/01/07     1,344,238
     1,000,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 GO SERIES B                               5.75     02/01/09     1,075,390
       500,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 GO STATE CREDIT ENHANCEMENT
                PROGRAM SERIES B                                                                     6.00     02/01/13       542,385
       545,000  CLAY COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY LEASING REVENUE                     5.50     02/01/22       546,128
       190,000  COON RAPIDS MN SFMR                                                                  6.15     09/01/09       198,056
     1,000,000  CUYUNA RANGE HOSPITAL DISTRICT MN HEALTH FACILITIES SERIES A                         5.75     06/01/14       939,130
     1,000,000  CUYUNA RANGE HOSPITAL DISTRICT MN HEALTH FACILITIES SERIES A                         6.00     06/01/19       891,880
     1,000,000  DAKOTA COUNTY MN COMMUNITY DEVELOPMENT AGENCY                                        5.00     01/01/21       959,720
     1,395,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR
                COLLATERALIZED BY GNMA                                                               7.38     12/01/29     1,477,082
     1,190,000  DETROIT LAKES MN HEALTH CARE FACILITIES REVENUE BENEDICTINE HEALTH SYSTEMS
                ST MARYS SERIES G CONNIE LEE INSURED                                                 6.00     02/15/12     1,263,114

PRINCIPAL       SECURITY NAME                                                                    INTEREST    MATURITY      VALUE
                                                                                                   RATE        DATE
   $   250,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE REVENUE BSM PROPERTIES
                INCORPORATED PROJECT SERIES A                                                        5.63%    12/01/18  $    216,880
       635,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HFFA REVENUE BENEDICTINE HEALTH
                SYSTEM ST MARYS SERIES A MBIA INSURED                                                5.55     02/15/04       664,750
       690,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HFFA REVENUE BENEDICTINE HEALTH
                SYSTEM ST MARYS SERIES A MBIA INSURED                                                5.65     02/15/05       720,546
       465,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HFFA REVENUE BENEDICTINE HEALTH
                SYSTEM ST MARYS SERIES A MBIA INSURED                                                5.75     02/15/06       484,232
       500,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HFFA REVENUE ST LUKES HOSPITAL OF
                DULUTH SERIES B CONNIE LEE INSURED                                                   6.45     05/01/05       514,595
     1,000,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HFFA REVENUE ST LUKES HOSPITAL OF
                DULUTH SERIES B CONNIE LEE INSURED                                                   6.40     05/01/18     1,033,290
       975,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY REVENUE BSM PROPERTIES INCORPORATED
                PROJECT SERIES A                                                                     5.88     12/01/28       830,378
       155,000  EAST GRAND FORKS MN ELECTRIC REVENUE                                                 5.90     02/01/15       153,848
       255,000  EAST GRAND FORKS MN ELECTRIC REVENUE                                                 6.00     02/01/18       252,136
       300,000  EAST GRAND FORKS MN ELECTRIC REVENUE                                                 6.10     02/01/21       296,784
       165,000  EDEN PRAIRIE MN HOUSING & REDEVELOPMENT AUTHORITY LEASING REVENUE
                COMMUNITY CENTER PROJECT SERIES A                                                    6.15     08/01/08       168,444
     1,220,000  EDEN PRAIRIE MN MFHR ROLLINGS HILLS PROJECT SERIES A COLLATERALIZED BY GNMA          6.15     08/20/31     1,317,466
     1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A MBIA INSURED                  5.00     02/01/18       990,150
     1,000,000  FERGUS FALLS MN HFFA REVENUE LAKE REGION HOSPITAL CORPORATION PROJECT SERIES A       6.50     09/01/18     1,006,990
       700,000  GLENCOE MN HEALTH CARE FACILITIES REVENUE GLENCOE REGIONAL HEALTH SERVICES PROJECT   7.20     04/01/16       705,250
       600,000  GLENCOE MN HEALTH CARE FACILITIES REVENUE GLENCOE REGIONAL HEALTH SERVICES PROJECT   7.40     04/01/21       614,622
       585,000  GLENCOE MN HEALTH CARE FACILITIES REVENUE GLENCOE REGIONAL HEALTH SERVICES PROJECT   7.50     04/01/31       599,186
       500,000  GLENCOE MN HEALTH CARE REVENUE                                                       6.40     12/01/15       554,835
     1,390,000  GLENCOE MN HOSPITAL REVENUE                                                          6.63     04/01/11     1,535,338
     1,955,000  HENNEPIN COUNTY MN GO SERIES B                                                       5.00     12/01/15     1,971,715
     1,925,000  HENNEPIN COUNTY MN GO SERIES B                                                       5.00     12/01/16     1,930,409
     1,075,000  HIBBING MN HEALTH CARE FACILITIES REVENUE DULUTH CLINIC LIMITED FSA INSURED
                PREREFUNDED 11/01/13 @ 100                                                           5.50     11/01/16     1,154,625
     2,785,000  ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 GO FSA INSURED                     5.00     02/01/17     2,773,219
       115,000  LAKE CITY MN UTILITIES REVENUE SERIES A                                              4.00     02/01/02       115,209
     1,080,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY LEASING REVENUE SERIES A                5.25     02/01/16     1,036,346
       500,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY LEASING REVENUE SERIES A                5.35     02/01/19       476,310
     2,500,000  MANKATO MN HOSPITAL FACILITIES REVENUE FIRST MORTGAGE IMMANUEL ST JOSEPHS
                PROJECT SERIES A PREREFUNDED 08/01/02 @ 102                                          6.30     08/01/22     2,617,150
       315,000  MANKATO MN HOSPITAL FACILITIES REVENUE FIRST MORTGAGE IMMANUEL ST JOSEPHS
                PROJECT SERIES C                                                                     6.10     08/01/05       325,593
        50,000  MANKATO MN HOSPITAL FACILITIES REVENUE FIRST MORTGAGE IMMANUEL ST JOSEPHS
                PROJECT SERIES C PREREFUNDED 08/01/02 @ 102                                          6.10     08/01/05        52,276
       390,000  MANKATO MN HOSPITAL FACILITIES REVENUE FIRST MORTGAGE IMMANUEL ST JOSEPHS
                PROJECT SERIES C                                                                     6.15     08/01/06       402,484
        60,000  MANKATO MN HOSPITAL FACILITIES REVENUE FIRST MORTGAGE IMMANUEL ST JOSEPHS
                PROJECT SERIES C PREREFUNDED 08/01/02 @ 102                                          6.15     08/01/06        62,749
     1,450,000  MANKATO MN INDEPENDENT SCHOOL DISTRICT #77 GO SERIES A FSA INSURED CROSSOVER
                REFUNDING 02/01/02 @ 100                                                             6.35     02/01/13     1,455,554

PRINCIPAL       SECURITY NAME                                                                    INTEREST    MATURITY      VALUE
                                                                                                   RATE        DATE
   $   500,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE SYSTEM
                GROUP HEALTH PLAN INCORPORATED PROJECT                                               6.75%    12/01/13  $    509,810
       550,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE SYSTEM
                HEALTHONE OBLIGATED GROUP PROJECT SERIES A MBIA INSURED                              7.38     08/15/02       561,715
     2,000,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMUNITY AIRPORT REVENUE
                SERIES B AMBAC INSURED                                                               5.25     01/01/13     2,018,200
     4,860,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMUNITY AIRPORT REVENUE
                SERIES C FGIC INSURED                                                                5.25     01/01/21     4,873,802
     3,000,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMUNITY AIRPORT REVENUE
                SERIES D FGIC INSURED                                                                5.25     01/01/11     3,088,890
       500,000  MINNEAPOLIS MN GO                                                                    5.13     12/01/28       492,440
     2,815,000  MINNEAPOLIS MN GO SALES TAX REVENUE                                                  6.05     04/01/04     2,899,760
       575,000  MINNEAPOLIS MN HEALTH CARE REVENUE WALKER METHODIST SENIOR SERVICES SERIES A         5.50     11/15/12       523,509
       500,000  MINNEAPOLIS MN HFFA REVENUE EBENEZER SOCIETY PROJECT SERIES A                        7.20     07/01/23       485,145
       360,000  MINNEAPOLIS MN HOSPITAL FACILITIES REVENUE ABBOTT NORTHWESTERN HOSPITAL
                INCORPORATED ESCROWED TO MATURITY                                                    6.50     12/01/06       390,006
     1,060,000  MINNEAPOLIS MN REVENUE WALKER METHODIST SERVICES SERIES A                            5.88     11/15/18       933,372
       570,000  MINNEAPOLIS MN REVENUE WALKER METHODIST SERVICES SERIES A                            6.00     11/15/28       488,541
     1,000,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT #1 GO                                         5.00     02/01/13     1,009,880
     1,010,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT #1 UNLIMITED GO PREREFUNDED 02/01/03 @ 100    5.75     02/01/09     1,049,370
     1,960,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT COP SERIES A MBIA INSURED                     5.38     02/01/17     2,094,221
     2,200,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT FULL TERM MBIA INSURED                        5.40     02/01/20     2,222,968
     1,620,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT FULL TERM MBIA INSURED                        5.50     02/01/21     1,647,362
     2,025,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE REVENUE
                FAIRVIEW HEALTH CARE SYSTEM SERIES A                                                 5.88     11/15/10     2,143,746
     2,000,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE REVENUE
                FAIRVIEW HEALTH CARE SYSTEM SERIES A                                                 6.38     11/15/22     2,088,400
     5,350,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE REVENUE
                FAIRVIEW HOSPITAL SERIES A MBIA INSURED                                              5.50     11/15/17     5,469,573
     1,000,000  MINNESOTA HEFA REVENUE COLLEGE AT ST BENEDICT SERIES 4T                              5.13     03/01/13       973,820
     1,500,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION GROSS REVENUE GIANTS RIDGE
                RECREATIONAL AREA                                                                    7.25     11/01/16     1,519,425
     1,500,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION GROSS REVENUE GIANTS RIDGE
                RECREATIONAL AREA                                                                    7.50     11/01/25     1,517,505
     1,000,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR                                      5.00     03/01/16     1,002,640
     2,000,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR SERIES A                             5.00     03/01/19     1,979,420
     2,000,000  MINNESOTA STATE GO                                                                   5.00     11/01/17     2,004,120
     1,000,000  MINNESOTA STATE HEFA REVENUE CARLETON COLLEGE SERIES 4N                              5.00     11/01/18       989,840
     2,000,000  MINNESOTA STATE HEFA REVENUE COLLEGE AT ST BENEDICT PROJECT SERIES T                 5.35     03/01/20     1,934,440
       130,000  MINNESOTA STATE HEFA REVENUE HAMLINE UNIVERSITY SERIES 3K ESCROWED TO MATURITY       6.30     06/01/02       132,534
       270,000  MINNESOTA STATE HEFA REVENUE HAMLINE UNIVERSITY SERIES 3K PREREFUNDED
                06/01/02 @ 100                                                                       6.40     06/01/03       275,306
       240,000  MINNESOTA STATE HEFA REVENUE HAMLINE UNIVERSITY SERIES 3K PREREFUNDED
                06/01/02 @ 100                                                                       6.50     06/01/04       244,814
       250,000  MINNESOTA STATE HEFA REVENUE HAMLINE UNIVERSITY SERIES 3K PREREFUNDED
                06/01/02 @ 100                                                                       6.60     06/01/07       255,118
       430,000  MINNESOTA STATE HEFA REVENUE MACALESTER COLLEGE SERIES 3J                            6.10     03/01/05       433,251
       700,000  MINNESOTA STATE HEFA REVENUE MACALESTER COLLEGE SERIES 4C                            5.55     03/01/16       710,234
       600,000  MINNESOTA STATE HEFA REVENUE NORTHWEST COLLEGE SERIES 4Z                             5.20     10/01/13       586,854
       365,000  MINNESOTA STATE HEFA REVENUE SERIES 3W PREREFUNDED 03/01/04 @ 100                    6.00     03/01/07       388,316

PRINCIPAL       SECURITY NAME                                                                    INTEREST    MATURITY      VALUE
                                                                                                   RATE        DATE
   $   135,000  MINNESOTA STATE HEFA REVENUE SERIES 3W UNREFUNDED BALANCE                            6.00%    03/01/07  $    139,379
       150,000  MINNESOTA STATE HEFA REVENUE ST MARYS COLLEGE SERIES 3Q                              5.70     10/01/03       156,507
       280,000  MINNESOTA STATE HEFA REVENUE ST MARYS COLLEGE SERIES 3Q                              5.80     10/01/04       292,776
       295,000  MINNESOTA STATE HEFA REVENUE ST MARYS COLLEGE SERIES 3Q                              5.90     10/01/05       307,113
       340,000  MINNESOTA STATE HEFA REVENUE ST MARYS COLLEGE SERIES 3Q                              6.00     10/01/08       349,564
       895,000  MINNESOTA STATE HEFA REVENUE ST MARYS UNIVERSITY SERIES 5E                           6.75     03/01/19       957,704
       500,000  MINNESOTA STATE HEFA ST JOHNS UNIVERSITY SERIES 5I                                   5.25     10/01/26       487,785
       780,000  MINNESOTA STATE HFA HOUSING DEVELOPMENT REVENUE                                      6.25     02/01/20       780,382
       550,000  MINNESOTA STATE HFA HOUSING DEVELOPMENT REVENUE SERIES A HOUSING & URBAN
                DEVELOPMENT INSURED                                                                  6.85     02/01/07       560,984
     3,400,000  MINNESOTA STATE HFA HOUSING DEVELOPMENT REVENUE SERIES A HOUSING & URBAN
                DEVELOPMENT INSURED                                                                  6.95     02/01/14     3,482,960
        50,000  MINNESOTA STATE HFA HOUSING DEVELOPMENT REVENUE SERIES A HOUSING & URBAN
                DEVELOPMENT INSURED                                                                  6.90     08/01/12        51,069
       450,000  MINNESOTA STATE HFA RENTAL HOUSING REVENUE SERIES B HOUSING & URBAN
                 DEVELOPMENT INSURED                                                                 6.25     08/01/22       450,203
     2,190,000  MINNESOTA STATE HFA RENTAL HOUSING REVENUE SERIES D MBIA INSURED                     5.80     08/01/11     2,259,357
       925,000  MINNESOTA STATE HFA RENTAL HOUSING REVENUE SERIES D MBIA INSURED                     5.90     08/01/15       971,250
     2,795,000  MINNESOTA STATE HFA SFMR REMARKETED 12/26/96                                         5.88     01/01/17     2,897,884
       860,000  MINNESOTA STATE HFA SFMR REMARKETED 08/12/92                                         6.25     01/01/15       884,304
       250,000  MINNESOTA STATE HFA SFMR SERIES A                                                    5.75     07/01/18       255,030
     1,500,000  MINNESOTA STATE HFA SFMR SERIES A                                                    5.85     07/01/20     1,533,015
     3,000,000  MINNESOTA STATE HFA SFMR SERIES D AMBAC INSURED                                      5.80     07/01/21     3,049,260
       155,000  MINNESOTA STATE HFA SFMR SERIES D2 REMARKETED 03/24/93                               5.60     01/01/06       161,502
        40,000  MINNESOTA STATE HFA SFMR SERIES K                                                    5.50     01/01/03        41,030
     1,580,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 GO SERIES A                           6.10     02/01/02     1,585,909
     1,000,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 GO SERIES A                           6.30     02/01/04     1,003,950
     1,000,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 GO SERIES B                           5.65     02/01/10     1,066,430
     1,650,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 GO SERIES B                           5.75     02/01/22     1,703,576
       505,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS REVENUE HEALTH CARE
                REVENUE SERIES A                                                                     5.20     12/01/09       485,335
       500,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS REVENUE HEALTH CARE
                REVENUE SERIES A                                                                     5.30     12/01/10       478,735
       725,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS REVENUE HEALTH CARE
                REVENUE SERIES A                                                                     5.40     12/01/11       691,759
       825,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS REVENUE HEALTH CARE
                REVENUE SERIES A                                                                     5.45     12/01/12       780,153
       500,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS REVENUE HEALTH CARE
                REVENUE SERIES A                                                                     5.75     12/01/19       507,910
       500,000  MOORHEAD MN PUBLIC UTILITIES REVENUE SERIES A MBIA INSURED UNREFUNDED BALANCE
                SUBJECT TO CROSSOVER REFUNDING                                                       5.75     11/01/03       515,655
     1,655,000  MOORHEAD MN RESIDENTIAL MORTGAGE REVENUE FHA/VA INSURED                              7.10     08/01/11     1,880,858
     1,430,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 GO SERIES A                          5.38     02/01/17     1,464,506
     2,040,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 GO SERIES A                          5.38     02/01/19     2,072,864
       560,000  MOUNTAIN IRON MN HOUSING & REDEVELOPMENT AUTHORITY LEASE REVENUE
                NORTHEAST SERVICE COOPERATIVE PROJECT SERIES A                                       6.25     10/01/19       567,476
     1,000,000  NEW HOPE MN HOUSING & HEALTH CARE FACILITIES REVENUE MINNESOTA MASONIC
                HOME NORTH RIDGE                                                                     5.90     03/01/19       921,880

PRINCIPAL       SECURITY NAME                                                                    INTEREST    MATURITY      VALUE
                                                                                                   RATE        DATE
 $   2,000,000  NORTHERN MINNESOTA MUNICIPAL POWER AGENCY ELECTRIC SYSTEM REVENUE FSA INSURED        5.40%    01/01/15  $  2,070,320
     1,000,000  NORTHERN MINNESOTA MUNICIPAL POWER AGENCY ELECTRIC SYSTEM REVENUE FSA INSURED        5.30     01/01/21     1,009,080
     1,500,000  NORTHERN MINNESOTA MUNICIPAL POWER AGENCY ELECTRIC SYSTEM REVENUE SERIES B
                AMBAC INSURED                                                                        5.50     01/01/18     1,517,745
     1,570,000  NORTHERN MINNESOTA MUNICIPAL POWER AGENCY ELECTRIC SYSTEM REVENUE SERIES B
                AMBAC INSURED                                                                        4.75     01/01/20     1,482,802
       400,000  NORTHFIELD MN EDUCATIONAL FACILITIES REVENUE ST OLAF COLLEGE PROJECT                 6.05     10/01/04       419,016
     1,800,000  NORTHFIELD MN HOSPITAL REVENUE SERIES C                                              6.00     11/01/26     1,750,068
       360,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY IDR SERIES B                                 5.90     02/01/18       360,292
       455,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY IDR SERIES B                                 6.00     02/01/22       456,947
     1,550,000  PEQUOT LAKES INDEPENDENT SCHOOL DISTRICT #186 FGIC INSURED                           5.25     02/01/22     1,551,008
       500,000  PINE RIVER MN HFFA REVENUE EVAN LUTHERAN GOOD SAMARITAN PROJECT                      6.40     08/01/15       515,880
       500,000  PRIOR LAKE MN INDEPENDENT SCHOOL DISTRICT #719 FSA INSURED                           5.50     02/01/15       520,820
     2,470,000  PRIOR LAKE MN INDEPENDENT SCHOOL DISTRICT #719 SERIES A FGIC INSURED                 5.25     02/01/23     2,469,580
       115,000  RED WING MN HFFA REVENUE RIVER REGION OBLIGATED GROUP SERIES 1993 B                  6.35     09/01/07       126,484
       990,000  RED WING MN PCR NORTHERN STATES POWER COMPANY MBIA-IBC INSURED                       5.70     05/01/03     1,000,761
       300,000  ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING DEVELOPMENT GROSS REVENUE
                SENIOR HOUSING PROJECT SERIES A                                                      6.63     01/01/19       290,364
     2,195,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 GO                                   5.60     02/01/18     2,265,503
     2,900,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 GO                                   5.63     02/01/20     2,987,522
     2,285,000  ROCHESTER MN HFFA REVENUE MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I               5.80     11/15/07     2,489,256
     1,185,000  ROCHESTER MN HFFA REVENUE MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I               5.88     11/15/08     1,296,366
     1,650,000  ROCHESTER MN HFFA REVENUE MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I               5.90     11/15/09     1,806,866
     1,700,000  ROCHESTER MN HFFA REVENUE MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I               5.90     11/15/10     1,865,376
     1,000,000  ROCHESTER MN HFFA REVENUE MAYO MEDICAL CENTER SERIES F                               6.25     11/15/21     1,029,630
     2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 GO CAPITAL APPRECIATION SERIES A       5.50     04/01/09     1,431,140
     3,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 GO CAPITAL APPRECIATION SERIES A       5.55     04/01/10     2,033,400
     2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 GO CAPITAL APPRECIATION SERIES A       5.60     04/01/11     1,280,400
     2,100,000  SEAWAY PORT AUTHORITY DULUTH MN INDUSTRIAL DEVELOPMENT DOCK & WHARF CARGIL
                INCORPORATED REVENUE SERIES B                                                        6.80     05/01/12     2,167,683
       695,000  SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT #833 GO SERIES A MBIA
                INSURED                                                                              5.50     02/01/17       717,379
     4,790,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE CAPITAL
                APPRECIATION SERIES A MBIA INSURED                                                   6.06     01/01/20     1,797,495
     1,750,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE MBIA INSURED   5.04     01/01/21       620,760
       545,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE REFUNDED
                BALANCE SERIES A                                                                     5.50     01/01/03       564,898
     2,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE SERIES A       5.00     01/01/12     2,014,940
       640,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE SERIES A
                AMBAC INSURED                                                                        5.00     01/01/09       670,381
     1,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY
                POWER SUPPLY SYSTEM REVENUE SERIES B                                                 5.80     01/01/07     1,036,120
     1,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE UNREFUNDED
                BALANCE SERIES B FGIC INSURED                                                        5.80     01/01/07     1,053,750
       955,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE UNREFUNDED
                BALANCE SERIES A                                                                     5.50     01/01/03       988,224
       180,000  ST ANTHONY MN MFHR AUTUMN WOODS PROJECT                                              6.40     07/01/02       182,932
       190,000  ST ANTHONY MN MFHR AUTUMN WOODS PROJECT                                              6.50     07/01/03       196,439

PRINCIPAL       SECURITY NAME                                                                    INTEREST    MATURITY      VALUE
                                                                                                   RATE        DATE
   $   175,000  ST ANTHONY MN MFHR AUTUMN WOODS PROJECT                                              6.60%    07/01/04  $    180,528
       180,000  ST CLOUD MN COP MUNICIPAL ATHLETIC COMPLEX                                           5.20     12/01/05       188,483
       185,000  ST CLOUD MN COP MUNICIPAL ATHLETIC COMPLEX                                           5.30     12/01/06       192,204
       400,000  ST CLOUD MN COP MUNICIPAL ATHLETIC COMPLEX                                           5.90     12/01/17       405,100
     2,000,000  ST CLOUD MN GO INVERSE FLOATERS UNREFUNDED BALANCE SUBJECT TO CROSSOVER
                REFUNDING +                                                                         10.50     08/01/13     2,007,500
     1,750,000  ST CLOUD MN HEALTH CARE REVENUE ST CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                FSA INSURED                                                                          5.38     05/01/11     1,861,020
     4,375,000  ST CLOUD MN HEALTH CARE REVENUE ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                FSA INSURED                                                                          5.75     05/01/26     4,540,331
     1,335,000  ST CLOUD MN HFFA REVENUE ST. CLOUD HOSPITAL SERIES A FSA INSURED                     5.75     05/01/10     1,456,298
       405,000  ST LOUIS PARK MN COMMERCIAL DEVELOPMENT REVENUE G & N LP PROJECT                     7.00     06/01/06       405,644
     2,025,000  ST LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 GO                                 5.45     02/01/13     2,118,008
     2,500,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY COMMERCIAL DEVELOPMENT REVENUE
                ST PAUL ACADEMY & SUMMIT SCHOOL PROJECT                                              5.50     10/01/24     2,486,925
     1,000,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE REVENUE REGIONS
                HOSPITAL PROJECT                                                                     5.25     05/15/18       922,410
     1,000,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE REVENUE REGIONS
                HOSPITAL PROJECT                                                                     5.30     05/15/28       895,660
       400,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEATING REVENUE COGENERATION
                FACILITIES PROJECT                                                                   8.30     11/01/04       401,396
       595,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY SFMR FNMA MORTGAGE BACKED
                SECURITIES PROGRAM COLLATERALIZED BY FNMA                                            6.25     09/01/14       624,155
       500,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY TAX INCREMENTAL REVENUE
                US BANK OPERATIONS CENTER PROJECT                                                    6.75     02/01/28       492,430
       100,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY TAX INCREMENTAL REVENUE
                US BANK OPERATIONS CENTER PROJECT                                                    6.13     08/01/19        98,829
       170,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                             5.70     02/01/02       170,547
       195,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                             5.90     02/01/04       200,774
       215,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                             6.10     02/01/06       223,372
       230,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                             6.20     02/01/07       239,200
       245,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                             6.25     02/01/08       255,065
       260,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                             6.30     02/01/09       270,819
     1,050,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 GO SERIES B                              5.70     02/01/09     1,114,145
       580,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 GO SERIES B                              5.80     02/01/11       619,423
     1,000,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                      5.75     07/01/11     1,094,550
     2,795,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                      5.75     07/01/17     3,047,724
     1,000,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                      5.75     07/01/18     1,088,310
     9,285,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                      5.50     07/01/21     9,775,805
       130,000  VADNAIS HEIGHTS MN SFMR                                                              5.25     11/01/02       130,667
       130,000  VADNAIS HEIGHTS MN SFMR                                                              6.00     11/01/09       132,649
       235,000  WACONIA MN GO                                                                        6.00     06/01/06       245,420
       245,000  WACONIA MN GO                                                                        6.00     06/01/07       255,863
       500,000  WACONIA MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE THE EVANGELICAL LUTHERAN
                PROJECT SERIES A                                                                     5.85     06/01/06       518,125
     1,000,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY JAIL FACILITIES REVENUE
                PREREFUNDED 02/01/02 @ 100                                                           7.00     02/01/06     1,004,520

PRINCIPAL       SECURITY NAME                                                                    INTEREST    MATURITY      VALUE
                                                                                                   RATE        DATE
   $   940,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY JAIL FACILITIES REVENUE
                PREREFUNDED 02/01/02 @ 100                                                           7.00%    02/01/07 $    944,249
       360,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY LEASE REVENUE
                INDEPENDENT SCHOOL DISTRICT #833 SOUTH WASHINGTON PREREFUNDED 12/01/02 @ 100         6.60     12/01/02      375,566
       380,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY LEASE REVENUE
                INDEPENDENT SCHOOL DISTRICT #833 SOUTH WASHINGTON PREREFUNDED 12/01/02 @ 100         6.75     12/01/03      396,944
       410,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY LEASE REVENUE
                INDEPENDENT SCHOOL DISTRICT #833 SOUTH WASHINGTON PREREFUNDED 12/01/02 @ 100         6.90     12/01/04      428,794
       435,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY LEASE REVENUE
                INDEPENDENT SCHOOL DISTRICT #833 SOUTH WASHINGTON PREREFUNDED 12/01/02 @ 100         7.00     12/01/05      455,301
       465,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY LEASE REVENUE
                INDEPENDENT SCHOOL DISTRICT #833 SOUTH WASHINGTON PREREFUNDED 12/01/02 @ 100         7.00     12/01/06      486,702
     1,000,000  WAYZATA MN INDEPENDENT SCHOOL DISTRICT #284 GO SERIES B                              5.85     02/01/10    1,056,550
     1,360,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY ELECTRIC REVENUE SERIES A AMBAC INSURED     5.50     01/01/12    1,440,131
     1,450,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY POWER REVENUE SERIES A                      6.13     01/01/16    1,451,016
     3,175,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY REVENUE SERIES A ESCROWED TO MATURITY       6.38     01/01/16    3,540,094
       225,000  WRIGHT COUNTY MN GO SERIES B                                                         5.80     02/01/04      232,055

TOTAL MUNICIPAL BONDS (COST $248,256,640)                                                                               254,106,926
                                                                                                                       ------------

MUNICIPAL DEMAND NOTES - 0.47%

MINNESOTA - 0.47%
     1,100,000  COTTAGE GROVE MN ENVIRONMENTAL CONTROL REVENUE MINNESOTA
                MINING & MANUFACTURING PROJECT ++                                                    1.67     08/01/12    1,100,000
       100,000  ST LOUIS PARK MN IDR UNICARE HOME INCORPORATION PROJECT ++                           1.70     08/01/14      100,000

TOTAL MUNICIPAL DEMAND NOTES (COST $1,200,000)                                                                            1,200,000
                                                                                                                       ------------

SHARES

SHORT-TERM INVESTMENTS - 1.22%
       400,000  FEDERATED TAX-FREE OBLIGATIONS MONEY MARKET FUND                                     1.72                   400,000
     2,752,985  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND ~                      1.53                 2,752,985

TOTAL SHORT-TERM INVESTMENTS (COST $3,152,985)                                                                           3,152,985
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $252,609,625)*                                             100.17%                                               $258,459,911
OTHER ASSETS AND LIABILITIES, NET                                 (0.17)                                                   (426,013)
                                                                 ------                                                ------------
TOTAL NET ASSETS                                                 100.00%                                               $258,033,898
                                                                 ======                                                ============

+  VARIABLE RATE SECURITIES.

(A) ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES
   THE REMAINING MATURITY.

~  THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
   PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN
   INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH
   INVESTMENTS.

*  COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT
   PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:


   GROSS UNREALIZED APPRECIATION                                                        $7,539,681
   GROSS UNREALIZED DEPRECIATION                                                        (1,689,395)
                                                                                        ----------
   NET UNREALIZED APPRECIATION                                                          $5,850,286


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NATIONAL LIMITED TERM TAX-FREE FUND

PRINCIPAL   SECURITY NAME                                                                 INTEREST RATE MATURITY DATE     VALUE
MUNICIPAL BONDS - 93.36%

COLORADO - 14.97%
$  690,000  ARVADA CO MFHR SPRINGWOOD COMMUNITY PROJECT SERIES A COLLATERALIZED BY GNMA         5.60%     08/20/08    $   711,701
   200,000  BOULDER COUNTY CO HOSPITAL REVENUE LONGMONT UNITED HOSPITAL PROJECT                 4.80      12/01/03        200,616
   385,000  BOULDER COUNTY CO HOSPITAL REVENUE LONGMONT UNITED HOSPITAL PROJECT                 5.00      12/01/05        382,906
   670,000  BOWLES METROPOLITAN DISTRICT COLORADO GO                                            7.75      12/01/15        769,106
   500,000  CENTRAL PLATTE VALLEY CO METROPOLITAN DISTRICT GO ACA INSURED                       4.45      12/01/06        519,555
   250,000  CENTRAL PLATTE VALLEY CO METROPOLITAN DISTRICT GO ACA INSURED                       4.55      12/01/07        258,665
 1,500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE PINNACLE CHARTER
            SCHOOL PROJECT                                                                      5.25      12/01/11      1,444,935
   105,000  COLORADO HFA SFMR SERIES C                                                          5.00      05/01/05        104,675
   585,000  COLORADO HFFA REVENUE NATIONAL JEWISH MEDICAL & RESEARCH CENTER                     4.80      01/01/05        586,035
   500,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                              5.30      09/15/09        496,560
 1,350,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES A AMBAC INSURED                      4.90      11/15/08      1,370,223
   220,000  DENVER WEST METROPOLITAN DISTRICT CO GO SERIES B                                    4.90      12/01/03        225,467
   205,000  DENVER WEST METROPOLITAN DISTRICT CO GO SERIES B                                    5.00      12/01/04        211,781
   620,000  MESA COUNTY CO RESIDENTIAL CARE FACILITIES NURSING REVENUE HILLTOP COMMUNITY
            RESOURCES PROJECT SERIES A                                                          5.00      12/01/08        632,499
   650,000  MESA COUNTY CO RESIDENTIAL CARE FACILITIES NURSING REVENUE HILLTOP COMMUNITY
            RESOURCES PROJECT SERIES A                                                          5.50      12/01/09        678,951
   460,000  MESA COUNTY CO RESIDENTIAL CARE FACILITIES NURSING REVENUE HILLTOP COMMUNITY
            RESOURCES PROJECT SERIES A                                                          5.50      12/01/10        479,150
 1,070,000  TELLAR COUNTY CO COP                                                                5.50      12/01/09      1,111,484

                                                                                                                       10,184,309
                                                                                                                       ----------
FLORIDA - 3.82%
   180,000  BRADFORD COUNTY FL HFFA REVENUE SANTA FE HEALTHCARE FACILITIES PROJECT              6.00      11/15/09        194,945
 1,820,000  HILLSBOROUGH COUNTY FL UTILITY REVENUE                                              6.20      12/01/08      1,971,442
   455,000  PLANTATION FL WATER & SEWER REVENUE CAPITAL APPRECIATION MBIA INSURED               5.68(A)   03/01/03        430,776

                                                                                                                        2,597,163
                                                                                                                       ----------
IDAHO - 0.31%
   195,000  POCATELLO ID IDA REVENUE ALLOCATION TAX INCREMENTAL FINANCING SERIES B              7.25      12/01/08        208,874
                                                                                                                       ----------
ILLINOIS - 9.18%
 1,000,000  CHICAGO IL GO SERIES B AMBAC INSURED                                                5.00      01/01/09      1,040,090
 1,500,000  CHICAGO IL TAX INCREMENT ALLOCATION TAX REVENUE CAPITAL APPRECIATION
            PROJECT SERIES A AMBAC INSURED                                                      5.03(A)   12/01/05      1,295,864
 1,050,000  GRUNDY COUNTY IL INDEPENDENT SCHOOL DISTRICT #5 GO AMBAC INSURED                    7.13      12/01/05      1,189,745
 1,130,000  GRUNDY COUNTY IL INDEPENDENT SCHOOL DISTRICT #5 GO AMBAC INSURED                    7.13      12/01/06      1,298,483
   565,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY EDUCATION FACILITIES REVENUE
            MIDWESTERN UNIVERSITY PROJECT SERIES B                                              5.00      05/15/07        566,418
   680,000  ILLINOIS HFFA REVENUE MERCY HOSPITAL PROJECT                                        7.10      06/01/09        756,378
    95,000  WAUKEGAN IL BOARD LIBRARY TRUSTEES EDA REVENUE LIBRARY BUILDING NOTES               7.50      01/01/02         95,000

                                                                                                                        6,241,978
                                                                                                                       ----------
IOWA - 5.19%
   395,000  CLINTON IA COMMUNITY SCHOOL DISTRICT GO SERIES A                                    5.38      06/01/05        417,677
 1,965,000  IOWA FINANCE AUTHORITY REVENUE CATHOLIC HEALTH INITIATIVES A                        5.38      12/01/05      2,070,717

                                                                44

PRINCIPAL   SECURITY NAME                                                                 INTEREST RATE MATURITY DATE    VALUE
IOWA (continued)
$1,000,000  IOWA STUDENT LOAN LIQUIDITY CORPORATION STUDENT LOAN REVENUE                        4.90%     12/01/05    $ 1,038,910

                                                                                                                        3,527,304
                                                                                                                       ----------
KANSAS - 0.28%
   185,000  LAWRENCE KS HOSPITAL REVENUE LAWRENCE  MEMORIAL HOSPITAL                            5.00      07/01/04        191,005
                                                                                                                       ----------
LOUISIANA - 1.03%
   210,000  LOUISIANA PUBLIC FACILITIES AUTHORITY MFHR EDGEWOOD APARTMENTS
            COLLATERALIZED BY FNMA                                                              5.70      06/01/05        212,963

   470,000  LOUISIANA STATE UNIVERSITY OF AGRICULTURE & MECHANICAL COLLEGE EDUCATIONAL
            FACILITIES REVENUE LOUISIANA STATE UNIVERSITY AT EUNICE PROJECT MBIA INSURED        5.00      06/01/08        490,168

                                                                                                                          703,131
                                                                                                                       ----------
MAINE - 0.18%
   125,000  STATE STREET HOUSING PRESERVATION CORPORATION ME MFHR PROJECT ACQUISITION
            100 STATE STREET SERIES A HOUSING & URBAN DEVELOPMENT INSURED                       7.20      01/01/02        125,000
                                                                                                                       ----------
MASSACHUSETTS - 5.59%
   935,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY ELECTRIC REVENUE DEVENS
            ELECTRIC SYSTEM PROJECT                                                             5.13      12/01/11        921,049
 1,515,000  MASSACHUSETTS STATE GO BOARDS REFERENCE SERIES A                                    5.50      01/01/10      1,630,595
 1,250,000  MASSACHUSETTS STATE INDUSTRIAL FINANCE AGENCY PCR OGDEN HAVERHILL PROJECT
            SERIES A                                                                            5.15      12/01/07      1,248,175

                                                                                                                        3,799,819
                                                                                                                       ----------
MICHIGAN - 11.72%
   460,000  BATTLE CREEK MI ECONOMIC DEVELOPMENT REVENUE KELLOGG COMPANY PROJECT                5.13      02/01/09        468,451
   500,000  DETROIT MI GO SERIES A1 MBIA INSURED                                                5.38      04/01/13        522,535
 2,095,000  DETROIT MI SEWER DISPOSAL REVENUE ESCROWED TO MATURITY                              7.10      12/15/09      2,347,971
   300,000  LAKEVIEW MI COMMUNITY SCHOOLS GO FGIC INSURED                                       6.50      05/01/05        329,355
   305,000  LAKEVIEW MI COMMUNITY SCHOOLS GO FGIC INSURED                                       6.50      05/01/06        339,142
   395,000  MERRILL MI COMMUNITY SCHOOL DISTRICT GO FGIC INSURED                                6.50      05/01/05        433,651
   865,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE CHARITY OBLIGATIONS SERIES D      4.80      11/01/17        908,639
   510,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE HENRY FORD HOSPITAL               9.00      05/01/04        550,815
   415,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE OSF HEALTHCARE SYSTEM             5.25      11/15/06        430,666
   435,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE OSF HEALTHCARE SYSTEM             5.38      11/15/07        452,152
 2,405,000  ROMULUS MI GO COMMUNITY SCHOOLS CAPITAL APPRECIATION SERIES II FGIC INSURED         4.56(A)   05/01/22        706,324
   450,000  SCHOOLCRAFT MI COMMUNITY SCHOOL DISTRICT GO FGIC INSURED                            6.50      05/01/04        485,604

                                                                                                                        7,975,305
                                                                                                                       ----------
MINNESOTA - 0.54%
   365,000  MINNESOTA STATE HEFA REVENUE ST SCHOLASTICA SERIES 5J                               4.88      12/01/07        366,380
                                                                                                                       ----------
NEBRASKA - 0.63%
   415,000  NEBRASKA INVESTMENT FINANCE AUTHORITY HOSPITAL REVENUE GREAT PLAINS REGIONAL
            MEDICAL CENTER PROJECT                                                              4.80      11/15/04        430,409
                                                                                                                       ----------
NEVADA - 0.98%
   645,000  SPARKS NV REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES A                      5.10      01/15/08        663,808
                                                                                                                       ----------
NEW MEXICO - 1.53%
 1,000,000  NEW MEXICO STATE HIGHWAY COMMUNITY REVENUE SERIES B AMBAC INSURED                   5.00      06/15/10      1,038,170
                                                                                                                       ----------

                                                                45

PRINCIPAL   SECURITY NAME                                                                 INTEREST RATE MATURITY DATE    VALUE

NEW YORK - 0.76%
$  105,000  COUNTY OF WESTCHESTER NY IDA REVENUE AGR REALTY COMPANY PROJECT                     5.75%     01/01/02    $   105,000
   485,000  NEW YORK STATE DORMITORY AUTHORITY REVENUE CAPITAL APPRECIATION
            SERIES A FSA INSURED                                                                5.29(A)   07/01/05        411,843

                                                                                                                          516,843
                                                                                                                       ----------
NORTH CAROLINA - 1.47%
 1,000,000  NORTH CAROLINA MUNICIPAL POWER AGENCY CATAWBA ELECTRIC REVENUE                      5.75      01/01/02      1,000,000
                                                                                                                       ----------
OHIO - 2.41%
   230,000  AKRON OH COP SPORTS FACILITIES REVENUE MUNICIPAL BASEBALL STADIUM PROJECT           6.50(A)   12/01/07        247,974
 1,000,000  FRANKLIN COUNTY OH IDA REVENUE AMERICAN CHEMICAL SOCIETY PROJECT                    5.13      10/01/08      1,036,970
   330,000  OHIO STATE BUILDING AUTHORITY REVENUE TOLEDO GOVERNMENT OFFICE BUILDING            10.13      10/01/06        357,176

                                                                                                                        1,642,120
                                                                                                                       ----------
PENNSYLVANIA - 3.31%
   105,000  DELAWARE COUNTY PA UNIVERSITY REVENUE VILLANOVA UNIVERSITY                          9.63      08/01/02        109,754
 1,000,000  MONTGOMERY COUNTY PA IDA PCR PECO ENERGY COMPANY SERIES B                           5.30      10/01/34      1,037,430
 1,000,000  WINDBER PA AREA AUTHORITY HOSPITAL REVENUE WINDBER HOSPITAL PROJECT FHA
            INSURED PREREFUNDED 08/1/05 @ 102                                                   6.50      02/01/30      1,104,960

                                                                                                                        2,252,144
                                                                                                                       ----------
SOUTH CAROLINA - 2.85%
   775,000  MEDICAL UNIVERSITY OF SC HOSPITAL FACILITIES REVENUE COP HARBORVIEW
            OFFICE TOWER PROJECT                                                                7.38      01/01/04        813,526

 1,075,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MORTGAGE REVENUE
            SERIES A2 FSA INSURED                                                               5.50      07/01/04      1,125,256

                                                                                                                        1,938,782
                                                                                                                       ----------
SOUTH DAKOTA - 1.46%
   970,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
            ACA-CBI INSURED                                                                     5.20      04/01/08        993,978
                                                                                                                       ----------
TENNESSEE - 1.46%
 1,000,000  MEMPHIS-SHELBY COUNTY TN AIRPORT AUTHORITY REVENUE SPECIAL FACILITIES REVENUE       5.00      09/01/09        990,650
                                                                                                                       ----------
TEXAS - 7.96%
   250,000  DE SOTO TX HOUSING FINANCE CORPORATION MFHR WINDSOR FOUNDATION PROJECT
            SERIES A                                                                            6.13      02/01/05        268,355
   355,000  DENISON TX MFHR MANNING PARK PLAZA HOUSING & URBAN DEVELOPMENT INSURED              5.00      10/01/09        352,049
   190,000  GRAPE CREEK-PULLIAM TX INDEPENDENT SCHOOL DISTRICT EDUCATIONAL FACILITIES
            REVENUE PUBLIC FACILITIES CORPORATION                                               6.20      05/15/02        193,202
   240,000  HARLANDALE TX INDEPENDENT SCHOOL DISTRICT PUBLIC FACILITIES CORPORATION
            LEASE REVENUE                                                                       5.20      10/15/06        256,306

   160,000  HOUSTON TX HOUSING FINANCE CORPORATION SFMR SERIES A1                               8.00      06/01/14        169,662
    45,000  HOUSTON TX HOUSING FINANCE CORPORATION SFMR SERIES B1                               8.00      06/01/14         48,699
   625,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH SYSTEM REVENUE
            MEMORIAL HEALTH SYSTEM OF EAST TEXAS                                                6.50      02/15/06        634,388
 1,115,000  LYFORD TX CONSOLIDATED INDEPENDENT SCHOOL DISTRICT EDUCATIONAL FACILITIES
            REVENUE                                                                             5.00      08/15/07      1,134,657
 3,100,000  MIDLAND COUNTY TX HOSPITAL DISTRICT REVENUE CAPITAL APPRECIATION
            AMBAC-TCRS INSURED                                                                  5.73(A)   06/01/07      2,359,503

                                                                                                                        5,416,821
                                                                                                                       ----------
UTAH - 4.50%
 2,885,000  JORDAN UT GO SCHOOL DISTRICT SERIES A                                               5.25      06/15/10      3,064,274
                                                                                                                       ----------

                                                                46

PRINCIPAL   SECURITY NAME                                                                 INTEREST RATE MATURITY DATE    VALUE
WASHINGTON - 4.87%
   950,000  PORT OF ANACORTES WA SERIES A                                                       5.13%     09/01/09    $   934,876
   540,000  SEATTLE WA MFHR MARKET HOUSE ELDERLY HOUSING SERIES A HOUSING &
            URBAN DEVELOPMENT INSURED                                                           6.20      02/01/04        540,351
   800,000  WASHINGTON STATE HEALTH CARE FACILITIES REVENUE HEALTH CARE REVENUE
            GOOD SAMARITAN HOSPITAL PROJECT                                                     5.00      10/01/08        815,312
 1,000,000  WASHINGTON STATE PUBLIC POWER SUPPLY SERIES A FSA INSURED                           5.13      07/01/11      1,024,700

                                                                                                                        3,315,239
                                                                                                                       ----------
WEST VIRGINIA - 1.68%
 1,015,000  WEST VIRGINIA STATE WATER DEVELOPMENT AUTHORITY WATER & SEWER SYSTEM
            REVENUE SYSTEMS LOAN PROGRAM                                                        7.10      11/01/09      1,141,327
                                                                                                                       ----------
WISCONSIN - 4.68%
 1,000,000  MILWAUKEE WI GO SERIES R                                                            5.50      09/01/10      1,074,240
 2,000,000  WISCONSIN STATE GO SERIES 2                                                         5.13      11/01/08      2,108,800

                                                                                                                        3,183,040
                                                                                                                       ----------
TOTAL MUNICIPAL BONDS (COST $62,629,105)                                                                               63,507,873
                                                                                                                       ----------
MUNICIPAL DEMAND NOTES - 0.73%

NEBRASKA - 0.73%

   500,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY HEALTH FACILITIES REVENUE EMMANUEL

            HEALTH SYSTEMS PROJECT SERIES A ++ (COST $500,000)                                  1.95      07/01/30       500,000
                                                                                                                      ----------
SHARES

SHORT-TERM INVESTMENTS - 6.00%

   544,936  FEDERATED TAX-FREE OBLIGATIONS MONEY MARKET FUND                                    1.72                     544,936
 3,534,414  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND~                      1.53                   3,534,414

TOTAL SHORT-TERM INVESTMENTS (COST $4,079,350)                                                                         4,079,350
                                                                                                                      ----------
TOTAL INVESTMENTS IN SECURITIES

(COST $67,208,455)*                            100.09%                                                               $68,087,223
OTHER ASSETS AND LIABILITIES, NET               (0.09)                                                                   (58,837)
                                               -------                                                               -----------
TOTAL NET ASSETS                               100.00%                                                               $68,028,386
                                               =======                                                               ===========

++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
(A) ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                   $1,191,849
   GROSS UNREALIZED DEPRECIATION                                     (313,081)
                                                                   -----------
   NET UNREALIZED APPRECIATION                                     $  878,768

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND

PRINCIPAL   SECURITY NAME                                                                 INTEREST RATE MATURITY DATE     VALUE

MUNICIPAL BONDS - 94.38%

ALABAMA - 0.79%
$    85,000  ALABAMA HFA SFMR SERIES B COLLATERALIZED BY GNMA/FNMA/FHLMC                        6.10%     10/01/20    $   87,492
  3,680,000  ALABAMA STATE PUBLIC SCHOOL & COLLEGE AUTHORITY CAPITAL IMPROVEMENT
             REVENUE FSA INSURED                                                                4.25      11/01/18     3,284,327

                                                                                                                       3,371,819
                                                                                                                      ----------
ALASKA - 1.37%
     60,000  ALASKA STATE HOUSING FINANCE CORPORATION HOUSING REVENUE FIRST SERIES
             VETERANS MORTGAGE PROJECT COLLATERALIZED BY GNMA/FNMA/FHLMC                        5.40      12/01/23        58,924
    500,000  ALASKA STATE HOUSING FINANCE CORPORATION HOUSING REVENUE SERIES A                  5.70      12/01/29       502,160
  1,000,000  ALASKA STATE HOUSING FINANCE CORPORATION HOUSING REVENUE SERIES A                  5.30      12/01/30       970,030
    370,000  ALASKA STATE HOUSING FINANCE CORPORATION HOUSING REVENUE SERIES A
             MBIA INSURED                                                                       6.10      12/01/37       378,580
    400,000  ALASKA STUDENT LOAN CORPORATION STUDENT LOAN REVENUE SERIES A AMBAC INSURED        5.75      07/01/14       407,536
  1,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED PROJECT SERIES A       5.85      08/01/25     1,014,950
  2,500,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED PROJECT SERIES B       5.50      10/01/28     2,472,475

                                                                                                                       5,804,655
                                                                                                                      ----------
ARIZONA - 3.40%
    500,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT EDUCATION FACILITIES
             REVENUE #68 ALHAMBRA SCHOOL IMPROVEMENTS PROJECT AMBAC INSURED                     5.10      07/01/11       513,740
  1,500,000  MARICOPA COUNTY AZ IDA HFFA REVENUE CATHOLIC HEALTHCARE WEST PROJECT
             SERIES A                                                                           5.00      07/01/16     1,371,030
    580,000  MARICOPA COUNTY AZ IDA MFHR                                                       10.00      05/01/31       589,663
  3,500,000  MARICOPA COUNTY AZ IDA REVENUE ARIZONA CHARTER SCHOOLS PROJECT SERIES A            6.75      07/01/29     3,612,875
  3,000,000  MARICOPA COUNTY AZ USD #48 GO SCHOOL IMPROVEMENTS                                  9.00      07/01/05     3,546,720
  1,825,000  PHOENIX AZ IDA MFHR BAY CLUB APARTMENTS PROJECT COLLATERALIZED BY GNMA             5.90      11/20/31     1,928,532
  1,165,000  PIMA COUNTY AZ IDA MFHR SERIES A COLLATERALIZED BY GNMA                            6.00      10/20/31     1,244,115
  1,545,000  PIMA COUNTY AZ IDA MFHR SERIES A COLLATERALIZED BY GNMA                            6.05      10/20/41     1,650,555

                                                                                                                      14,457,230
                                                                                                                      ----------
CALIFORNIA - 4.48%
  2,500,000  ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION CA STUDENT LOAN
             REVENUE JR SUBORDINATES SERIES IV D2                                               7.85      07/01/25     2,497,350
  3,785,000  CALIFORNIA STATEWIDE CDA EDUCATION FACILITIES REVENUE ASPIRE PUBLIC SCHOOLS
             OAKLAND PROJECT SERIES A                                                           7.25      08/01/31     3,789,883
  1,095,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY HOUSING REVENUE MONTEREY HILLS
             REDEVELOPMENT PROJECT SERIES A COLLATERALIZED BY FNMA                              8.20      12/01/13     1,199,737
    160,000  LOS ANGELES CA WASTEWATER SYSTEMS REVENUE SERIES A MBIA INSURED                    5.88      06/01/24       166,186
  6,900,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
             SERIES A6 +                                                                        9.24      08/10/18     8,055,750
    985,000  PICO RIVERA CA WATER AUTHORITY REVENUE WATER SYSTEM PROJECT SERIES A               5.75      12/01/12       966,196
    130,000  SACRAMENTO CA MUD UTILITY REVENUE SERIES E MBIA-IBC INSURED                        5.75      05/15/22       133,315
    265,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT CORPORATION AIRPORT REVENUE UNITED
             AIRLINES INCORPORATED PROJECT                                                      8.00      07/01/13       317,624
  1,000,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY MFHR RIVER TOWNS APARTMENTS
             PROJECT SERIES A                                                                   6.00      08/01/41       970,990
  1,000,000  STUDENT EDUCATION LOAN MARKETING CORPORATION CA STUDENT LOAN REVENUE
             JUNIOR SUBORDINATES SERIES IV D1                                                   5.88      01/01/18       950,779

                                                                                                                      19,047,810
                                                                                                                      ----------

                                                                48

PRINCIPAL   SECURITY NAME                                                                 INTEREST RATE MATURITY DATE     VALUE
COLORADO - 4.80%
$    40,000  ADAMS COUNTY CO SFMR SERIES A2 FSA INSURED                                         8.70%     06/01/12    $   40,234
  1,750,000  ARAPAHOE COUNTY CO UTILITIES REVENUE WATER & WASTEWATER AUTHORITY REVENUE          6.25      12/01/20     1,780,293
  1,770,000  BLACK HAWK CO BUSINESS IMPROVEMENTS DISTRICT SPECIAL ASSESSMENT REVENUE
             SERIES #98-1                                                                       7.00      12/01/11     1,779,204
    200,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE CHARTER SCHOOL CORE
             KNOWLEDGE PROJECT                                                                  7.00      11/01/29       209,282
    740,000  COLORADO HFA SFMR SERIES A2                                                        7.15      11/01/14       795,352
    880,000  COLORADO HFA SFMR SERIES B2                                                        7.50      12/01/16       927,934
    945,000  COLORADO HFA SFMR SERIES C                                                         7.90      12/01/24     1,001,057
    705,000  COLORADO HFA SFMR SERIES D1 REMARKETED 07/15/94                                    8.00      12/01/24       746,792
    475,000  COLORADO HFA SFMR SERIES D2 REMARKETED 11/15/94                                    8.13      06/01/25       500,973
  3,000,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                             5.70      09/15/23     2,745,300
     75,000  COLORADO STATE AGRICULTURAL BOARD REVENUE UNIVERSITY OF SOUTHERN COLORADO
             SPORTS PROJECT                                                                     8.25      05/01/03        76,167
    500,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES E MBIA INSURED                      5.50      11/15/25       505,405
    500,000  DENVER CO CITY & COUNTY MFHR THE BOSTON LOFTS PROJECT SERIES A FHA INSURED         5.75      10/01/27       502,430
  5,200,000  DENVER CO URBAN RENEWAL AUTHORITY TAX INCREMENTAL FINANCING
             REMARKETED 11/02/92                                                                9.13      09/01/17     5,925,400
    920,000  NORTHERN METROPOLITAN DISTRICT CO REVENUE ADAMS COUNTY                             6.50      12/01/16       921,619
  2,000,000  NORTHWEST PARKWAY PUBLIC HIGHWAY AUTHORITY CO TRANSPORTATION REVENUE
             SERIES C AMBAC INSURED                                                             0.00#     06/15/21     1,199,380
    420,000  SUMMIT COUNTY CO SPORTS FACILITIES REVENUE KEYSTONE RESORTS MANAGEMENT
             PROJECT                                                                            7.38      09/01/10       470,900
    255,000  VAIL CO SFMR SERIES 1992 A                                                         8.13      06/01/10       267,492

                                                                                                                      20,395,214
                                                                                                                      ----------
CONNECTICUT - 0.16%
    115,000  CONNECTICUT STATE HEALTH & EDUCATION FACILITIES AUTHORITY REVENUE
             NEW BRITAIN GENERAL HOSPITAL PROJECT SERIES B AMBAC INSURED                        6.00      07/01/24       118,882
     40,000  CONNECTICUT STATE HFA REVENUE HOUSING MORTGAGE FINANCE PROGRAM SERIES B4           7.30      11/15/03        40,518
    500,000  WATERBURY CT HOUSING AUTHORITY MFHR SECTION 8 PROJECT SERIES A
             COLLATERALIZED BY GNMA/FHA                                                         5.85      02/01/37       501,540

                                                                                                                         660,940
                                                                                                                      ----------
DISTRICT OF COLUMBIA - 1.05%
  5,000,000  WASHINGTON DC CONVENTION CENTER AUTHORITY DEDICATED TAX REVENUE SENIOR
             LIEN AMBAC INSURED                                                                 4.75      10/01/28     4,478,150
                                                                                                                      ----------

FLORIDA - 0.26%
    505,000  BOYNTON BEACH FL MFHR CLIPPER COVE APARTMENTS PROJECT                              6.45      01/01/27       525,942
     55,000  BREVARD COUNTY FL HFA SFMR SERIES B FSA INSURED                                    7.00      03/01/13        55,749
    500,000  FLORIDA HOUSING FINANCE AGENCY REVENUE GLEN OAKS APARTMENTS PROJECT
             COLLATERALIZED BY FNMA                                                             5.90      02/01/30       508,765

                                                                                                                       1,090,456
                                                                                                                      ----------
GEORGIA - 0.40%

    500,000  FULTON COUNTY GA HOUSING AUTHORITY MFHR CONCORDE PLACE APARTMENT
             PROJECT SERIES C                                                                   6.90      01/01/28       570,515
    215,000  GEORGIA STATE HFA REVENUE HOMEOWNERSHIP OPPORTUNITY PROGRAM
             PROJECT SERIES C FHA/VA INSURED                                                    6.50      12/01/11       219,838

                                                                49

PRINCIPAL   SECURITY NAME                                                                 INTEREST RATE MATURITY DATE     VALUE
GEORGIA (continued)
$   480,000  GEORGIA STATE HFA REVENUE SFMR SUB SERIES B2                                       5.85%     12/01/28    $  486,360
    500,000  SMYRNA GA HOSPITAL AUTHORITY HEALTH CARE REVENUE RIDGEVIEW INSTITUTION
             INCORPORATED PROJECT                                                               6.00      11/01/28       435,460

                                                                                                                       1,712,173
                                                                                                                      ----------
HAWAII - 1.75%
  6,950,000  HAWAII STATE DEPARTMENT OF BUDGET & FINANCE SPECIAL PURPOSE
             REVENUE THE QUEENS HEALTH SYSTEMS SERIES A                                         5.75      07/01/26     6,940,965
    500,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SFHR SERIES A
             COLLATERALIZED BY FNMA                                                             5.75      07/01/30       503,935

                                                                                                                       7,444,900
                                                                                                                      ----------
IDAHO - 2.73%
    105,000  AMMON ID URBAN RENEWAL AGENCY REVENUE SUBORDINATED LIEN TAX
             INCREMENTAL PROJECT SERIES B                                                       6.00      08/01/14       114,699
    135,000  BLACKFOOT ID COP WASTEWATER TREATMENT PLANT FACILITIES PROJECT AMBAC INSURED       5.80      09/01/18       142,102
    115,000  BLACKFOOT ID COP WASTEWATER TREATMENT PLANT FACILITIES PROJECT AMBAC INSURED       5.85      09/01/19       121,351
  1,000,000  BOISE CITY ID INDEPENDENT SCHOOL DISTRICT GO                                       5.50      07/30/16     1,031,910
    500,000  BOISE CITY ID URBAN LEASE RENEWAL ADA COUNTY COURTS AMBAC INSURED                  5.90      08/15/29       524,950
    590,000  BONNEVILLE COUNTY ID GO FSA INSURED                                                5.50      08/01/16       607,334
    400,000  CANYON COUNTY ID SCHOOL DISTRICT #132 GO FSA INSURED                               5.40      07/30/12       428,336
    500,000  CANYON COUNTY ID SCHOOL DISTRICT #132 GO FSA INSURED                               5.45      07/30/15       536,040
    125,000  FREMONT & MADISON COUNTIES ID GO JOINT SCHOOL DISTRICT #215 ST ANTHONY
             FSA INSURED                                                                        5.60      08/01/14       129,498
    765,000  FREMONT & MADISON COUNTIES ID GO JOINT SCHOOL DISTRICT #215 ST ANTHONY
             FSA INSURED                                                                        5.60      08/01/15       792,525
    465,000  IDAHO HEALTH FACILITIES AUTHORITY REVENUE BANNOCK REGIONAL MEDICAL CENTER
             PROJECT                                                                            6.13      05/01/25       466,037
    100,000  IDAHO HFFA REVENUE HOSPITAL HOLY CROSS HEALTH SYSTEMS CORPORATION
             ST ALPHONSUS REGIONAL MEDICAL CENTER INCORPORATED PROJECT                          6.10      12/01/07       105,838
    715,000  IDAHO HFFA REVENUE IDAHO ELKS REHABILITATION HOSPITAL PROJECT                      5.45      07/15/23       634,041
    150,000  IDAHO HFFA REVENUE IHC HOSPITALS INCORPORATED PROJECT                              6.65      02/15/21       176,729
    950,000  IDAHO HOUSING & FINANCE ASSOCIATION SFMR SERIES H2 FHA INSURED                     6.15      01/01/28       964,545
     65,000  IDAHO HOUSING & FINANCE ASSOCIATION SFMR SERIES I2 FHA INSURED                     5.20      07/01/20        62,886
    825,000  IDAHO HOUSING AGENCY SFMR SENIOR SERIES C2                                         6.35      07/01/15       856,169
    500,000  IDAHO STATE WATER RESOURCE REVENUE BOARD WATER & SEWER RESOURCE POOLED LOAN
             PROJECT SERIES A                                                                   6.20      05/01/20       517,360
    240,000  JEFFERSON COUNTY ID EDUCATION FACILITIES REVENUE SCHOOL DISTRICT #253 MBIA
             INSURED                                                                            5.50      08/01/15       246,530
    420,000  MADISON COUNTY ID GO FSA INSURED                                                   5.40      08/01/15       427,661
    500,000  MCCALL ID WATER REVENUE PARITY LIEN PROJECT FSA INSURED                            5.85      03/01/16       521,460
    100,000  PAYETTE COUNTY ID SCHOOL DISTRICT #372 GO                                          6.75      07/31/09       106,881
    125,000  POCATELLO ID IDA REVENUE ALLOCATION TAX INCREMENTAL FINANCING SERIES B             7.25      12/01/08       133,894
    500,000  SOUTHERN ID WATER & SEWER REVENUE SOLID WASTE DISTRICT COP                         5.45      11/01/13       511,675
    400,000  TWIN FALLS COUNTY ID SCHOOL DISTRICT #413 GO AMBAC INSURED                         5.25      07/30/13       403,484
    500,000  UNIVERSITY ID UNIVERSITY REVENUE STUDENT FEE KIBBIE & ENROLL PROJECT SERIES D
             FSA INSURED                                                                        6.00      04/01/26       534,045
    500,000  UNIVERSITY ID UNIVERSITY REVENUE STUDENT FEE UNIVERSITY COMMONS PROJECT MBIA
             INSURED                                                                            5.65      04/01/22       513,653

                                                                                                                      11,611,633
                                                                                                                      ----------
ILLINOIS - 11.30%
  1,000,000  BRYANT IL PCR CENTRAL ILLINOIS LIGHT COMPANY PROJECT                               5.90      08/01/23     1,008,470
    500,000  CHICAGO IL MFHR BRYNE MAWR/BELLE PROJECT COLLATERALIZED BY GNMA                    6.13      06/01/39       509,420
  2,495,000  CHICAGO IL MIDWAY AIRPORT SERIES B FSA INSURED                                     5.38      01/01/17     2,524,840

                                                                50

PRINCIPAL   SECURITY NAME                                                                 INTEREST RATE MATURITY DATE     VALUE
ILLINOIS (continued)
$ 1,950,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY EDUCATION FACILITIES REVENUE
             MIDWESTERN UNIVERSITY PROJECT SERIES B                                             6.00%     05/15/31    $1,938,105
  4,500,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY HOSPITAL REVENUE ADVENTIST HEALTH
             SYSTEMS SUNBELT OBLIGATIONS                                                        5.65      11/15/24     4,283,595
  1,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE COMMUNITY REHABILITATION
             PROVIDERS SERIES A                                                                 5.70      07/01/19       925,360
    935,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE COMMUNITY REHABILITATION
             PROVIDERS SERIES A                                                                 7.88      07/01/20       602,533
  1,670,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE COMMUNITY REHABILITATION
             PROVIDERS SERIES A                                                                 7.88      07/01/20     1,924,224
  1,120,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE COMMUNITY REHABILITATION
             PROVIDERS SERIES C                                                                 5.65      07/01/19     1,021,350
 48,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE REGENCY PARK SERIES A
             REMARKETED 04/01/92 ESCROWED TO MATURITY                                           6.30(A)   07/15/23    11,902,560
  4,940,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE CAPITAL APPRECIATION
             ESCROWED TO MATURITY                                                               6.02(A)   07/01/14     2,378,314
  1,120,000  ILLINOIS HFFA REVENUE EDGEWATER MEDICAL CENTER SERIES A                            9.25      07/01/24     1,297,352
    400,000  ILLINOIS HFFA REVENUE HOLY CROSS HOSPITAL PROJECT                                  6.25      03/01/04       380,436
  4,500,000  ILLINOIS HFFA REVENUE OSF HEALTHCARE SYSTEM                                        6.25      11/15/29     4,606,065
    235,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY MFHR HOUSING & URBAN DEVELOPMENT
             INSURED                                                                            7.00      07/01/17       237,009
  4,000,000  ILLINOIS SPORTS FACILITIES AUTHORITY STATE TAX SUPPORTED CAPITAL
             APPRECIATION AMBAC INSURED                                                         5.48(A)   06/15/21     1,340,240
    500,000  JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL DISTRICT #165
             AMBAC INSURED                                                                      6.25      12/01/15       547,260
  7,350,000  REGIONAL TRANSPORTATION AUTHORITY IL SALES TAX REVENUE SERIES D FGIC INSURED       7.75      06/01/19     9,499,802
  1,000,000  ROCKFORD IL MFHR FAUST LANDMARK APARTMENTS PROJECT SERIES A MBIA-HOUSING &
             URBAN DEVELOPMENT INSURED                                                          6.75      01/01/18     1,075,940

                                                                                                                      48,002,875
                                                                                                                      ----------
INDIANA - 0.28%
    720,000  HAMMOND IN MULTI SCHOOL BUILDING CORPORATION EDUCATION FACILITIES REVENUE
             FIRST MORTGAGE PROJECT                                                             6.13      07/15/19       748,642
     25,000  INDIANA STATE TOLL FINANCE AUTHORITY TOLL ROAD REVENUE TRANSPORTATION
             REVENUE                                                                            6.00      07/01/13        25,021
    290,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENTS BOARD BANK SERIES B                      6.00      01/10/20       318,713
    105,000  PETERSBURG IN PCR INDIANAPOLIS POWER & LIGHT COMPANY PROJECT                       6.63      12/01/24       109,006

                                                                                                                       1,201,382
                                                                                                                      ----------
IOWA - 0.63%
  1,000,000  IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER FSA INSURED                      5.00      05/15/16       977,890
  1,010,000  IOWA FINANCE AUTHORITY SFMR MORTGAGE BACKED SECURITIES PROGRAM SERIES B
             COLLATERALIZED BY GNMA/FNMA                                                        6.95      07/01/24     1,048,279
    460,000  IOWA FINANCE AUTHORITY SFMR SERIES F COLLATERALIZED BY GNMA/FNMA                   5.70      01/01/27       464,411
    200,000  IOWA FINANCE AUTHORITY SISTERS MERCY HEALTH CORPORATION PROJECT SERIES N
             FSA INSURED                                                                        6.25     02/15/22       205,130

                                                                                                                       2,695,710
                                                                                                                      ----------
KANSAS - 0.97%
  3,755,000  SEDGWICK & SHAWNEE COUNTIES KS SFMR MORTGAGE BACKED SECURITIES SERIES A2
             STEP COUPON COLLATERALIZED BY GNMA                                                 6.70      06/01/29     4,122,389
                                                                                                                      ----------
KENTUCKY - 0.02%
    100,000  UNIVERSITY OF LOUISVILLE KY REVENUE SERIES H                                       5.88      05/01/11       102,383
                                                                                                                      ----------

                                                                51

PRINCIPAL   SECURITY NAME                                                                 INTEREST RATE MATURITY DATE     VALUE
LOUISIANA - 0.79%
$   135,000  LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE STUDENT LOAN OPPORTUNITY
             LOAN SERIES A FSA INSURED                                                          6.85%     01/01/09    $  137,886
  5,000,000  RAPIDES PARISH LA HOUSING & MORTGAGE FINANCE AUTHORITY CAPITAL APPRECIATION
             REVENUE SERIES C                                                                   7.45(A)   07/10/14     2,059,900
  2,900,000  ST BERNARD PARISH LA HOUSING MORTGAGE AGENCY SFMR SERIES 1992 C                    7.65(A)   07/10/14     1,142,571

                                                                                                                       3,340,357
                                                                                                                      ----------
MASSACHUSETTS - 2.78%
  2,500,000  MASSACHUSETTS STATE COLLEGE BUILDING AUTHORITY EDUCATIONAL FACILITIES
             REVENUE SERIES A                                                                   7.50      05/01/14     3,104,850
  2,235,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY RESOURCE RECOVERY REVENUE
             OGDEN HAVERHILL PROJECT SERIES B                                                   5.30      12/01/14     2,068,738
  2,500,000  MASSACHUSETTS STATE HEALTH & EDUCATION FACILITIES AUTHORITY CARITAS CHRISTI
             OBLIGATIONS GROUP A                                                                5.70      07/01/15     2,472,225
    200,000  MASSACHUSETTS STATE HEALTH & EDUCATION FACILITIES AUTHORITY REVENUE
             MELROSE-WAKEFIELD HOSPITAL PROJECT SERIES B                                        5.88      07/01/18       217,052
  1,000,000  MASSACHUSETTS STATE HOUSING FINANCE AGENCY RESIDENTIAL DEVELOPMENT SERIES C
             COLLATERALIZED BY FNMA                                                             6.90      11/15/21     1,030,480
  2,500,000  MASSACHUSETTS STATE INDUSTRIAL FINANCE AUTHORITY SERIES A                          5.20      12/01/08     2,502,175
    400,000  MASSACHUSETTS STATE WATER POLLUTION WATER REVENUE MWRA PROGRAM SUB SERIES A        6.00      08/01/23       427,736

                                                                                                                      11,823,256
                                                                                                                      ----------
MICHIGAN - 2.96%
 10,730,000  GRAND RAPIDS & KENT COUNTY MI JOINT BUILDING AUTHORITY CAPITAL
             APPRECIATION DEVOS PLACE PROJECT                                                   5.59(A)   12/01/30     2,042,348
  2,990,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE HENRY FORD HEALTH SYSTEM
             SERIES A                                                                           6.00      11/15/19     3,093,275
  3,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE SPARROW OBLIGATION GROUP
             PROJECT                                                                            5.63      11/15/31     2,860,710
  1,160,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION REVENUE UNITED WASTE SYSTEM
             PROJECT                                                                            5.20      04/01/10     1,136,313
  2,760,000  WAYLAND MI USD GO FGIC INSURED                                                     8.00      05/01/10     3,426,402

                                                                                                                      12,559,048
                                                                                                                      ----------
MINNESOTA - 1.19%
    500,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY GOVERNMENTAL HOUSING GROSS
             REVENUE STATE AGENCY HOUSING REVENUE COURTYARD RESIDENCE PROJECT SERIES A          7.25      01/01/32       507,865
    500,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH REVENUE
             GROUP HEALTH PLAN INCORPORATED PROJECT                                             6.90      10/15/22       505,025
  3,000,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION GROSS REVENUE GIANTS RIDGE
             RECREATIONAL AREA                                                                  7.50      11/01/25     3,035,010
  1,000,000  WASHINGTON COUNTY MN HFA & RDA REVENUE BRIAR POND PROJECT SERIES A
             COLLATERALIZED BY GNMA                                                             5.60      08/20/34     1,005,100

                                                                                                                       5,053,000
                                                                                                                      ----------
NEBRASKA - 0.04%
    150,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMUNITY TAX SUPPORTED LEASE
             RENTAL                                                                             6.00      10/15/26       158,285
                                                                                                                      ----------
NEVADA - 0.54%
  2,000,000  CLARK COUNTY NV IDR NEVADA POWER COMPANY PROJECT SERIES A                          5.90      11/01/32     1,843,340
    275,000  NEVADA HOUSING DIVISION MFHR SARATOGA PALMS PROJECT COLLATERALIZED BY FNMA         6.25      10/01/16       283,267
    150,000  NEVADA HOUSING DIVISION SFMR SERIES C FHA/VA/PRIVATE MORTGAGE INSURED              6.50      10/01/16       153,888

                                                                                                                       2,280,495
                                                                                                                      ----------

                                                                52

PRINCIPAL   SECURITY NAME                                                                 INTEREST RATE MATURITY DATE     VALUE
NEW HAMPSHIRE - 0.27%
$ 1,170,000  NEW HAMPSHIRE HIGHER EDUCATION & HEALTH FACILITIES AUTHORITY REVENUE
             ANDROSCOGGIN VALLEY HOSPITAL PROJECT                                               5.80%     11/01/27    $1,140,551
                                                                                                                      ----------
NEW JERSEY - 0.76%
  1,250,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY MFHR PRESIDENTIAL PLAZA
             FHA SERIES 1 FHA INSURED                                                           7.00      05/01/30     1,277,125
  2,000,000  NEWARK NJ HEALTHCARE FACILITIES REVENUE SERIES A COLLATERALIZED BY GNMA            5.20      06/01/30     1,939,300

                                                                                                                       3,216,425
                                                                                                                      ----------
NEW MEXICO - 2.15%
  3,040,000  BERNALILLO COUNTY NM GROSS RECEIPTS TAX REVENUE                                    5.20      04/01/21     3,082,712
  1,475,000  BERNALILLO COUNTY NM GROSS RECEIPTS TAX REVENUE                                    5.25      04/01/27     1,480,635
    375,000  CARLSBAD NM HOUSING CORPORATION MFHR COLONIAL HILLCREST PROJECT                    7.38      08/15/27       363,443
    490,000  HOBBS NM SFMR                                                                      8.75      07/01/11       516,171
  3,365,000  NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION SERIES B1                             5.90      09/01/31     3,300,930
    430,000  SOUTHEASTERN NM MFHR AFFORDABLE HOUSING CORPORATION CASA HERMOSA
             APARTMENTS PROJECT                                                                 7.25      12/01/27       386,767

                                                                                                                       9,130,658
                                                                                                                      ----------
NEW YORK - 0.37%
  1,000,000  NEW YORK STATE DORMITORY AUTHORITY EDUCATIONAL FACILITIES REVENUE NURSING
             HOME MENORAH CAMPUS PROJECT FHA INSURED                                            6.10      02/01/37     1,055,980
    500,000  UNITED NATIONS DEVELOPMENT CORPORATION NY REVENUE SERIES B                         5.60      07/01/26       499,965

                                                                                                                       1,555,945
                                                                                                                      ----------
NORTH CAROLINA - 2.23%
  5,000,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY REVENUE SERIES B                     6.00      01/01/14     5,043,550
  4,000,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY REVENUE SERIES B                     5.70      01/01/17     3,928,880
    500,000  NORTH CAROLINA MUNICIPAL POWER AGENCY CATAWBA ELECTRIC REVENUE SERIES B            6.00      01/01/20       499,975

                                                                                                                       9,472,405
                                                                                                                      ----------
NORTH DAKOTA - 0.13%
    240,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY SFMR SERIES C REMARKETED 04/03/97        5.95      07/01/17       245,587
    315,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY SFMR SERIES C REMARKETED 04/03/97        6.10      07/01/28       320,913

                                                                                                                         566,500
                                                                                                                      ----------
OHIO - 1.58%
    500,000  BUTLER COUNTY OH HOSPITAL FACILITIES REVENUE MIDDLETOWN HOSPITAL PROJECT           5.00      11/15/28       431,330
  1,000,000  ERIE COUNTY OH FRANCISCAN SERVICES CORPORATION REVENUE PROVIDENCE
             HOSPITAL INCORPORATED PROJECT                                                      6.00      01/01/13     1,018,450
  2,000,000  FRANKLIN COUNTY OH HEALTH CARE REVENUE FRIENDSHIP VILLAGE DUBLIN OHIO
             PROJECT                                                                            5.50      11/01/16     1,948,440
    250,000  JOHNSTOWN OH WATER & SEWER REVENUE WATERWORKS SYSTEMS REVENUE                      6.00      12/01/17       257,098
    600,000  MASON OH TRANSPORTATION REVENUE TAX INCREMENTAL FINANCING REVENUE
             JW HARRIS DEVELOPMENT LIMITED PROJECT                                              5.30      12/01/18       580,962
     75,830  MONTGOMERY OH GO MONTGOMERY WOODS PROJECT                                          6.00      12/01/17        78,382
    500,000  OAK HILLS OH LOCAL SCHOOL DISTRICT GO SERIES A                                     5.70      12/01/25       514,375
  1,960,000  PIKE COUNTY OH HOSPITAL FACILITIES REVENUE PIKE HEALTH SERVICES
             INCORPORATED PROJECT                                                               7.00      07/01/22     1,886,519

                                                                                                                       6,715,556
                                                                                                                      ----------

                                                                53

PRINCIPAL   SECURITY NAME                                                                 INTEREST RATE MATURITY DATE     VALUE
OKLAHOMA - 0.14%
$   200,000  PRYOR CREEK OK ECONOMIC DEVELOPMENT AUTHORITY MORTGAGE REVENUE SERIES A
             COLLATERALIZED BY FNMA                                                             7.13%     07/01/21    $  200,218
    370,000  TULSA COUNTY OK HOME FINANCE AUTHORITY MORTGAGE REVENUE SERIES C
             COLLATERALIZED BY GNMA REMARKETED 05/22/91                                         7.10      06/01/22       377,374

                                                                                                                         577,592
                                                                                                                      ----------
OREGON - 4.30%
  1,500,000  KLAMATH FALLS OR ELECTRIC REVENUE LIEN-KLAMATH COGEN PROJECT                       5.88      01/01/16     1,467,150
  9,000,000  KLAMATH FALLS OR ELECTRIC REVENUE LIEN-KLAMATH COGEN PROJECT                       6.00      01/01/25     8,758,440
    500,000  LANE COUNTY OR EDUCATION FACILITIES REVENUE SCHOOL DISTRICT #52
             BETHEL PROJECT                                                                     5.63      06/15/20       517,315
    500,000  OREGON STATE ECONOMIC DEVELOPMENT AGENCY IDR PACIFIC CORPORATION PROJECT
             SERIES 183                                                                         5.70      12/01/25       469,600
  2,000,000  OREGON STATE GO VETERANS WELFARE PROJECT SERIES 81                                 5.25      10/01/42     1,895,320
  1,500,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
             HEALTH CARE REVENUE PEACE HEALTH PROJECT AMBAC INSURED                             5.00      11/15/32     1,419,495
  1,000,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
             REVENUE                                                                            5.25      10/01/16       817,370
  1,000,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
             SERIES A                                                                           5.75      10/01/25       950,280
  2,000,000  WASHINGTON COUNTY OR HOUSING AUTHORITY REVENUE AFFORDABLE HOUSING POOL
             SERIES A                                                                           6.13      07/01/29     1,985,540

                                                                                                                      18,280,510
                                                                                                                      ----------
PENNSYLVANIA - 6.85%
  2,000,000  CARBON COUNTY PA IDA PANTHER CREEK PARTNERS PROJECT                                6.70      05/01/12     2,104,860
  1,965,000  CARBON COUNTY PA IDA PANTHER CREEK PARTNERS REVENUE PROJECT                        6.65      05/01/10     2,066,001
  2,250,000  CHESTER COUNTY PA HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
             JEFFERSON HEALTH SYSTEM SERIES B                                                   5.38      05/15/27     2,163,443
    500,000  DAUPHIN COUNTY PA GENERAL AUTHORITY REVENUE OFFICE & PARKING FORUM PLACE
             PROJECT SERIES A                                                                   6.00      01/15/25       350,010
    500,000  DELAWARE COUNTY PA AUTHORITY HOSPITAL REVENUE CROZER-CHESTER PROJECT               6.00      12/15/20       475,045
  2,750,000  MONTGOMERY COUNTY PA HIGHER EDUCATION & HEALTH AUTHORITY HEALTH CARE REVENUE
             MONTGOMERY HOSPITAL MEDICAL CENTER PROJECT SERIES B                                6.60      07/01/10     2,828,815
  5,100,000  PENNSYLVANIA ECONOMIC DEVELOPMENT AUTHORITY REVENUE AMTRAK PROJECT SERIES A        6.38      11/01/41     5,124,327
  1,250,000  PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 59A                                5.80      10/01/29     1,257,300
  6,000,000  PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT LOAN REVENUE
             AMBAC INSURED +                                                                   10.65      03/01/22     6,270,000
    500,000  PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT LOAN REVENUE
             SERIES A AMBAC INSURED                                                             7.05      10/01/16       509,770
  5,720,000  PHILADELPHIA PA SCHOOL DISTRICT GO SERIES A MBIA INSURED                           4.50      04/01/23     5,045,784
    500,000  SCRANTON-LACKAWANNA PA HEALTH & WELFARE AUTHORITY HEALTH CARE MOSES TAYLOR
             HOSPITAL PROJECT PENN SECURITY                                                     6.25      07/01/20       414,995
    500,000  WARREN COUNTY PA HOSPITAL AUTHORITY REVENUE WARREN GENERAL HOSPITAL PROJECT
             SERIES A                                                                           6.90      04/01/11       508,829

                                                                                                                      29,119,179
                                                                                                                      ----------
RHODE ISLAND - 0.28%
    150,000  CONVENTION CENTER AUTHORITY REVENUE RI SERIES A AMBAC INSURED                      5.75      05/15/20       159,759
  1,000,000  RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION SFMR HOMEOWNERSHIP
             PROJECT SERIES 23                                                                  5.95      04/01/29     1,028,220

                                                                                                                       1,187,979
                                                                                                                      ----------

                                                                54

PRINCIPAL   SECURITY NAME                                                                 INTEREST RATE MATURITY DATE     VALUE
SOUTH CAROLINA - 3.02%
$ 8,800,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC TOLL ROAD REVENUE CAPITAL
             APPRECIATION SERIES B                                                              5.73%(A)  01/01/17    $2,349,600
  9,100,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC TOLL ROAD REVENUE CAPITAL
             APPRECIATION SERIES B                                                              5.75(A)   01/01/18     2,224,950
  9,400,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC TOLL ROAD REVENUE CAPITAL
             APPRECIATION SERIES B                                                              5.75(A)   01/01/19     2,104,660
    500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC TOLL ROAD REVENUE CAPITAL
             APPRECIATION SERIES B                                                              5.90(A)   01/01/31        38,925
  5,000,000  TOBACCO SETTLEMENT REVENUE MANAGEMENT SERIES B                                     6.00      05/15/22     5,076,700
  1,000,000  UNIVERSITY OF SC UNIVERSITY REVENUE MBIA INSURED                                   5.75      06/01/26     1,024,960

                                                                                                                      12,819,795
                                                                                                                      ----------
SOUTH DAKOTA - 1.00%
  3,500,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE HURON
             REGIONAL MEDICAL CENTER                                                            7.30      04/01/16     3,720,220
    500,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE HURON
             REGIONAL MEDICAL CENTER                                                            7.25      04/01/20       517,025

                                                                                                                       4,237,245
                                                                                                                      ----------
TEXAS - 14.92%
  6,000,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER FIRST TIER
             PROJECT SERIES B                                                                   5.75      01/01/32     6,020,880
  3,500,000  AUSTIN TX IDR CONVENTION ENTERPRISES INCORPORATED PROJECT FIRST TIER
             SERIES A                                                                           6.70      01/01/32     3,525,830
    225,000  BAYTOWN TX HOUSING FINANCE CORPORATION SFMR SERIES 1992 A                          8.50      09/01/11       238,779
    500,000  BEAUMONT TX HOUSING CORPORATION MFHR PARK SHADOWS PROJECT SERIES A
             COLLATERALIZED BY FNMA                                                             6.45      06/15/22       500,180
    325,000  CARROLL TX INDEPENDENT SCHOOL DISTRICT GO PSF-GTD INSURED                          6.75      08/15/20       386,341
    810,000  CORPUS CHRISTI TX HFA REVENUE SERIES A MBIA INSURED                                7.70      07/01/11       836,754
    700,000  DENISON TX HOSPITAL AUTHORITY REVENUE TEXOMA MEDICAL CENTER INCORPORATED
             PROJECT                                                                            6.13      08/15/17       638,582
  2,395,000  DESOTO TX HOUSING FINANCE CORPORATION MFHR WINDSOR FOUNDATION PROJECT
             SERIES A                                                                           7.00      02/01/25     2,695,980
  4,000,000  EL PASO TX HOUSING FINANCE CORPORATION SFMR SERIES A COLLATERALIZED BY GNMA        4.85      04/01/33     4,254,040
    160,000  GALVESTON COUNTY TX PROPERTY FINANCE AUTHORITY INCORPORATED SFMR SERIES A          8.50      09/01/11       165,400
  1,300,000  GRAPE CREEK-PULLIAM TX INDEPENDENT SCHOOL DISTRICT PUBLIC FACILITIES
             CORPORATION GO                                                                     7.25      05/15/21     1,504,503
  1,070,000  HARLANDALE TX INDEPENDENT SCHOOL DISTRICT PUBLIC FACILITIES CORPORATION
             LEASE REVENUE                                                                      5.50      10/15/12     1,159,377
    500,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT MARINE TERMINAL REVENUE GATX
             TERMINALS CORPORATION PROJECT                                                      6.95      02/01/22       510,720
  2,040,000  HOUSTON TX HOUSING FINANCE CORPORATION SFMR SERIES A1                              8.00      06/01/14     2,163,196
  1,245,000  HOUSTON TX HOUSING FINANCE CORPORATION SFMR SERIES B1                              8.00      06/01/14     1,347,327
  1,000,000  LA PORTE TX INDEPENDENT SCHOOL DISTRICT PSF-GTD INSURED                            4.25      02/15/19       870,080
  3,040,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH SYSTEM REVENUE
             MEMORIAL HEALTH SYSTEM OF EAST TEXAS                                               6.88      02/15/26     2,788,227
  1,505,000  PFLUGERVILLE TX GO FGIC INSURED                                                    4.75      08/01/24     1,364,313
    765,000  PORT ARTHUR TX HOUSING FINANCE CORPORATION SFMR                                    8.70      03/01/12       813,830
  4,180,000  SAN ANTONIO TX HEFA REVENUE UNIVERSITY OF TEXAS AT SAN ANTONIO PHASE 1             7.13      11/01/15     4,422,440
    200,000  SOCORRO TX EDUCATION FACILITIES REVENUE INDEPENDENT SCHOOL DISTRICT GO
             PREREFUNDED 02/15/06 @ 100                                                         5.75      02/15/21       204,162
  2,200,000  SOCORRO TX INDEPENDENT SCHOOL DISTRICT                                             5.38      08/15/19     2,223,738
    160,000  TEXARKANA TX HFFA WADLEY REGIONAL MEDICAL CENTER SERIES B MBIA INSURED             6.00      10/01/17       174,174

                                                                55

PRINCIPAL   SECURITY NAME                                                                    INTEREST RATE MATURITY DATE    VALUE
TEXAS (continued)
$ 2,200,000  TEXAS STATE DEPARTMENT OF HOUSING AND COMMUNITY AFFAIRS SFMR SERIES A                 8.10%     09/01/15    $2,385,328
  3,250,000  TEXAS STATE HOUSING REVENUE SERIES A                                                  5.65      12/01/17     3,271,028
  7,000,000  TEXAS STATE STUDENT HOUSING AUTHORITY SERIES A MBIA INSURED                           5.38      01/01/23     6,840,680
  2,470,000  TEXAS STATE STUDENT HOUSING AUTHORITY SERIES B                                        6.75      01/01/33     2,422,872
  5,110,000  TEXAS STATE STUDENT HOUSING CORPORATION EDUCATION FACILITIES REVENUE DENTON
             PROJECT UNIVERSITY OF NORTH TEXAS PROJECT                                             6.75      07/01/21     5,001,770
  4,780,000  TRAVIS COUNTY TX HFA MFHR LAKEVIEW APARTMENTS PROJECT SERIES A                        6.25      07/01/27     4,672,831

                                                                                                                         63,403,362
                                                                                                                         ----------
UTAH - 1.98%
    500,000  PROVO CITY UT HOUSING AUTHORITY MFHR LOOKOUT POINTE APARTMENTS PROJECT
             COLLATERALIZED BY GNMA                                                                5.80      07/20/22       505,335
    275,000  SALT LAKE CITY UT METROPOLITAN WATER DISTRICT WATER REVENUE FGIC INSURED              4.10      08/01/04       254,628
  1,860,000  SALT LAKE COUNTY UT EDUCATIONAL FACILITIES REVENUE WESTMINISTER COLLEGE PROJECT       5.75      10/01/27     1,818,280
  3,270,000  SALT LAKE COUNTY UT HOUSING AUTHORITY MFHR BRIDGESIDE PROJECT FHA INSURED             6.38      11/01/33     3,361,527
  1,100,000  UTAH STATE BOARD REGENTS STUDENT LOAN REVENUE SERIES H AMBAC INSURED                  6.70      11/01/15     1,133,352
    250,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY LEASE REVENUE STATE FACILITIES
             MASTER LEASE PROGRAM SERIES C FSA INSURED                                             5.50      05/15/19       262,008
     45,000  UTAH STATE HOUSING FINANCE AGENCY SFMR FHA/VA/PRIVATE MORTGAGES INSURED               6.80      01/01/12        45,939
      5,000  UTAH STATE HOUSING FINANCE AUTHORITY SFMR SENIOR ISSUE D2 FHA & VA INSURED            6.45      01/01/11         5,137
  1,000,000  WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY LEASE REVENUE MBIA INSURED               5.75      12/15/19     1,031,730

                                                                                                                          8,417,936
                                                                                                                         ----------
VERMONT - 0.31%
    365,000  VERMONT HOUSING FINANCE AGENCY SFMR SERIES 9 MBIA INSURED                             6.00      05/01/37       370,734
    900,000  VERMONT STATE STUDENT ASSISTANCE REVENUE FINANCING PROGRAM SERIES B FSA INSURED       6.70      12/15/12       930,249

                                                                                                                          1,300,983
                                                                                                                         ----------
VIRGINIA - 2.31%
  3,000,000  FAIRFAX COUNTY VA REDEVELOPMENT & HOUSING AUTHORITY MFHR BURKE SHIRE COMMONS          7.60      10/01/36     3,209,880
    250,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD REVENUE SERIES A                          5.00      08/15/05       237,278
  1,000,000  POCAHONTAS PARKWAY ASSOCIATION VA TRANSPORTATION REVENUE SERIES A                     5.25      08/15/08       903,510
  1,000,000  POCAHONTAS PARKWAY ASSOCIATION VA TRANSPORTATION REVENUE SERIES A                     5.50      08/15/28       739,080
  5,775,000  POCAHONTAS PARKWAY ASSOCIATION VA TRANSPORTATION REVENUE SERIES B                     5.50(A)   08/15/12     2,266,919
  2,500,000  VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY COMMONWEALTH SERIES H MBIA INSURED       5.35      07/01/31     2,475,824

                                                                                                                          9,832,491
                                                                                                                         ----------
WASHINGTON - 6.35%
    500,000  CLARK COUNTY WA SCHOOL DISTRICT #98 HOCKINSON EDUCATION FACILITIES REVENUE
             MBIA INSURED                                                                          6.15      12/01/15       546,955
  3,000,000  ENERGY NORTHWEST WA SERIES A                                                          6.00      07/01/23     2,898,210
    110,000  KING COUNTY WA WATER & SEWER REVENUE GO MBIA INSURED                                  6.13      01/01/33       116,794
  1,748,000  KITSAP COUNTY WA HOUSING AUTHORITY REVENUE MFHR LOW INCOME HOUSING
             COLLATERALIZED BY GNMA                                                                7.10      08/20/16     1,938,147
  6,205,000  PORT LONGVIEW WA REVENUE SERIES A                                                     5.00      12/01/14     5,943,211
  1,000,000  SEATTLE WA HOUSING AUTHORITY MFHR LOW INCOME LOAN-KIN PROJECT
             COLLATERALIZED BY GNMA                                                                7.40      11/20/36     1,115,880


                                                                56

PRINCIPAL   SECURITY NAME                                                                    INTEREST RATE MATURITY DATE     VALUE
WASHINGTON (continued)
$   500,000  SEATTLE WA WATER SYSTEM REVENUE SERIES B FGIC INSURED                                 6.00%     07/01/29    $  530,905
    220,000  SNOHOMISH COUNTY WA PUBLIC UTILITY DISTRICT POWER REVENUE GENERATION
             SYSTEM PROJECT FGIC INSURED                                                           6.00      01/01/18       233,438
    110,000  STEVENS COUNTY WA PCR WASHINGTON WATER & POWER COMPANY KETTLE PROJECT                 6.00      12/01/23       106,863
  2,035,000  VANCOUVER WA HOUSING AUTHORITY REVENUE POOLED HOUSING SENIOR SERIES A                 5.50      03/01/28     1,945,236
  1,100,000  VANCOUVER WA HOUSING AUTHORITY REVENUE SPRINGBROOK SQUARE SERIES A                    5.65      03/01/31       967,945
  3,690,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE GROUP HEALTH
             COOPERATIVE OF PUGET SOUND AMBAC INSURED                                              5.38      12/01/16     3,706,457
  1,400,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE KADLEC MEDICAL
             CENTER PROJECT                                                                        6.00      12/01/30     1,431,906
    535,000  WASHINGTON STATE HOUSING FINANCE COMMISSION SFMR GNMA & FNMA SECURITIES
             PROGRAM SERIES E COLLATERALIZED BY GNMA/FNMA                                          7.10      07/01/22       542,356
  1,000,000  WASHINGTON STATE PUBLIC POWER SUPPLY SERIES C FSA INSURED                             5.38      07/01/15     1,006,490
  3,980,000  WASHINGTON STATE UNIVERSITY OF WASHINGTON EDUCATION LEASE REVENUE 4225 ROOSEVELT
             PROJECT SERIES A MBIA-IBC INSURED                                                     5.38      06/01/29     3,957,752

                                                                                                                         26,988,545
                                                                                                                         ----------
WEST VIRGINIA - 0.03%
    140,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY REVENUE FAIRMONT GENERAL HOSPITAL
             PROJECT SERIES A                                                                      6.75      03/01/14       139,181
                                                                                                                         ----------

WISCONSIN - 2.13%
    550,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME OWNERSHIP
             REVENUE SERIES A                                                                      6.00      09/01/15       555,016
    145,000  WISCONSIN STATE GO SERIES D                                                           5.80      05/01/20       146,537
  1,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE AGNESIAN
             HEALTHCARE INCORPORATED PROJECT                                                       6.00      07/01/30     1,002,870
  7,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE AURORA
             HEALTH CARE PROJECT SERIES B                                                          5.63      02/15/29     6,321,910
  1,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE FRANCISCAN
             SKEMP MEDICAL CENTER INCORPORATED PROJECT                                             6.13      11/15/15     1,032,950

                                                                                                                          9,059,283
                                                                                                                         ----------
WYOMING - 0.58%
    500,000  JACKSON WY NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION GAS SUPPLY
             REVENUE LOWER VALLEY POWER & LIGHT PROJECT SERIES B                                   5.88      05/01/26       506,305
    600,000  TETON COUNTY WY HOSPITAL DISTRICT REVENUE ACA-CBI INSURED                             5.80      12/01/17       603,936
    350,000  WYOMING CDA HOUSING REVENUE SERIES 4 REMARKETED 08/21/97                              5.85      06/01/28       352,576
  1,000,000  WYOMING CDA SFMR SERIES A FHA/VA INSURED                                              6.00      06/01/23     1,012,539

                                                                                                                          2,475,356
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $394,084,032)                                                                               401,051,637
                                                                                                                        -----------
MUNICIPAL DEMAND NOTES - 0.12%

KANSAS - 0.12%
    500,000  KANSAS STATE DEPARTMENT OF TRANSPORTATION HIGHWAY REVENUE SERIES B-2 ++
             (COST $500,000)                                                                       1.70      09/01/20       500,000
                                                                                                                         ----------

SHARES                                                                                                                    VALUE
CLOSED END MUTUAL FUNDS - 4.30%
     60,485  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                      $  821,386
    357,724  DREYFUS MUNICIPAL INCOME FUND                                                                             3,083,581
     75,530  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                       634,452
    261,246  DREYFUS STRATEGIC MUNICIPALS FUND                                                                         2,625,522
      8,585  EATON VANCE MUNICIPAL INCOME TRUST                                                                          119,074
    100,136  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                     1,305,773
     24,112  MUNICIPAL PARTNERS FUND                                                                                     303,570
    115,082  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                  1,666,387
    189,766  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                 2,757,300
    105,143  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                      1,440,459
     91,984  SELIGMAN SELECT MUNICIPAL FUND                                                                              949,275
     57,004  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                 811,751
     42,975  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                              552,671
     80,979  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                          1,179,056

TOTAL CLOSED END MUTUAL FUNDS (COST $15,868,592)                                                                      18,250,257
                                                                                                                      ----------

PRINCIPAL                                                                                INTEREST RATE
SHORT TERM INVESTMENTS - 0.17%

    701,568  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL                                         1.53%                   701,568
                                                                                                                    ------------
MONEY MARKET FUND - (COST $701,568)

TOTAL INVESTMENTS IN SECURITIES
(COST $411,154,192)*                            98.97%                                                               $420,503,462
OTHER ASSETS AND LIABILITIES, NET                1.03                                                                   4,382,669
                                               -------                                                               ------------
TOTAL NET ASSETS                               100.00%                                                               $424,886,131
                                               =======                                                               ============

+  VARIABLE RATE SECURITIES.

++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

(A) ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.

# STEPPED COUPON BOND. ACCRUES NO INTEREST UNTIL 6/15/11.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $16,556,477
   GROSS UNREALIZED DEPRECIATION                                   (7,207,207)
                                                                  ------------
   NET UNREALIZED APPRECIATION                                    $ 9,349,270

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NEBRASKA TAX-FREE FUND

                                                                                              INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE      DATE         VALUE
MUNICIPAL BONDS - 97.70%

COLORADO - 0.87%
 $ 600,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                              5.70%   09/15/23     $ 549,060
                                                                                                                     ---------
ILLINOIS - 0.98%
   600,000  PALATINE IL MFHR PRAIRIEBROOK PROJECT SERIES A COLLATERALIZED BY FNMA               5.50    12/01/26       622,308
                                                                                                                     ---------
MINNESOTA - 1.60%
 1,000,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION GROSS REVENUE GIANTS
            RIDGE RECREATIONAL AREA                                                             7.25    11/01/16     1,012,950
                                                                                                                     ---------
NEBRASKA - 85.65%
   300,000  CORNHUSKER PUBLIC WATER DISTRICT NE ELECTRIC SYSTEM REVENUE                         5.20    03/01/03       310,298
 1,000,000  DAWSON COUNTY NE SCHOOL DISTRICT #1 GO                                              5.50    12/15/26     1,014,110
 2,000,000  DODGE COUNTY NE GO SCHOOL DISTRICT #1 FREMONT FSA INSURED                           5.50    12/15/20     2,048,220
 3,000,000  DOUGLAS COUNTY NE SCHOOL DISTRICT #54 RALSTON PUBLIC SCHOOLS FSA INSURED            5.20    12/15/26     2,950,500
 1,500,000  DOUGLAS COUNTY NE SCHOOL DISTRICT GO SERIES B                                       5.00    12/15/18     1,491,480
 1,000,000  DOUGLAS COUNTY NE ZOO FACILITY REVENUE OMAHA HENRY DOORLY ZOO PROJECT               5.88    09/01/14     1,058,340
 1,500,000  FREMONT NE COMBINED UTILITY SYSTEMS REVENUE SERIES B MBIA INSURED                   5.00    10/15/21     1,456,230
 1,000,000  GRAND ISLAND NE ELECTRIC REVENUE MBIA INSURED                                       5.13    08/15/16     1,003,350
   500,000  GRAND ISLAND NE SANITATION SEWER REVENUE                                            5.60    04/01/06       527,365
   500,000  GRAND ISLAND NE SANITATION SEWER REVENUE                                            5.75    04/01/07       525,420
 2,520,000  LANCASTER COUNTY NE HFFA HOSPITAL REVENUE BRYAN MEDICAL CENTER PROJECT
            SERIES A AMBAC INSURED                                                              5.50    06/01/20     2,564,352
 1,000,000  LANCASTER COUNTY NE HFFA HOSPITAL REVENUE BRYAN MEMORIAL HOSPITAL PROJECT SERIES A
            MBIA INSURED                                                                        5.10    06/01/10     1,035,080
 1,000,000  LANCASTER COUNTY NE SCHOOL DISTRICT #1 GO LINCOLN PUBLIC SCHOOLS                    5.25    07/15/19     1,004,980
 1,000,000  LANCASTER COUNTY NE SCHOOL DISTRICT #1 GO LINCOLN PUBLIC SCHOOLS PROJECT            5.00    01/15/09     1,031,120
   600,000  LANCASTER COUNTY NE SCHOOL DISTRICT #145 GO WAVERLY PROJECT AMBAC INSURED           5.70    12/01/16       614,010
 1,500,000  LINCOLN NE ELECTRIC SYSTEM REVENUE SERIES A                                         5.30    09/01/09     1,545,675
   500,000  LINCOLN NE ELECTRIC SYSTEM REVENUE SERIES A                                         5.40    09/01/10       515,140
   300,000  LINCOLN NE HOSPITAL REVENUE LINCOLN GENERAL PROJECT SERIES A FSA INSURED
            PREREFUNDED 12/01/02 @ 102                                                          5.60    12/01/03       316,329
 1,000,000  LINCOLN NE PACKAGE REVENUE SERIES A                                                 5.38    08/15/14     1,033,710
   400,000  LINCOLN NE POWER SUPPLY FACILITIES ELECTRIC SYSTEM REVENUE SERIES A
            PREREFUNDED 09/01/02 @ 102                                                          5.40    09/01/04       417,752
   500,000  LINCOLN NE WATERWORKS REVENUE                                                       5.30    08/15/09       528,565
   500,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMUNITY TAX SUPPORTED LEASE RENTAL
            REVENUE GO OF COMMUNITY                                                             5.25    10/15/08       531,240
   745,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMUNITY TAX SUPPORTED LEASE RENTAL
            REVENUE GO OF COMMUNITY                                                             5.80    10/15/18       777,668
 1,000,000  MADISON COUNTY NE HOSPITAL REVENUE                                                  5.50    07/01/21       992,910
   400,000  MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS REVENUE SERIES A
            AMBAC INSURED                                                                       5.40    04/01/03       414,624
   500,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION NE UTILITIES REVENUE
            DTV PROJECT                                                                         6.00    02/01/07       543,795
 1,250,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION NE UTILITIES REVENUE
            DTV PROJECT                                                                         6.00    02/01/10     1,372,900
   490,000  NEBRASKA INVESTMENT FINANCE AUTHORITY HOSPITAL REVENUE GREAT PLAINS REGIONAL
            MEDICAL CENTER PROJECT                                                              5.55    05/15/03       509,654

                                                                                              INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE      DATE         VALUE
NEBRASKA (continued)
 $ 500,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY DWELLING REVENUE FATHER FLANAGANS BOYS
            HOME PROJECT AMBAC INSURED                                                          5.00%   07/01/03    $  501,040
 1,000,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY HFFA CHILDRENS HEALTHCARE SERVICES
            AMBAC INSURED                                                                       5.00    08/15/11     1,024,420
   125,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY REVENUE SERIES A1                           5.40    09/01/03       126,593
 1,925,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY REVENUE SFMR SERIES C                       6.30    09/01/20     2,009,103
   360,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY REVENUE STATE REVOLVING FUND                6.40    07/01/05       372,031
   885,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY SFMR COLLATERALIZED BY
            GNMA/FNMA/FHLMC SERIES C                                                            5.65    03/01/28       892,496
 1,000,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY SFMR COLLATERALIZED BY
            GNMA/FNMA/FHLMC SERIES E                                                            5.90    09/01/24     1,016,720
 1,995,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY SFMR COLLATERALIZED BY
            GNMA/FNMA/FHLMC SERIES E                                                            5.95    09/01/31     2,029,095
 1,250,000  NEBRASKA PUBLIC GAS AGENCY GAS SUPPLY SYSTEMS REVENUE SERIES A                      5.30    04/01/03     1,280,175
   225,000  NEBRASKA PUBLIC POWER DISTRICT REVENUE ELECTRIC SYSTEMS SERIES A                    6.00    01/01/06       229,500
 1,000,000  NEBRASKA PUBLIC POWER DISTRICT REVENUE SERIES A FSA INSURED                         5.13    01/01/19       996,070
 1,020,000  NEBRASKA PUBLIC POWER DISTRICT REVENUE SERIES A MBIA INSURED                        5.25    01/01/12     1,058,923
 1,000,000  OMAHA NE AIRPORT AUTHORITY AIRPORT REVENUE FSA INSURED                              5.50    01/01/14     1,032,230
   700,000  OMAHA NE GO                                                                         5.25    12/01/12       729,617
 1,000,000  OMAHA NE HOUSING AUTHORITY COLLATERALIZED BY GNMA                                   5.25    05/20/28       966,690
   500,000  OMAHA NE IMPOUND FACILITIES CORPORATION                                             5.55    08/01/14       505,420
   475,000  OMAHA NE PARKING FACILITIES CORPORATION LEASE REVENUE OMAHA PARK
            FOUR & FIVE PROJECTS                                                                5.20    09/15/09       496,028
   500,000  OMAHA NE PARKING FACILITIES CORPORATION LEASE REVENUE OMAHA PARK
            FOUR & FIVE PROJECTS                                                                5.70    09/15/15       520,720
   250,000  OMAHA NE PARKING FACILITIES CORPORATION LEASE REVENUE OMAHA PARK
            SEVEN PROJECT SERIES A                                                              5.50    05/01/16       258,408
 1,000,000  OMAHA NE PUBLIC POWER DISTRICT ELECTRIC REVENUE SERIES A                            5.40    02/01/06     1,069,560
   500,000  OMAHA NE PUBLIC POWER DISTRICT ELECTRIC REVENUE SERIES B                            5.60    02/01/12       514,605
   750,000  OMAHA NE PUBLIC POWER DISTRICT ELECTRIC REVENUE SERIES D                            5.30    02/01/16       754,920
 1,000,000  OMAHA NE SPECIAL TAX REVENUE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT               6.00    11/01/14     1,037,500
 1,500,000  OMAHA NE STADIUM FACILITIES CORPORATION SPORTS FACILITIES REVENUE ROSENBLATT
            STADIUM PROJECT                                                                     5.00    11/01/21     1,440,090
 1,000,000  UNIVERSITY OF NE CORPORATE FACILITIES REVENUE DEFERRED MAINTENANCE PROJECT          5.25    07/15/11     1,042,000
   700,000  UNIVERSITY OF NE CORPORATE FACILITIES REVENUE UNIVERSITY OF NEBRASKA MEDICAL
            CENTER PROJECT                                                                      5.45    07/01/08       740,579
 1,200,000  UNIVERSITY OF NE FACILITIES REVENUE MEMORIAL STADIUM IMPROVEMENT PROJECT            4.95    11/01/09     1,225,440
   740,000  UNIVERSITY OF NE UNIVERSITY REVENUE KEARNEY STUDENT FEES & FACILITIES PROJECT       5.75    07/01/20       762,696
   275,000  UNIVERSITY OF NE UNIVERSITY REVENUE STUDENT FEE & FACILITIES KEARNEY PROJECT        5.15    07/01/09       275,132
   310,000  UNIVERSITY OF NE UNIVERSITY REVENUE UNIVERSITY NEBRASKA-LINCOLN PACKAGE PROJECT     5.40    06/01/13       314,563
   800,000  UNIVERSITY OF NE UNIVERSITY REVENUE UNIVERSITY NEBRASKA-LINCOLN PACKAGE
            PROJECT                                                                             5.80    06/01/20       820,777

                                                                                                                    54,177,958
                                                                                                                    ----------
NEVADA - 0.95%
   175,000  NEVADA HOUSING DIVISION SFMR SERIES A1                                              5.60    10/01/07       185,571
   385,000  NEVADA STATE GO WATER POLLUTION CONTROL REVOLVING FUND PROJECT SERIES B             5.40    02/01/08       412,374

                                                                                                                       597,945
                                                                                                                    ----------

NEBRASKA TAX-FREE FUND

                                                                                              INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE      DATE         VALUE
NEW YORK - 0.24%
 $ 150,000  NEW YORK NY GO SERIES B FGIC INSURED                                                7.25%   10/01/05     $ 151,995

PUERTO RICO - 3.29%
   945,000  CHILDRENS TRUST FUND TOBACCO SETTLEMENT REVENUE                                     5.75    07/01/20       981,005
 1,000,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A FSA INSURED                           5.75    08/01/11     1,098,620

                                                                                                                     2,079,625
                                                                                                                   -----------
TEXAS - 1.59%
 1,000,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED SERIES A                              6.60    01/01/21     1,004,030
                                                                                                                   -----------
WASHINGTON - 2.53%
 1,000,000  SEATTLE WA DRAIN & WASTEWATER UTILITY REVENUE                                       5.75    11/01/12     1,077,070
   500,000  WASHINGTON STATE HFFA HEALTH CARE REVENUE SISTERS OF PROVIDENCE
            PROJECT FGIC INSURED                                                                5.90    10/01/03       526,740

                                                                                                                     1,603,810
                                                                                                                   -----------
TOTAL MUNICIPAL BONDS (COST $60,301,212)                                                                            61,799,681
                                                                                                                   -----------

MUNICIPAL DEMAND NOTES - 0.79%

NEBRASKA - 0.79%
   500,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY HEALTH FACILITIES REVENUE EMMANUEL
            HEALTH SYSTEMS PROJECT SERIES A ++ (COST $500,000)                                  1.95    07/01/30       500,000

SHARES

SHORT-TERM INVESTMENTS - 2.08%
   200,000  FEDERATED TAX-FREE OBLIGATIONS MONEY MARKET FUND                                    1.72                   200,000
 1,115,941  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND ~                     1.53                 1,115,941

TOTAL SHORT-TERM INVESTMENTS (COST $1,315,941)                                                                       1,315,941
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $62,117,153)*                            100.57%                                                             $63,615,622
OTHER ASSETS AND LIABILITIES, NET               (0.57)                                                                (362,339)
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                             $63,253,283
                                               ======                                                              ===========

++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                             $1,718,879
     GROSS UNREALIZED DEPRECIATION                               (220,410)
                                                               ----------
     NET UNREALIZED APPRECIATION                               $1,498,469

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OREGON TAX-FREE FUND

                                                                                              INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE      DATE         VALUE
MUNICIPAL BONDS - 93.12%

OREGON - 91.11%
$1,000,000  BENTON COUNTY OR HOSPITAL FACILITIES AUTHORITY REVENUE SAMARITAN HEALTH
            SERVICES PROJECT                                                                    5.13%   10/01/28     $ 895,170
   250,000  CHEMEKETA OR COMMUNITY COLLEGE DISTRICT EDUCATIONAL FACILITIES REVENUE MBIA
            INSURED                                                                             6.50    07/01/07       273,128
 1,000,000  CHEMEKETA OR COMMUNITY COLLEGE DISTRICT GO SERIES B FSA INSURED                     5.60    06/01/14     1,041,920
 2,500,000  CLACKAMAS COUNTY OR HOSPITAL FACILITIES AUTHORITY HEALTH CARE REVENUE
            LEGACY HEALTH SYSTEM PROJECT                                                        5.25    05/01/21     2,446,350
   495,000  CLACKAMAS COUNTY OR HOSPITAL FACILITIES AUTHORITY REVENUE JENNINGS LODGE PROJECT
            COLLATERALIZED BY GNMA                                                              7.50    10/20/31       502,143
 1,800,000  CLACKAMAS COUNTY OR HOSPITAL FACILITIES AUTHORITY REVENUE LEGACY HEALTH SYSTEMS     5.25    02/15/17     1,788,750
 1,000,000  CLACKAMAS COUNTY OR HOSPITAL FACILITIES AUTHORITY REVENUE ODD FELLOWS HOME
            SERIES A                                                                            5.88    09/15/21       858,700
   300,000  CLACKAMAS COUNTY OR HOSPITAL FACILITIES AUTHORITY REVENUE SISTERS PROVIDENCE
            SERIES A                                                                            6.38    10/01/05       308,121
   500,000  JACKSON COUNTY OR SCHOOL DISTRICT #4 GO SEATTLE FSA INSURED                         5.50    06/15/14       528,285
 2,000,000  KLAMATH FALLS OR ELECTRIC REVENUE LIEN-KLAMATH COGEN PROJECT                        6.00    01/01/25     1,946,320
   500,000  MULTNOMAN COUNTY OR EDUCATIONAL FACILITIES REVENUE UNIVERSITY OF PORTLAND PROJECT   6.00    04/01/25       510,700
 1,000,000  OREGON STATE DEPARTMENT ADMINISTRATIVE SERVICES COP SERIES A AMBAC INSURED          6.25    05/01/17     1,140,800
 1,000,000  OREGON STATE GO STATE BOARD HIGHER EDUCATION SERIES D                               5.75    08/01/29     1,041,090
   175,000  OREGON STATE GO VETERANS                                                            9.00    10/01/05       209,146
   250,000  OREGON STATE GO VETERANS SERIES LX1                                                 7.25    07/01/07       290,698
 1,000,000  OREGON STATE GO VETERANS WELFARE PROJECT SERIES 81                                  5.25    10/01/42       947,660
 1,765,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY GNMA
            MORTGAGE BACKED SECURITIES PROJECT SERIES A COLLATERALIZED BY GNMA                  5.00    06/20/42     1,895,063
 1,250,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY HEALTH
            CARE REVENUE LINFIELD COLLEGE PROJECT SERIES A                                      6.50    10/01/15     1,321,225
 2,000,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY HEALTH
            CARE REVENUE PEACE HEALTH PROJECT AMBAC INSURED                                     5.00    11/15/32     1,892,660
 2,650,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE     5.25    10/01/16     2,166,031
 1,500,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
            SENIOR LIEN ASPEN FOUNDATION II SERIES A                                            6.13    04/15/29     1,261,665
 1,000,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY SERIES A    5.75    10/01/25       950,280
 2,455,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT MORTGAGE REVENUE
            SFMR SERIES M                                                                       6.20    07/01/28     2,543,306
   750,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT MORTGAGE REVENUE
            SFMR SERIES Q                                                                       5.13    07/01/24       718,148
 1,000,000  PORT ST HELENS OR PCR PORTLAND GENERAL ELECTRIC COMPANY PROJECT SERIES A            5.25    08/01/14       846,610
   740,000  PORTLAND OR GO SERIES A                                                             4.88    06/01/18       718,636
 1,000,000  PORTLAND OR HOUSING AUTHORITY MFHR LA TOURELLE APARTMENTS SERIES A                  6.25    01/01/30       959,260
 1,000,000  PORTLAND OR HOUSING AUTHORITY REVENUE POOLED HOUSING SERIES A                       5.00    01/01/19       950,530
 1,000,000  PORTLAND OR URBAN RENEWAL & REDEVELOPMENT OREGON CONVENTION CENTER PROJECT
            SERIES A AMBAC INSURED                                                              5.75    06/15/16     1,062,130
 2,575,000  WASHINGTON & CLACKAMAS COUNTIES OR GO SCHOOL DISTRICT #23                           6.19(A) 06/15/24       719,404
   655,000  WASHINGTON COUNTY OR CLEAN WATER SERVICES SEWER REVENUE SENIOR LIEN FGIC INSURED    5.13    10/01/16       661,707
 1,000,000  WASHINGTON COUNTY OR GO SCHOOL DISTRICT FSA INSURED                                 5.38    06/15/13     1,048,690
 1,000,000  WASHINGTON COUNTY OR HOUSING AUTHORITY MFHR TUALATIN MEADOWS PROJECT
            COLLATERALIZED BY FNMA                                                              6.00    05/01/32     1,018,020
 1,000,000  WASHINGTON COUNTY OR HOUSING AUTHORITY REVENUE AFFORDABLE HOUSING POOL SERIES A     6.13    07/01/29       992,770
   550,000  WESTERN LANE OR HOSPITAL DISTRICT HOSPITAL FACILITIES AUTHORITY REVENUE SISTERS
            ST JOSEPH PEACE MBIA INSURED                                                        5.63    08/01/07       581,570

                                                                                                                    37,036,686
                                                                                                                   -----------

                                                                                              INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE      DATE         VALUE
PUERTO RICO - 2.01%
 $ 470,000  CHILDRENS TRUST FUND TOBACCO SETTLEMENT REVENUE                                      5.75%  07/01/20     $ 487,907
    25,000  COMMONWEALTH OF PUERTO RICO  AQUEDUCT & SEWER AUTHORITY REVENUE
            ESCROWED TO MATURITY                                                                10.25   07/01/09        31,147
   285,000  PUERTO RICO HOUSING FINANCE CORPORATION MFHR PORTFOLIO AI GOVERNMENT
            DEVELOPMENT BANK OF PUERTO RICO LOC                                                  7.50   04/01/22       296,175

                                                                                                                       815,229
                                                                                                                   -----------

TOTAL MUNICIPAL BONDS (COST $38,383,154)                                                                            37,851,915
                                                                                                                   -----------

MUNICIPAL DEMAND NOTES - 1.35%

OREGON - 1.35%
   550,000  HILLSBORO OR EDUCATION FACILITIES REVENUE OREGON GRADUATE INSTITUTE
            PROJECT ++ (COST $550,000)                                                           1.70   06/01/09       550,000

SHARES

CLOSED END MUTUAL FUNDS - 1.99%
    16,556  DREYFUS MUNICIPAL INCOME FUND                                                                              142,713
    11,636  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                       97,742
    18,350  DREYFUS STRATEGIC MUNICIPALS FUND                                                                          184,418
     1,608  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                       20,968
     1,250  MUNICIPAL PARTNERS FUND                                                                                     15,738
    10,263  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                  149,121
     6,122  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                        83,871
     1,048  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                              13,477
     6,808  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                            99,124

TOTAL CLOSED END MUTUAL FUNDS (COST $699,198)                                                                          807,172
                                                                                                                   -----------

SHORT-TERM INVESTMENTS - 2.12%

   862,900  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND ~ (COST $862,900)      1.53                  862,900

TOTAL INVESTMENTS IN SECURITIES

(COST $40,495,252)*                             98.58%                                                             $40,071,987
OTHER ASSETS AND LIABILITIES, NET                1.42                                                                  578,023
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                             $40,650,010
                                               ======                                                              ===========

(A)  ZERO COUPON BOND

++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                            $  897,669
     GROSS UNREALIZED DEPRECIATION                            (1,320,934)
                                                              -----------
     NET UNREALIZED DEPRECIATION                              $ (423,265)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS
STATEMENTS OF ASSETS & LIABILITIES-- DECEMBER 31, 2001 (UNAUDITED)

                                                                                      CALIFORNIA
                                                                           ARIZONA  LIMITED TERM     CALIFORNIA
                                                                          TAX-FREE      TAX-FREE       TAX-FREE
---------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                     $23,632,986   $59,121,283   $603,890,799
   CASH                                                                     51,004        51,948         54,865
   RECEIVABLE FOR INTEREST AND OTHER                                       460,081       852,243      8,964,999
   RECEIVABLE FOR INVESTMENTS SOLD                                               0             0              0
   RECEIVABLE FOR FUND SHARES ISSUED                                           401       107,843      1,680,304
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES                             0             0              0
   PREPAID EXPENSES AND OTHER ASSETS                                           490             0          7,567
                                                                       -----------   -----------   ------------
TOTAL ASSETS                                                            24,144,962    60,133,317    614,598,534
                                                                       -----------   -----------   ------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                             0       599,516              0
   DIVIDENDS PAYABLE                                                        56,512        36,047        952,925
   PAYABLE FOR FUND SHARES REDEEMED                                         20,395         8,976        381,594
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                              5,540        24,360        259,861
   PAYABLE TO OTHER RELATED PARTIES                                          2,716         7,327         75,621
   ACCRUED EXPENSES AND OTHER LIABILITIES                                   42,249        47,237        253,418
                                                                       -----------   -----------   ------------
TOTAL LIABILITIES                                                          127,412       723,463      1,923,419
                                                                       -----------   -----------   ------------
TOTAL NET ASSETS                                                       $24,017,550   $59,409,854   $612,675,115
                                                                       ===========   ===========   ============
NET ASSETS CONSIST OF:
   PAID-IN CAPITAL                                                     $23,854,585   $58,940,907   $583,824,089
   UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                    (3,742)            3        (41,274)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                  (175,580)         (706)      (224,128)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS               342,287       469,650     29,116,428
                                                                       -----------   -----------   ------------
TOTAL NET ASSETS                                                       $24,017,550   $59,409,854   $612,675,115
                                                                       ===========   ===========   ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
NET ASSETS - CLASS A                                                   $ 6,890,988   $49,879,420   $381,772,000
SHARES OUTSTANDING - CLASS A                                               662,977     4,819,026     34,077,231
NET ASSET VALUE PER SHARE - CLASS A                                    $     10.39   $     10.35   $      11.20
MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1)                          $     10.88   $     10.84   $      11.73
NET ASSETS - CLASS B                                                   $ 5,551,522           N/A   $145,763,725
SHARES OUTSTANDING - CLASS B                                               553,747           N/A     12,765,434
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                 $     10.03           N/A   $      11.42
NET ASSETS - CLASS C                                                           N/A           N/A   $ 39,121,845
SHARES OUTSTANDING - CLASS C                                                   N/A           N/A      3,425,548
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                         N/A           N/A   $      11.42
NET ASSETS - INSTITUTIONAL CLASS                                       $11,575,040   $ 9,530,434   $ 46,017,545
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                 1,113,157       935,428      4,097,514
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS     $     10.40   $     10.19   $      11.23
                                                                       -----------   -----------   ------------
INVESTMENTS AT COST (NOTE 10)                                          $23,290,699   $58,651,633   $574,774,371
                                                                       ===========   ===========   ============

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                          NATIONAL
                                                                           COLORADO       MINNESOTA   LIMITED TERM
                                                                           TAX-FREE        TAX-FREE       TAX-FREE
------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                     $118,693,980    $258,459,911    $68,087,223
   CASH                                                                      51,024          50,000         50,000
   RECEIVABLE FOR INTEREST AND OTHER                                      1,210,037       4,762,215        655,655
   RECEIVABLE FOR INVESTMENTS SOLD                                                0               0              0
   RECEIVABLE FOR FUND SHARES ISSUED                                      1,069,944          91,113        477,400
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES                              0               0              0
   PREPAID EXPENSES AND OTHER ASSETS                                          1,472               0              0
                                                                       ------------    ------------    -----------
TOTAL ASSETS                                                            121,026,457     263,363,239     69,270,278
                                                                       ------------    ------------    -----------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                      1,217,029       3,993,141      1,029,537
   DIVIDENDS PAYABLE                                                        317,176         807,794        163,558
   PAYABLE FOR FUND SHARES REDEEMED                                          13,342         263,135              0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                              36,576          84,647         12,852
   PAYABLE TO OTHER RELATED PARTIES                                          13,292          29,000          7,398
   ACCRUED EXPENSES AND OTHER LIABILITIES                                    56,119         151,624         28,547
                                                                       ------------    ------------    -----------
TOTAL LIABILITIES                                                         1,653,534       5,329,341      1,241,892
                                                                       ------------    ------------    -----------
TOTAL NET ASSETS                                                       $119,372,923    $258,033,898    $68,028,386
                                                                       ============    ============    ===========
NET ASSETS CONSIST OF:
   PAID-IN CAPITAL                                                     $118,811,140    $254,681,141    $68,531,283
   UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                     13,122         (26,068)       (61,237)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                 (3,284,358)     (2,471,461)    (1,320,428)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS              3,833,019       5,850,286        878,768
                                                                       ------------    ------------    -----------
TOTAL NET ASSETS                                                       $119,372,923    $258,033,898    $68,028,386
                                                                       ============    ============    ===========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
NET ASSETS - CLASS A                                                   $ 56,111,708    $ 37,425,991            N/A
SHARES OUTSTANDING - CLASS A                                              5,378,972       3,509,019            N/A
NET ASSET VALUE PER SHARE - CLASS A                                    $      10.43    $      10.67            N/A
MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1)                          $      10.92    $      11.17            N/A
NET ASSETS - CLASS B                                                   $ 10,875,060    $ 21,073,024            N/A
SHARES OUTSTANDING - CLASS B                                              1,041,144       1,976,117            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                 $      10.45    $      10.66            N/A
NET ASSETS - CLASS C                                                            N/A             N/A            N/A
SHARES OUTSTANDING - CLASS C                                                    N/A             N/A            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                       N/A                N/A            N/A
NET ASSETS - INSTITUTIONAL CLASS                                       $ 52,386,155    $199,534,883    $68,028,386
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                  5,020,639      18,706,687      6,466,287
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS     $      10.43    $      10.67    $     10.52
                                                                       ------------    ------------    -----------
INVESTMENTS AT COST (NOTE 10)                                          $114,860,961    $252,609,625    $67,208,455
                                                                       ============    ============    ===========

                                                                           NATIONAL       NEBRASKA         OREGON
                                                                           TAX-FREE       TAX-FREE       TAX-FREE
-----------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                     $420,503,462    $63,615,622    $40,071,987
   CASH                                                                      51,653         49,997         55,244
   RECEIVABLE FOR INTEREST AND OTHER                                      6,235,490        924,941        634,355
   RECEIVABLE FOR INVESTMENTS SOLD                                                0              0              0
   RECEIVABLE FOR FUND SHARES ISSUED                                        881,003              0            252
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES                              0              0              0
   PREPAID EXPENSES AND OTHER ASSETS                                              0            557          3,854
                                                                       ------------    -----------    -----------
TOTAL ASSETS                                                            427,671,608     64,591,117     40,765,692
                                                                       ------------    -----------    -----------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                              0        994,080              0
   DIVIDENDS PAYABLE                                                      1,396,722        223,905         51,437
   PAYABLE FOR FUND SHARES REDEEMED                                       1,048,078         40,000            679
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                             135,369         27,349          6,255
   PAYABLE TO OTHER RELATED PARTIES                                          48,112          7,099          5,003
   ACCRUED EXPENSES AND OTHER LIABILITIES                                   157,196         45,401         52,308
                                                                       ------------    -----------    -----------
TOTAL LIABILITIES                                                         2,785,477      1,337,834        115,682
                                                                       ------------    -----------    -----------
TOTAL NET ASSETS                                                       $424,886,131    $63,253,283    $40,650,010
                                                                       ============    ===========    ===========
NET ASSETS CONSIST OF:
   PAID-IN CAPITAL                                                     $433,039,559    $61,520,781    $41,298,408
   UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                     32,009              0           (949)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                (17,534,707)       234,033       (224,184)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS              9,349,270      1,498,469       (423,265)
                                                                       ------------    -----------    -----------
TOTAL NET ASSETS                                                       $424,886,131    $63,253,283    $40,650,010
                                                                       ============    ===========    ===========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
NET ASSETS - CLASS A                                                   $ 88,627,014            N/A    $23,951,900
SHARES OUTSTANDING - CLASS A                                              8,718,237            N/A      1,495,787
NET ASSET VALUE PER SHARE - CLASS A                                    $      10.17            N/A    $     16.01
MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1)                          $      10.65            N/A    $     16.76
NET ASSETS - CLASS B                                                   $ 30,910,896            N/A    $13,687,991
SHARES OUTSTANDING - CLASS B                                              3,040,442            N/A      1,395,346
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                 $      10.17            N/A    $      9.81
NET ASSETS - CLASS C                                                   $ 10,577,901            N/A            N/A
SHARES OUTSTANDING - CLASS C                                              1,040,468            N/A            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                 $      10.17            N/A            N/A
NET ASSETS - INSTITUTIONAL CLASS                                       $294,770,320    $63,253,283    $ 3,010,119
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                 28,981,681      6,337,879        187,997
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS     $      10.17    $      9.98    $     16.01
                                                                       ------------    -----------    -----------
INVESTMENTS AT COST (NOTE 10)                                          $411,154,192    $62,117,153    $40,495,252
                                                                       ============    ===========    ===========

TAX-FREE FUNDS

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED)

                                                                                         CALIFORNIA
                                                                              ARIZONA  LIMITED TERM     CALIFORNIA
                                                                             TAX-FREE      TAX-FREE       TAX-FREE
INVESTMENT INCOME
   INTEREST                                                                 $ 619,612    $1,056,911    $16,881,105
                                                                            ---------    ----------    -----------
TOTAL INVESTMENT INCOME                                                       619,612     1,056,911     16,881,105
                                                                            ---------    ----------    -----------
EXPENSES
   ADVISORY FEES                                                               47,898       110,508      1,228,033
   ADMINISTRATION FEES                                                         18,065        42,178        466,216
   SHAREHOLDER SERVICING FEES                                                  15,493        60,886        707,561
   PORTFOLIO ACCOUNTING FEES                                                   44,196        26,545         64,897
   CUSTODY                                                                      2,409         5,624         62,162
   TRANSFER AGENT
    CLASS A                                                                     4,220         6,885        118,735
    CLASS B                                                                     2,441           N/A         55,239
    CLASS C                                                                       N/A           N/A         10,236
    INSTITUTIONAL CLASS                                                         2,620         1,389          4,075
   DISTRIBUTION FEES
    CLASS B                                                                    21,031           N/A        543,912
    CLASS C                                                                       N/A           N/A        134,404
   LEGAL AND AUDIT FEES                                                        15,338        10,807         17,297
   REGISTRATION FEES                                                            2,490           733         12,470
   DIRECTORS' FEES                                                              1,955         1,955          1,955
   SHAREHOLDER REPORTS                                                            782         2,094         11,341
   OTHER                                                                          490         1,133          6,395
                                                                            ---------    ----------    -----------
TOTAL EXPENSES                                                                179,428       270,737      3,444,928

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                        (93,019)      (64,653)      (405,355)
   NET EXPENSES                                                                86,409       206,084      3,039,573
                                                                            ---------    ----------    -----------
NET INVESTMENT INCOME                                                         533,203       850,827     13,841,532
                                                                            ---------    ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                  (88,400)       86,741        644,728
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS        114,632        14,015        290,903
                                                                            ---------    ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                         26,232       100,756        935,631
                                                                            ---------    ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 559,435    $  951,583    $14,777,163
                                                                            =========    ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                            NATIONAL
                                                                              COLORADO     MINNESOTA    LIMITED TERM
                                                                              TAX-FREE      TAX-FREE        TAX-FREE
INVESTMENT INCOME
   INTEREST                                                                 $3,277,507    $3,445,047      $1,458,912
                                                                            ----------    ----------      ----------
TOTAL INVESTMENT INCOME                                                      3,277,507     3,445,047       1,458,912
                                                                            ----------    ----------      ----------
EXPENSES
   ADVISORY FEES                                                               233,623       247,061         122,639
   ADMINISTRATION FEES                                                          87,924        93,703          46,887
   SHAREHOLDER SERVICING FEES                                                   81,138        71,237               0
   PORTFOLIO ACCOUNTING FEES                                                    45,178        53,290          38,793
   CUSTODY                                                                      11,723        12,494           6,252
   TRANSFER AGENT
    CLASS A                                                                      9,785        25,105             N/A
    CLASS B                                                                      5,942        11,489             N/A
    CLASS C                                                                        N/A           N/A             N/A
    INSTITUTIONAL CLASS                                                          3,236         5,184           6,041
   DISTRIBUTION FEES
    CLASS B                                                                     40,017        77,367             N/A
    CLASS C                                                                        N/A           N/A             N/A
   LEGAL AND AUDIT FEES                                                         11,493        17,457          10,793
   REGISTRATION FEES                                                             1,430         5,997           3,115
   DIRECTORS' FEES                                                               1,955         1,955           1,955
   SHAREHOLDER REPORTS                                                           2,551         2,524             680
   OTHER                                                                         2,553         1,974               0
                                                                            ----------    ----------      ----------
TOTAL EXPENSES                                                                 538,548       626,837         237,155

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                        (146,445)     (170,478)        (49,515)
   NET EXPENSES                                                                392,103       456,359         187,640
                                                                            ----------    ----------      ----------
NET INVESTMENT INCOME                                                        2,885,404     2,988,688       1,271,272
                                                                            ----------    ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                   373,747       185,095         241,411
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS        (239,669)   (3,426,823)       (267,365)
                                                                            ----------    ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                         134,078    (3,241,728)        (25,954)
                                                                            ----------    ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $3,019,482    $ (253,040)     $1,245,318
                                                                            ==========    ==========      ==========

                                                                               NATIONAL      NEBRASKA        OREGON
                                                                               TAX-FREE      TAX-FREE      TAX-FREE
INVESTMENT INCOME
   INTEREST                                                                 $12,702,547    $1,662,983    $1,112,873
                                                                            -----------    ----------    ----------
TOTAL INVESTMENT INCOME                                                      12,702,547     1,662,983     1,112,873
                                                                            -----------    ----------    ----------
EXPENSES
   ADVISORY FEES                                                                864,875       163,324        81,401
   ADMINISTRATION FEES                                                          324,890        49,095        30,540
   SHAREHOLDER SERVICING FEES                                                   159,101             0        47,039
   PORTFOLIO ACCOUNTING FEES                                                     57,440        24,363        49,365
   CUSTODY                                                                       43,319         6,546         4,072
   TRANSFER AGENT
    CLASS A                                                                      35,295           N/A        10,663
    CLASS B                                                                      15,405           N/A         6,544
    CLASS C                                                                       4,134           N/A           N/A
    INSTITUTIONAL CLASS                                                          18,918         5,193         7,929
   DISTRIBUTION FEES
    CLASS B                                                                     114,807           N/A        51,753
    CLASS C                                                                      40,878           N/A           N/A
   LEGAL AND AUDIT FEES                                                          13,487        11,128        10,574
   REGISTRATION FEES                                                              9,064        14,190         1,399
   DIRECTORS' FEES                                                                1,955         1,909         1,955
   SHAREHOLDER REPORTS                                                            5,637         8,869         1,252
   OTHER                                                                          6,618         5,321           608
                                                                            -----------    ----------    ----------
TOTAL EXPENSES                                                                1,715,823       289,938       305,094

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                         (132,362)      (18,293)      (98,925)
   NET EXPENSES                                                               1,583,461       271,645       206,169
                                                                            -----------    ----------    ----------
NET INVESTMENT INCOME                                                        11,119,086     1,391,338       906,704
                                                                            -----------    ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                    838,817       302,646       392,494
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS       (3,191,074)     (617,170)     (524,887)
                                                                            -----------    ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       (2,352,257)     (314,524)     (132,393)
                                                                            -----------    ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 8,766,829    $1,076,814    $  774,311
                                                                            ===========    ==========    ==========

TAX-FREE FUNDS                              STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  CALIFORNIA LIMITED TERM
                                                           ARIZONA TAX-FREE                              TAX-FREE
                                                   ---------------------------------        ----------------------------------
                                                     (UNAUDITED)                              (UNAUDITED)
                                                     FOR THE SIX             FOR THE          FOR THE SIX              FOR THE
                                                    MONTHS ENDED          YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                                   DEC. 31, 2001       JUNE 30, 2001        DEC. 31, 2001        JUNE 30, 2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                              $21,992,914         $16,005,023         $ 51,094,208         $ 38,488,612
OPERATIONS
   NET INVESTMENT INCOME                                 533,203             918,734              850,827            1,621,561
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS       (88,400)             51,652               86,741              166,052
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS                        114,632           1,101,639               14,015              518,020
                                                     -----------         -----------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       559,435           1,968,721              951,583            2,305,633
                                                     -----------         -----------         ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   NET INVESTMENT INCOME
    CLASS A                                             (154,741)           (232,453)            (746,090)          (1,422,996)
    CLASS B                                             (106,866)           (157,524)                 N/A                  N/A
    CLASS C                                                  N/A                 N/A                  N/A                  N/A
    INSTITUTIONAL CLASS                                 (273,858)           (528,831)            (104,735)            (198,564)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                    0                   0             (123,615)                   0
    CLASS B                                                    0                   0                  N/A                  N/A
    CLASS C                                                  N/A                 N/A                  N/A                  N/A
    INSTITUTIONAL CLASS                                        0                   0              (23,322)                   0
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A                  936,634           2,688,964           17,634,235           28,169,808
    REINVESTMENT OF DIVIDENDS - CLASS A                  102,410             146,917              716,482            1,163,577
    COST OF SHARES REDEEMED - CLASS A                   (387,923)           (798,643)         (14,639,304)         (17,781,251)
                                                     -----------         -----------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A             651,121           2,037,238            3,711,413           11,552,134
                                                     -----------         -----------         ------------         ------------
    PROCEEDS FROM SHARES SOLD - CLASS B                  730,490           2,616,397                  N/A                  N/A
    REINVESTMENT OF DIVIDENDS - CLASS B                   57,782              91,576                  N/A                  N/A
    COST OF SHARES REDEEMED - CLASS B                   (474,556)           (261,421)                 N/A                  N/A
                                                     -----------         -----------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B             313,716           2,446,552                  N/A                  N/A
                                                     -----------         -----------         ------------         ------------
    PROCEEDS FROM SHARES SOLD - CLASS C                      N/A                 N/A                  N/A                  N/A
    REINVESTMENT OF DIVIDENDS - CLASS C                      N/A                 N/A                  N/A                  N/A
    COST OF SHARES REDEEMED - CLASS C                        N/A                 N/A                  N/A                  N/A
                                                     -----------         -----------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                 N/A                 N/A                  N/A                  N/A
                                                     -----------         -----------         ------------         ------------
    PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS    1,779,431           2,394,874            4,894,167              715,423
    REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS       31,824              62,815               35,934               64,260
    COST OF SHARES REDEEMED - INSTITUTIONAL CLASS       (775,426)         (2,003,501)            (279,689)            (410,294)
                                                     -----------         -----------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                 1,035,829             454,188            4,650,412              369,389
                                                     -----------         -----------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS                  2,024,636           5,987,891            8,315,646           12,605,596
                                                     ===========         ===========         ============         ============
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                    $24,017,550         $21,992,914         $ 59,409,854         $ 51,094,208
                                                     -----------         -----------         ------------         ------------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                  88,888             261,313            1,685,209            2,732,696
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS A                                                 9,707              14,418               68,709              113,240
   SHARES REDEEMED - CLASS A                             (36,729)            (78,270)          (1,402,358)          (1,732,632)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS A                                                61,866             197,461              351,560            1,113,304
                                                     -----------         -----------         ------------         ------------
   SHARES SOLD - CLASS B                                  71,578             265,061                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS B                                                 5,678                9,299                 N/A                  N/A
   SHARES REDEEMED - CLASS B                             (46,622)            (26,657)                 N/A                  N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS B                                                30,634             247,703                  N/A                  N/A
                                                     -----------         -----------         ------------         ------------
   SHARES SOLD - CLASS C                                     N/A                 N/A                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS C                                                   N/A                 N/A                  N/A                  N/A
   SHARES REDEEMED - CLASS C                                 N/A                 N/A                  N/A                  N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS C                                                   N/A                 N/A                  N/A                  N/A
                                                     -----------         -----------         ------------         ------------
   SHARES SOLD - INSTITUTIONAL CLASS                     168,494             235,720              473,526               71,096
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                   3,015               6,162                3,508                6,368
   SHARES REDEEMED - INSTITUTIONAL CLASS                 (74,223)           (196,289)             (27,063)             (40,283)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS                                    97,286              45,593              449,971               37,181
                                                     -----------         -----------         ------------         ------------
ENDING BALANCE OF UNDISTRIBUTED
   (OVERDISTRIBUTED) NET INVESTMENT INCOME           $    (3,742)        $    (1,480)        $          3         $          1
                                                     ===========         ===========         ============         ============

(1) SEE FOOTNOTE 11.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                            CALIFORNIA TAX-FREE                       COLORADO TAX-FREE
                                                     ----------------------------------       ----------------------------------
                                                       (UNAUDITED)                              (UNAUDITED)
                                                       FOR THE SIX             FOR THE          FOR THE SIX              FOR THE
                                                      MONTHS ENDED          YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                                     DEC. 31, 2001       JUNE 30, 2001        DEC. 31, 2001        JUNE 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                              $593,522,218          $566,343,839        $105,989,828         $ 90,282,427
OPERATIONS
   NET INVESTMENT INCOME                               13,841,532            26,940,087           2,885,404            5,055,959
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS        644,728             7,146,989             373,747              480,011
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS                         290,903            17,453,573            (239,669)           4,504,817
                                                     ------------          ------------        ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     14,777,163            51,540,649           3,019,482           10,040,787
                                                     ------------          ------------        ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   NET INVESTMENT INCOME
    CLASS A                                            (9,096,841)          (18,558,913)         (1,347,104)          (2,246,389)
    CLASS B                                            (2,865,203)           (5,164,267)           (224,945)            (365,232)
    CLASS C                                              (703,700)             (880,927)                N/A                  N/A
    INSTITUTIONAL CLASS                                (1,174,137)           (2,342,305)         (1,290,246)          (2,443,706)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                            (2,043,131)                    0                   0                    0
    CLASS B                                              (782,096)                    0                   0                    0
    CLASS C                                              (211,553)                    0                 N/A                  N/A
    INSTITUTIONAL CLASS                                  (253,440)                    0                   0                    0
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A                29,537,427            49,955,936           8,802,422           13,242,383
    REINVESTMENT OF DIVIDENDS - CLASS A                 7,066,222            10,984,930             895,845            1,592,348
    COST OF SHARES REDEEMED - CLASS A                 (32,932,027)          (83,930,762)         (1,942,340)          (7,947,050)
                                                     ------------          ------------        ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A            3,671,622           (22,989,896)          7,755,927           6,887,681
                                                     ------------          ------------        ------------         ------------
    PROCEEDS FROM SHARES SOLD - CLASS B                21,481,736            33,715,892           1,302,265            3,952,546
    REINVESTMENT OF DIVIDENDS - CLASS B                 2,739,622             3,686,471             162,299              262,487
    COST OF SHARES REDEEMED - CLASS B                 (15,323,227)          (21,442,470)           (790,749)          (1,274,606)
                                                     ------------          ------------        ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B            8,898,131            15,959,893             673,815            2,940,427
                                                     ------------          ------------        ------------         ------------
    PROCEEDS FROM SHARES SOLD - CLASS C                12,445,315            16,326,096                 N/A                  N/A
    REINVESTMENT OF DIVIDENDS - CLASS C                   678,428               620,781                 N/A                  N/A
    COST OF SHARES REDEEMED - CLASS C                  (3,145,659)           (5,213,121)                N/A                  N/A
                                                     ------------          ------------        ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C            9,978,084            11,733,756                 N/A                  N/A
                                                     ------------          ------------        ------------         ------------
    PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS     1,066,478             5,258,613           9,196,169           10,758,462
    REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS       324,405               244,772              74,968               68,600
    COST OF SHARES REDEEMED - INSTITUTIONAL CLASS      (2,432,885)           (7,622,996)         (4,474,971)          (9,933,229)
                                                     ------------          ------------        ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                 (1,042,002)           (2,119,611)          4,796,166              893,833
                                                     ------------          ------------        ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS                  19,152,897            27,178,379          13,383,095           15,707,401
                                                     ============          ============        ============         ============
NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                    $612,675,115          $593,522,218        $119,372,923         $105,989,828
                                                     ------------          ------------        ------------         ------------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                2,581,389             4,448,760             835,326            1,276,720
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS A                                                620,241               984,201              84,481              155,418
   SHARES REDEEMED - CLASS A                           (2,877,554)           (7,510,508)           (185,005)            (782,237)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS A                                                324,076            (2,077,547)            734,802              649,901
                                                     ------------          ------------        ------------         ------------
   SHARES SOLD - CLASS B                                1,840,512             2,952,536             734,802              382,034
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS B                                                236,123               323,850             122,962               25,547
   SHARES REDEEMED - CLASS B                           (1,312,477)           (1,880,542)            (15,288)            (124,604)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS B                                                764,158             1,395,844             842,476              282,977
                                                     ------------          ------------        ------------         ------------
   SHARES SOLD - CLASS C                                1,065,985             1,428,334                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS C                                                 58,478                54,492                 N/A                  N/A
   SHARES REDEEMED - CLASS C                             (270,945)             (456,082)                N/A                  N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS C                                                853,518             1,026,744                 N/A                  N/A
                                                     ------------          ------------        ------------         ------------
   SHARES SOLD - INSTITUTIONAL CLASS                       92,855               469,565             865,211            1,045,727
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                   28,598                21,873               7,066                6,664
   SHARES REDEEMED - INSTITUTIONAL CLASS                 (214,259)             (680,495)           (423,927)            (969,726)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS                                    (92,806)             (189,057)            448,350               82,665
                                                     ------------          ------------        ------------         ------------
ENDING BALANCE OF UNDISTRIBUTED
   (OVERDISTRIBUTED) NET INVESTMENT INCOME           $     41,274          $    (42,925)       $     13,122         $     (9,987)
                                                     ============          ============        ============         ============


                                                                MINNESOTA TAX-FREE(1)
                                                        ---------------------------------
                                                          (UNAUDITED)
                                                          FOR THE SIX             FOR THE
                                                         MONTHS ENDED          YEAR ENDED
                                                        DEC. 31, 2001       JUNE 30, 2001
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                 $ 78,774,949          $68,976,322
OPERATIONS
   NET INVESTMENT INCOME                                   2,988,688            3,642,981
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS           185,095              468,718
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS                         (3,426,823)           2,967,400
                                                        ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          (253,040)           7,079,099
                                                        ------------          -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   NET INVESTMENT INCOME
    CLASS A                                                 (895,088)          (1,611,345)
    CLASS B                                                 (428,309)            (794,709)
    CLASS C                                                      N/A                  N/A
    INSTITUTIONAL CLASS                                   (1,647,931)          (1,237,090)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                        0                    0
    CLASS B                                                        0                    0
    CLASS C                                                      N/A                  N/A
    INSTITUTIONAL CLASS                                            0                    0
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A                    4,889,868            5,875,296
    REINVESTMENT OF DIVIDENDS - CLASS A                      591,670            1,065,197
    COST OF SHARES REDEEMED - CLASS A                     (2,408,011)          (3,528,743)
                                                        ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A               3,073,527            3,411,750
                                                        ------------          -----------
    PROCEEDS FROM SHARES SOLD - CLASS B                    3,063,456            4,310,100
    REINVESTMENT OF DIVIDENDS - CLASS B                      330,166              624,019
    COST OF SHARES REDEEMED - CLASS B                     (1,770,715)          (3,251,321)
                                                        ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B               1,622,907            1,682,798
                                                        ------------          -----------
    PROCEEDS FROM SHARES SOLD - CLASS C                          N/A                  N/A
    REINVESTMENT OF DIVIDENDS - CLASS C                          N/A                  N/A
    COST OF SHARES REDEEMED - CLASS C                            N/A                  N/A
                                                        ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                     N/A                  N/A
                                                        ------------          -----------
    PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS      184,453,717            5,690,725
    REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS          224,257              270,715
    COST OF SHARES REDEEMED - INSTITUTIONAL CLASS         (6,891,091)          (4,693,316)
                                                        ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                   177,786,883            1,268,124
                                                        ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS                    179,258,949            9,798,627
                                                        ============          ===========
NET ASSETS:
-----------------------------------------------------------------------------------------
ENDING NET ASSETS                                       $258,033,898          $78,774,949
                                                        ------------          -----------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                     452,638              557,951
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS A                                                    54,678              101,153
   SHARES REDEEMED - CLASS A                                (223,388)            (336,874)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS A                                                   283,928              322,230
                                                        ------------          -----------
   SHARES SOLD - CLASS B                                     283,928              406,878
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS B                                                   282,574               59,289
   SHARES REDEEMED - CLASS B                                 (30,523)            (307,460)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS B                                                   535,979              158,707
                                                        ------------          -----------
   SHARES SOLD - CLASS C                                         N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS C                                                       N/A                  N/A
   SHARES REDEEMED - CLASS C                                     N/A                  N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS C                                                       N/A                  N/A
                                                        ------------          -----------
   SHARES SOLD - INSTITUTIONAL CLASS                      16,998,585              541,094
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                      20,798               25,709
   SHARES REDEEMED - INSTITUTIONAL CLASS                    (641,559)            (443,218)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS                                    16,377,824              123,585
                                                        ------------          -----------
ENDING BALANCE OF UNDISTRIBUTED
   (OVERDISTRIBUTED) NET INVESTMENT INCOME              $    (26,068)         $   (43,428)
                                                        ============          ===========

                                                          NATIONAL LIMITED TERM
                                                                TAX-FREE                             NATIONAL TAX-FREE(1)
                                                   ---------------------------------        ----------------------------------
                                                     (UNAUDITED)                              (UNAUDITED)
                                                     FOR THE SIX             FOR THE          FOR THE SIX              FOR THE
                                                    MONTHS ENDED          YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                                   DEC. 31, 2001       JUNE 30, 2001        DEC. 31, 2001        JUNE 30, 2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                             $ 62,111,142        $ 62,669,420         $414,999,704         $333,422,883
OPERATIONS
   NET INVESTMENT INCOME                               1,271,272           2,589,837           11,119,086           19,368,349
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS       241,411             163,381              838,817            4,926,114
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS                       (267,365)          1,729,841           (3,191,074)          11,077,667
                                                    ------------        ------------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     1,245,318           4,483,059            8,766,829           35,372,130
                                                    ------------        ------------         ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   NET INVESTMENT INCOME
    CLASS A                                                  N/A                 N/A           (2,153,663)          (3,699,820)
    CLASS B                                                  N/A                 N/A             (654,510)          (1,002,314)
    CLASS C                                                  N/A                 N/A             (232,248)            (335,956)
    INSTITUTIONAL CLASS                               (1,271,273)         (2,589,836)          (7,987,854)         (14,326,924)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                  N/A                 N/A                    0                    0
    CLASS B                                                  N/A                 N/A                    0                    0
    CLASS C                                                  N/A                 N/A                    0                    0
    INSTITUTIONAL CLASS                                        0                   0                    0                    0
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A                      N/A                 N/A           23,406,749           28,720,056
    REINVESTMENT OF DIVIDENDS - CLASS A                      N/A                 N/A            1,406,366            2,289,385
    COST OF SHARES REDEEMED - CLASS A                        N/A                 N/A          (12,726,446)         (21,887,918)
                                                    ------------        ------------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                 N/A                 N/A           12,086,669            9,121,523
                                                    ------------        ------------         ------------         ------------
    PROCEEDS FROM SHARES SOLD - CLASS B                      N/A                 N/A            5,088,053           11,558,455
    REINVESTMENT OF DIVIDENDS - CLASS B                      N/A                 N/A              463,118              732,459
    COST OF SHARES REDEEMED - CLASS B                        N/A                 N/A           (2,725,895)          (3,331,977)
                                                    ------------        ------------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                 N/A                 N/A            2,825,276            8,958,937
                                                    ------------        ------------         ------------         ------------
    PROCEEDS FROM SHARES SOLD - CLASS C                      N/A                 N/A            3,047,999            4,490,494
    REINVESTMENT OF DIVIDENDS - CLASS C                      N/A                 N/A              147,882              215,623
    COST OF SHARES REDEEMED - CLASS C                        N/A                 N/A           (1,836,975)          (1,302,055)
                                                    ------------        ------------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                 N/A                 N/A            1,358,906            3,404,062
                                                    ------------        ------------         ------------         ------------
    PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS                               18,696,409          24,155,566           20,095,392          111,779,092
    REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS                                  218,391             691,689              502,437              989,245
    COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS                              (12,971,601)        (27,298,756)         (24,720,807)         (68,683,154)
                                                    ------------        ------------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                 5,943,199          (2,451,501)          (4,122,978)          44,085,183
                                                    ------------        ------------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS                  5,917,244            (558,278)           9,886,427           81,576,821
                                                    ============        ============         ============         ============
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                   $ 68,028,386        $ 62,111,142         $424,886,131         $414,999,704
                                                    ------------        ------------         ------------         ------------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                     N/A                 N/A            2,246,128            2,826,423
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS A                                                   N/A                 N/A              135,627              226,836
   SHARES REDEEMED - CLASS A                                 N/A                 N/A           (1,226,135)          (2,160,634)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS A                                                   N/A                 N/A            1,155,620              892,625
                                                    ------------        ------------         ------------         ------------
   SHARES SOLD - CLASS B                                     N/A                 N/A              489,573            1,136,990
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS B                                                   N/A                 N/A               44,652               72,527
   SHARES REDEEMED - CLASS B                                 N/A                 N/A             (262,186)            (329,777)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
CLASS B                                                      N/A                 N/A              272,039              879,740
                                                    ------------        ------------         ------------         ------------
   SHARES SOLD - CLASS C                                     N/A                 N/A              291,977              446,043
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS C                                                   N/A                 N/A               14,258               21,322
   SHARES REDEEMED - CLASS C                                 N/A                 N/A             (178,287)            (127,792)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
CLASS C                                                      N/A                 N/A              127,948              339,573
                                                    ------------        ------------         ------------         ------------
   SHARES SOLD - INSTITUTIONAL CLASS                   1,760,615           2,319,145            1,936,930           10,965,407
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                  20,561              66,550               48,424               98,139
   SHARES REDEEMED - INSTITUTIONAL CLASS              (1,218,916)         (2,628,749)          (2,386,351)          (6,825,018)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS                                   562,260            (243,054)            (400,997)           4,238,528
                                                    ------------        ------------         ------------         ------------
ENDING BALANCE OF UNDISTRIBUTED
   (OVERDISTRIBUTED) NET INVESTMENT INCOME          $    (64,239)       $    (61,236)        $     32,009         $    (58,802)
                                                    ============        ============         ============         ============

(1) SEE FOOTNOTE 11.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                            NEBRASKA TAX-FREE
                                                           ------------------------------------------------------
                                                             (UNAUDITED)
                                                             FOR THE SIX             FOR THE              FOR THE
                                                            MONTHS ENDED     10 MONTHS ENDED           YEAR ENDED
                                                           DEC. 31, 2001       JUNE 30, 2001      AUGUST 31, 2000
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                     $64,929,000           $63,304,651        $ 68,442,650
OPERATIONS
   NET INVESTMENT INCOME                                      1,391,338             2,356,364           2,911,028
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS              302,646               167,530             (24,951)
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS                              (617,170)            1,220,093             493,536
                                                            -----------           -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                            1,076,814             3,743,987           3,379,613
                                                            -----------           -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   NET INVESTMENT INCOME
    CLASS A                                                         N/A                   N/A                 N/A
    CLASS B                                                         N/A                   N/A                 N/A
    CLASS C                                                         N/A                   N/A                 N/A
    INSTITUTIONAL CLASS                                      (1,391,337)           (2,356,365)         (2,911,385)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                         N/A                   N/A                 N/A
    CLASS B                                                         N/A                   N/A                 N/A
    CLASS C                                                         N/A                   N/A                 N/A
    INSTITUTIONAL CLASS                                        (161,376)              (29,821)                  0
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A                             N/A                   N/A                 N/A
    REINVESTMENT OF DIVIDENDS - CLASS A                             N/A                   N/A                 N/A
    COST OF SHARES REDEEMED - CLASS A                               N/A                   N/A                 N/A
                                                            -----------           -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                        N/A                   N/A                 N/A
                                                            -----------           -----------        ------------
    PROCEEDS FROM SHARES SOLD - CLASS B                             N/A                   N/A                 N/A
    REINVESTMENT OF DIVIDENDS - CLASS B                             N/A                   N/A                 N/A
    COST OF SHARES REDEEMED - CLASS B                               N/A                   N/A                 N/A
                                                            -----------           -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                        N/A                   N/A                 N/A
                                                            -----------           -----------        ------------
    PROCEEDS FROM SHARES SOLD - CLASS C                             N/A                   N/A                 N/A
    REINVESTMENT OF DIVIDENDS - CLASS C                             N/A                   N/A                 N/A
    COST OF SHARES REDEEMED - CLASS C                               N/A                   N/A                 N/A
                                                            -----------           -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                        N/A                   N/A                 N/A
                                                            -----------           -----------        ------------
    PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS                                       1,991,902             4,476,517           4,416,681
    REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS                                          51,384                58,601              37,324
    COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS                                      (3,243,104)           (4,268,570)        (10,060,232)
                                                            -----------           -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                       (1,199,818)              266,548          (5,606,227)
                                                            -----------           -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS                        (1,675,717)            1,624,349          (5,137,999)
                                                            ===========           ===========        ============
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                           $63,253,283           $64,929,000        $ 63,304,651
                                                            -----------           -----------        ------------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                            N/A                   N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS A                                                          N/A                   N/A                 N/A
   SHARES REDEEMED - CLASS A                                        N/A                   N/A                 N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS A                                                          N/A                   N/A                 N/A
                                                            -----------           -----------        ------------
   SHARES SOLD - CLASS B                                            N/A                   N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS B                                                          N/A                   N/A                 N/A
   SHARES REDEEMED - CLASS B                                        N/A                   N/A                 N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
CLASS B                                                             N/A                   N/A                 N/A
                                                            -----------           -----------        ------------
   SHARES SOLD - CLASS C                                            N/A                   N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS C                                                          N/A                   N/A                 N/A
   SHARES REDEEMED - CLASS C                                        N/A                   N/A                 N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
CLASS C                                                             N/A                   N/A                 N/A
                                                            -----------           -----------        ------------
   SHARES SOLD - INSTITUTIONAL CLASS                            196,609               449,356             458,277
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                          5,088                 5,869               3,862
   SHARES REDEEMED - INSTITUTIONAL CLASS                       (318,831)             (427,888)         (1,044,070)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS                                         (117,134)               27,337            (581,931)
                                                            -----------           -----------        ------------
ENDING BALANCE OF UNDISTRIBUTED
   (OVERDISTRIBUTED) NET INVESTMENT INCOME                  $         0           $        (1)       $          0
                                                            ===========           ===========        ============

                                                                      OREGON TAX-FREE
                                                          ----------------------------------
                                                            (UNAUDITED)
                                                            FOR THE SIX              FOR THE
                                                           MONTHS ENDED           YEAR ENDED
                                                          DEC. 31, 2001        JUNE 30, 2001
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                     $39,004,935         $35,201,212
OPERATIONS
   NET INVESTMENT INCOME                                        906,704           1,738,549
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS              392,494            (102,780)
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS                              (524,887)          2,018,733
                                                            -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                              774,311           3,654,502
                                                            -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   NET INVESTMENT INCOME
    CLASS A                                                    (558,107)         (1,101,014)
    CLASS B                                                    (271,110)           (464,393)
    CLASS C                                                         N/A                 N/A
    INSTITUTIONAL CLASS                                         (75,786)           (173,216)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                         N/A                 N/A
    CLASS B                                                         N/A                 N/A
    CLASS C                                                         N/A                 N/A
    INSTITUTIONAL CLASS                                             N/A                 N/A
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A                       1,738,468           1,652,263
    REINVESTMENT OF DIVIDENDS - CLASS A                         400,010             798,381
    COST OF SHARES REDEEMED - CLASS A                        (1,179,974)         (1,972,613)
                                                            -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                    958,504             478,031
                                                            -----------         -----------
    PROCEEDS FROM SHARES SOLD - CLASS B                       1,535,700           3,030,162
    REINVESTMENT OF DIVIDENDS - CLASS B                         184,326             320,539
    COST OF SHARES REDEEMED - CLASS B                          (709,529)           (837,529)
                                                            -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                  1,010,497           2,513,172
                                                            -----------         -----------
    PROCEEDS FROM SHARES SOLD - CLASS C                             N/A                 N/A
    REINVESTMENT OF DIVIDENDS - CLASS C                             N/A                 N/A
    COST OF SHARES REDEEMED - CLASS C                               N/A                 N/A
                                                            -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                        N/A                 N/A
                                                            -----------         -----------
    PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS                                         189,000             786,032
    REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS                                          20,359              39,938
    COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS                                        (402,593)         (1,929,329)
                                                            -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                         (193,234)         (1,103,359)
                                                            -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS                         1,645,075           3,803,723
                                                            ===========         ===========
NET ASSETS:
-------------------------------------------------------------------------------------------
ENDING NET ASSETS                                           $40,650,010         $39,004,935
                                                            -----------         -----------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                        105,821             105,112
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS A                                                       24,531              50,574
   SHARES REDEEMED - CLASS A                                    (72,149)           (125,516)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS A                                                       58,203              30,170
                                                            -----------         -----------
   SHARES SOLD - CLASS B                                        153,157             312,377
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS B                                                       18,447               33,124
   SHARES REDEEMED - CLASS B                                    (71,271)            (86,014)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
CLASS B                                                         100,333             259,487
                                                            -----------         -----------
   SHARES SOLD - CLASS C                                            N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   CLASS C                                                          N/A                 N/A
   SHARES REDEEMED - CLASS C                                        N/A                 N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
CLASS C                                                             N/A                 N/A
                                                            -----------         -----------
   SHARES SOLD - INSTITUTIONAL CLASS                             11,813              50,736
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                          1,248               2,530
   SHARES REDEEMED - INSTITUTIONAL CLASS                        (24,477)           (124,563)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS                                          (11,416)            (71,297)
                                                            -----------         -----------
ENDING BALANCE OF UNDISTRIBUTED
   (OVERDISTRIBUTED) NET INVESTMENT INCOME                  $      (949)        $    (2,650)
                                                            ===========         ===========

TAX-FREE FUNDS                                              FINANCIAL HIGHLIGHTS

                                                                                                       NET REALIZED
                                                                              BEGINNING                         AND    DIVIDENDS
                                                                              NET ASSET         NET      UNREALIZED     FROM NET
                                                                              VALUE PER  INVESTMENT  GAIN (LOSS) ON   INVESTMENT
                                                                                  SHARE      INCOME     INVESTMENTS       INCOME
--------------------------------------------------------------------------------------------------------------------------------
ARIZONA TAX-FREE FUND
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.36        0.24            0.03        (0.24)
JULY 1, 2000 TO JUNE 30, 2001                                                    $ 9.76        0.52            0.60        (0.52)
JULY 1, 1999 TO JUNE 30, 2000                                                    $10.22        0.47           (0.44)       (0.47)
JULY 1, 1998 TO JUNE 30, 1999                                                    $10.79        0.46           (0.38)       (0.46)
APRIL 1, 1998 TO JUNE 30, 1998(3)                                                $10.77        0.12            0.02        (0.12)
APRIL 1, 1997 TO MARCH 31, 1998                                                  $10.44        0.46            0.53        (0.46)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                                             $10.45        0.24           (0.01)       (0.24)
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.00        0.19            0.03        (0.19)
JULY 1, 2000 TO JUNE 30, 2001                                                    $ 9.41        0.42            0.59        (0.42)
JULY 1, 1999 TO JUNE 30, 2000                                                    $ 9.86        0.39           (0.43)       (0.39)
JULY 1, 1998 TO JUNE 30, 1999                                                    $10.40        0.37           (0.35)       (0.37)
APRIL 1, 1998 TO JUNE 30, 1998(3)                                                $10.39        0.09            0.01        (0.09)
APRIL 1, 1997 TO MARCH 31, 1998                                                  $10.07        0.37            0.51        (0.37)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                                             $10.07        0.11            0.00        (0.11)
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.37        0.25            0.03        (0.25)
JULY 1, 2000 TO JUNE 30, 2001                                                    $ 9.76        0.53            0.61        (0.53)
JULY 1, 1999 TO JUNE 30, 2000                                                    $10.23        0.49           (0.45)       (0.49)
JULY 1, 1998 TO JUNE 30, 1999                                                    $10.79        0.47           (0.37)       (0.47)
APRIL 1, 1998 TO JUNE 30, 1998(3)                                                $10.78        0.12            0.01        (0.12)
APRIL 1, 1997 TO MARCH 31, 1998                                                  $10.44        0.49            0.54        (0.49)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                                             $10.44        0.25            0.00        (0.25)

CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.33        0.16            0.05        (0.16)
JULY 1, 2000 TO JUNE 30, 2001                                                    $10.14        0.41            0.19        (0.41)
JULY 1, 1999 TO JUNE 30, 2000                                                    $10.23        0.40           (0.04)       (0.40)
JULY 1, 1998 TO JUNE 30, 1999                                                    $10.44        0.39           (0.09)       (0.39)
APRIL 1, 1998 TO JUNE 30, 1998(3)                                                $10.44        0.10            0.00        (0.10)
APRIL 1, 1997 TO MARCH 31, 1998                                                  $10.27        0.39            0.20        (0.39)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                                             $10.26        0.19            0.01        (0.19)
JANUARY 1, 1996 TO SEPTEMBER 30, 1996(6)                                         $10.35        0.29           (0.09)       (0.29)
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.17        0.16            0.05        (0.16)
JULY 1, 2000 TO JUNE 30, 2001                                                    $ 9.98        0.42            0.19        (0.42)
JULY 1, 1999 TO JUNE 30, 2000                                                    $10.07        0.41           (0.04)       (0.41)
JULY 1, 1998 TO JUNE 30, 1999                                                    $10.27        0.39           (0.08)       (0.39)
APRIL 1, 1998 TO JUNE 30, 1998(3)                                                $10.27        0.10            0.00        (0.10)
APRIL 1, 1997 TO MARCH 31, 1998                                                  $10.11        0.39            0.19        (0.39)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                                             $10.10        0.19            0.01        (0.19)
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996                                       $10.06        0.02            0.04        (0.02)

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $11.24        0.27            0.02        (0.27)
JULY 1, 2000 TO JUNE 30, 2001                                                    $10.77        0.54            0.47        (0.54)
JULY 1, 1999 TO JUNE 30, 2000                                                    $11.00        0.52           (0.20)       (0.52)
JULY 1, 1998 TO JUNE 30, 1999                                                    $11.38        0.51           (0.23)       (0.51)
JANUARY 1, 1998 TO JUNE 30, 1998(7)                                              $11.32        0.26            0.06        (0.26)
JANUARY 1, 1997 TO DECEMBER 31, 1997                                             $10.97        0.54            0.42        (0.54)
JANUARY 1, 1996 TO DECEMBER 31, 1996                                             $11.34        0.57           (0.13)       (0.57)
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $11.46        0.23            0.02        (0.23)
JULY 1, 2000 TO JUNE 30, 2001                                                    $10.97        0.46            0.49        (0.46)
JULY 1, 1999 TO JUNE 30, 2000                                                    $11.22        0.45           (0.22)       (0.45)
JULY 1, 1998 TO JUNE 30, 1999                                                    $11.60        0.44           (0.23)       (0.44)
JANUARY 1, 1998 TO JUNE 30, 1998(7)                                              $11.54        0.23            0.06        (0.23)
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997                                        $11.51        0.02            0.03        (0.02)

                                                  DISTRIBUTIONS         ENDING        RATIO TO AVERAGE NET ASSETS(ANNUALIZED)
                                                       FROM NET      NET ASSET     ----------------------------------------------
                                                       REALIZED      VALUE PER     NET INVESTMENT           NET            GROSS
                                                          GAINS          SHARE             INCOME      EXPENSES      EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------------
ARIZONA TAX-FREE FUND
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)             0.00         $10.39               4.52%         0.62%            1.48%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.36               5.04%         0.51%            1.51%
JULY 1, 1999 TO JUNE 30, 2000                             (0.02)        $ 9.76               4.89%         0.73%            1.21%
JULY 1, 1998 TO JUNE 30, 1999                             (0.19)        $10.22               4.28%         0.77%            1.61%
APRIL 1, 1998 TO JUNE 30, 1998(3)                          0.00         $10.79               4.31%         0.73%            1.68%
APRIL 1, 1997 TO MARCH 31, 1998                           (0.20)        $10.77               4.32%         0.64%            1.77%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                       0.00         $10.44               4.54%         0.60%            1.58%
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)             0.00         $10.03               3.77%         1.37%            2.19%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.00               4.27%         1.26%            2.19%
JULY 1, 1999 TO JUNE 30, 2000                             (0.02)        $ 9.41               4.15%         1.46%            1.99%
JULY 1, 1998 TO JUNE 30, 1999                             (0.19)        $ 9.86               3.57%         1.49%            2.95%
APRIL 1, 1998 TO JUNE 30, 1998(3)                          0.00         $10.40               3.59%         1.45%            2.62%
APRIL 1, 1997 TO MARCH 31, 1998                           (0.19)        $10.39               3.49%         1.37%            3.26%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                       0.00         $10.07               3.83%         1.30%            2.96%
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)             0.00         $10.40               4.69%         0.45%            1.15%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.37               5.23%         0.34%            1.16%
JULY 1, 1999 TO JUNE 30, 2000                             (0.02)        $ 9.76               5.04%         0.59%            0.94%
JULY 1, 1998 TO JUNE 30, 1999                             (0.19)        $10.23               4.33%         0.72%            1.46%
APRIL 1, 1998 TO JUNE 30, 1998(3)                          0.00         $10.79               4.36%         0.68%            1.55%
APRIL 1, 1997 TO MARCH 31, 1998                           (0.20)        $10.78               4.52%         0.44%            1.55%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                       0.00         $10.44               4.73%         0.40%            1.50%

CALIFORNIA LIMITED TERM TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)            (0.03)        $10.35               3.01%         0.75%            1.00%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.33               3.90%         0.75%            1.12%
JULY 1, 1999 TO JUNE 30, 2000                             (0.05)        $10.14               3.98%         0.75%            1.31%
JULY 1, 1998 TO JUNE 30, 1999                             (0.12)        $10.23               3.70%         0.75%            1.42%
APRIL 1, 1998 TO JUNE 30, 1998(3)                          0.00         $10.44               3.72%         0.75%            1.44%
APRIL 1, 1997 TO MARCH 31, 1998                           (0.03)        $10.44               3.78%         0.68%            1.29%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                       0.00         $10.27               3.73%         0.65%            1.18%
JANUARY 1, 1996 TO SEPTEMBER 30, 1996(6)                   0.00         $10.26               3.83%         0.65%            1.14%
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)            (0.03)        $10.19               3.15%         0.60%            0.70%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.17               4.12%         0.60%            0.76%
JULY 1, 1999 TO JUNE 30, 2000                             (0.05)        $ 9.98               4.07%         0.63%            1.07%
JULY 1, 1998 TO JUNE 30, 1999                             (0.12)        $10.07               3.75%         0.70%            1.30%
APRIL 1, 1998 TO JUNE 30, 1998(3)                          0.00         $10.27               3.77%         0.70%            1.40%
APRIL 1, 1997 TO MARCH 31, 1998                           (0.03)        $10.27               3.84%         0.62%            1.17%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                       0.00         $10.11               3.73%         0.60%            1.05%
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996                 0.00         $10.10               3.06%         0.55%            0.92%

CALIFORNIA TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)            (0.06)        $11.20               4.67%         0.77%            1.04%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $11.24               4.82%         0.77%            0.90%
JULY 1, 1999 TO JUNE 30, 2000                             (0.03)        $10.77               4.89%         0.77%            1.01%
JULY 1, 1998 TO JUNE 30, 1999                             (0.15)        $11.00               4.45%         0.77%            1.10%
JANUARY 1, 1998 TO JUNE 30, 1998(7)                        0.00         $11.38               4.63%         0.75%            1.11%
JANUARY 1, 1997 TO DECEMBER 31, 1997                      (0.07)        $11.32               4.84%         0.74%            0.89%
JANUARY 1, 1996 TO DECEMBER 31, 1996                      (0.24)        $10.97               5.08%         0.71%            0.82%
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)            (0.06)        $11.42               3.90%         1.52%            1.79%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $11.46               4.06%         1.51%            1.63%
JULY 1, 1999 TO JUNE 30, 2000                             (0.03)        $10.97               4.16%         1.50%            1.74%
JULY 1, 1998 TO JUNE 30, 1999                             (0.15)        $11.22               3.74%         1.47%            1.84%
JANUARY 1, 1998 TO JUNE 30, 1998(7)                        0.00         $11.60               3.90%         1.45%            1.82%
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997                  0.00         $11.54               3.95%         1.44%            1.76%



                                                                  PORTFOLIO     NET ASSETS AT
                                                         TOTAL     TURNOVER     END OF PERIOD
                                                     RETURN(2)         RATE   (000'S OMITTED)
---------------------------------------------------------------------------------------------
ARIZONA TAX-FREE FUND
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)            2.61%       17%            $  6,891
JULY 1, 2000 TO JUNE 30, 2001                            11.66%       27%            $  6,230
JULY 1, 1999 TO JUNE 30, 2000                             0.52%       32%            $  3,939
JULY 1, 1998 TO JUNE 30, 1999                             0.66%       56%            $  5,219
APRIL 1, 1998 TO JUNE 30, 1998(3)                         1.27%       14%            $  5,383
APRIL 1, 1997 TO MARCH 31, 1998                           9.67%      127%            $  5,467
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                      2.18%       77%            $  5,744
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)            2.23%       17%            $  5,552
JULY 1, 2000 TO JUNE 30, 2001                            10.95%       27%            $  5,229
JULY 1, 1999 TO JUNE 30, 2000                            (0.29)%      32%            $  2,592
JULY 1, 1998 TO JUNE 30, 1999                             0.00%       56%            $  1,582
APRIL 1, 1998 TO JUNE 30, 1998(3)                         1.00%       14%            $  1,683
APRIL 1, 1997 TO MARCH 31, 1998                           8.90%      127%            $  1,546
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                      1.90%       77%            $    182
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)            2.70%       17%            $ 11,575
JULY 1, 2000 TO JUNE 30, 2001                            11.96%       27%            $ 10,533
JULY 1, 1999 TO JUNE 30, 2000                             0.57%       32%            $  9,473
JULY 1, 1998 TO JUNE 30, 1999                             0.76%       56%            $  9,556
APRIL 1, 1998 TO JUNE 30, 1998(3)                         1.19%       14%            $ 10,995
APRIL 1, 1997 TO MARCH 31, 1998                           9.99%      127%            $ 12,029
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                      2.38%       77%            $ 14,349

CALIFORNIA LIMITED TERM TAX-FREE FUND
---------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)            1.98%       20%            $ 49,879
JULY 1, 2000 TO JUNE 30, 2001                             6.01%       49%            $ 46,157
JULY 1, 1999 TO JUNE 30, 2000                             3.67%       60%            $ 34,015
JULY 1, 1998 TO JUNE 30, 1999                             2.84%       68%            $ 41,299
APRIL 1, 1998 TO JUNE 30, 1998(3)                         0.93%        2%            $ 54,169
APRIL 1, 1997 TO MARCH 31, 1998                           5.92%       88%            $ 59,011
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                      1.97%       14%            $ 67,647
JANUARY 1, 1996 TO SEPTEMBER 30, 1996(6)                  2.01%       48%            $ 82,359
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)            2.06%       20%            $  9,530
JULY 1, 2000 TO JUNE 30, 2001                             6.20%       49%            $  4,937
JULY 1, 1999 TO JUNE 30, 2000                             3.79%       60%            $  4,474
JULY 1, 1998 TO JUNE 30, 1999                             2.96%       68%            $  7,633
APRIL 1, 1998 TO JUNE 30, 1998(3)                         0.94%        2%            $  7,559
APRIL 1, 1997 TO MARCH 31, 1998                           5.91%       88%            $  7,069
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                      2.00%       14%            $  7,061
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996                0.60%       48%            $ 10,066

CALIFORNIA TAX-FREE FUND
---------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)            2.56%       12%            $381,772
JULY 1, 2000 TO JUNE 30, 2001                             9.53%       52%            $379,359
JULY 1, 1999 TO JUNE 30, 2000                             3.10%       35%            $385,746
JULY 1, 1998 TO JUNE 30, 1999                             2.38%       17%            $461,574
JANUARY 1, 1998 TO JUNE 30, 1998(7)                       2.86%       15%            $499,720
JANUARY 1, 1997 TO DECEMBER 31, 1997                      9.16%       12%            $509,844
JANUARY 1, 1996 TO DECEMBER 31, 1996                      4.03%       19%            $239,703
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)            2.18%       12%            $145,764
JULY 1, 2000 TO JUNE 30, 2001                             8.81%       52%            $137,484
JULY 1, 1999 TO JUNE 30, 2000                             2.21%       35%            $116,376
JULY 1, 1998 TO JUNE 30, 1999                             1.69%       17%            $129,699
JANUARY 1, 1998 TO JUNE 30, 1998(7)                       2.49%       15%            $ 99,784
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997                 0.45%       12%            $ 77,792

                                                                                                       NET REALIZED
                                                                              BEGINNING                         AND    DIVIDENDS
                                                                              NET ASSET         NET      UNREALIZED     FROM NET
                                                                              VALUE PER  INVESTMENT  GAIN (LOSS) ON   INVESTMENT
                                                                                  SHARE      INCOME     INVESTMENTS       INCOME
--------------------------------------------------------------------------------------------------------------------------------
CLASS C (8)
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $11.46        0.23            0.02        (0.23)
JULY 1, 2000 TO JUNE 30, 2001                                                    $10.97        0.46            0.49        (0.46)
JULY 1, 1999 TO JUNE 30, 2000                                                    $11.22        0.45           (0.22)       (0.45)
JULY 1, 1998 TO JUNE 30, 1999                                                    $11.60        0.44           (0.23)       (0.44)
JANUARY 1, 1998 TO JUNE 30, 1998(7)                                              $11.54        0.23            0.06        (0.23)
JANUARY 1, 1997 TO DECEMBER 31, 1997                                             $11.19        0.47            0.42        (0.47)
JANUARY 1, 1996 TO DECEMBER 31, 1996                                             $11.57        0.49           (0.13)       (0.49)
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $11.27        0.28            0.02        (0.28)
JULY 1, 2000 TO JUNE 30, 2001                                                    $10.79        0.56            0.48        (0.56)
JULY 1, 1999 TO JUNE 30, 2000                                                    $11.03        0.54           (0.21)       (0.54)
JULY 1, 1998 TO JUNE 30, 1999                                                    $11.40        0.52           (0.22)       (0.52)
JANUARY 1, 1998 TO JUNE 30, 1998(7)                                              $11.35        0.26            0.05        (0.26)
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997                                        $11.32        0.03            0.03        (0.03)

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.39        0.26            0.04        (0.26)
JULY 1, 2000 TO JUNE 30, 2001                                                    $ 9.83        0.55            0.56        (0.55)
JULY 1, 1999 TO JUNE 30, 2000                                                    $10.30        0.54           (0.46)       (0.54)
JUNE 1, 1999 TO JUNE 30, 1999(9)                                                 $10.55        0.04           (0.25)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                                                     $10.69        0.51           (0.10)       (0.51)
JUNE 1, 1997 TO MAY 31, 1998                                                     $10.22        0.53            0.47        (0.53)
JUNE 1, 1996 TO MAY 31, 1997                                                     $ 9.89        0.54            0.33        (0.54)
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.41        0.22            0.04        (0.22)
JULY 1, 2000 TO JUNE 30, 2001                                                    $ 9.85        0.48            0.56        (0.48)
JULY 1, 1999 TO JUNE 30, 2000                                                    $10.31        0.46           (0.45)       (0.46)
JUNE 1, 1999 TO JUNE 30, 1999(9)                                                 $10.56        0.04           (0.25)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                                                     $10.71        0.43           (0.11)       (0.43)
JUNE 1, 1997 TO MAY 31, 1998                                                     $10.23        0.45            0.48        (0.45)
JUNE 1, 1996 TO MAY 31, 1997                                                     $ 9.90        0.47            0.33        (0.47)
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.40        0.26            0.03        (0.26)
JULY 1, 2000 TO JUNE 30, 2001                                                    $ 9.84        0.55            0.56        (0.55)
JULY 1, 1999 TO JUNE 30, 2000                                                    $10.30        0.54           (0.45)       (0.54)
JUNE 1, 1999 TO JUNE 30, 1999(9)                                                 $10.55        0.04           (0.25)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                                                     $10.69        0.51           (0.10)       (0.51)
JUNE 1, 1997 TO MAY 31, 1998                                                     $10.22        0.53            0.47        (0.53)
JUNE 1, 1996 TO MAY 31, 1997                                                     $ 9.89        0.54            0.33        (0.54)

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.67        0.27            0.00        (0.27)
JULY 1, 2000 TO JUNE 30, 2001                                                    $10.18        0.54            0.49        (0.54)
JULY 1, 1999 TO JUNE 30, 2000                                                    $10.74        0.53           (0.55)       (0.53)
JUNE 1, 1999 TO JUNE 30, 1999(9)                                                 $10.96        0.04           (0.22)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                                                     $11.05        0.51           (0.08)       (0.51)
JUNE 1, 1997 TO MAY 31, 1998                                                     $10.57        0.53            0.48        (0.53)
JUNE 1, 1996 TO MAY 31, 1997                                                     $10.30        0.54            0.27        (0.54)
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.67        0.22           (0.01)       (0.22)
JULY 1, 2000 TO JUNE 30, 2001                                                    $10.18        0.46            0.49        (0.46)
JULY 1, 1999 TO JUNE 30, 2000                                                    $10.74        0.46           (0.55)       (0.46)
JUNE 1, 1999 TO JUNE 30, 1999(9)                                                 $10.96        0.04           (0.22)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                                                     $11.05        0.43           (0.08)       (0.43)
JUNE 1, 1997 TO MAY 31, 1998                                                     $10.57        0.45            0.48        (0.45)
JUNE 1, 1996 TO MAY 31, 1997                                                     $10.30        0.46            0.27        (0.46)
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.67        0.27            0.00        (0.27)
JULY 1, 2000 TO JUNE 30, 2001                                                    $10.18        0.54            0.49        (0.54)
JULY 1, 1999 TO JUNE 30, 2000                                                    $10.74        0.53           (0.55)       (0.53)
JUNE 1, 1999 TO JUNE 30, 1999(9)                                                 $10.96        0.04           (0.22)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                                                     $11.05        0.52           (0.09)       (0.51)
JUNE 1, 1997 TO MAY 31, 1998                                                     $10.57        0.53            0.48        (0.53)
JUNE 1, 1996 TO MAY 31, 1997                                                     $10.30        0.54            0.27        (0.54)

                                                  DISTRIBUTIONS         ENDING         RATIO TO AVERAGE NET ASSETS(ANNUALIZED)
                                                       FROM NET      NET ASSET      ---------------------------------------------
                                                       REALIZED      VALUE PER      NET INVESTMENT           NET            GROSS
                                                          GAINS          SHARE              INCOME      EXPENSES      EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------------
CLASS C (8)
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)            (0.06)        $11.42               3.88%         1.52%            1.87%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $11.46               4.04%         1.52%            1.62%
JULY 1, 1999 TO JUNE 30, 2000                             (0.03)        $10.97               4.15%         1.50%            1.73%
JULY 1, 1998 TO JUNE 30, 1999                             (0.15)        $11.22               3.71%         1.47%            1.81%
JANUARY 1, 1998 TO JUNE 30, 1998(7)                        0.00         $11.60               3.90%         1.45%            1.78%
JANUARY 1, 1997 TO DECEMBER 31, 1997                      (0.07)        $11.54               4.19%         1.48%            1.63%
JANUARY 1, 1996 TO DECEMBER 31, 1996                      (0.25)        $11.19               4.33%         1.46%            1.59%
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)            (0.06)        $11.23               4.84%         0.60%            0.68%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $11.27               4.99%         0.60%            0.60%
JULY 1, 1999 TO JUNE 30, 2000                             (0.03)        $10.79               5.02%         0.63%            0.80%
JULY 1, 1998 TO JUNE 30, 1999                             (0.15)        $11.03               4.50%         0.72%            1.01%
JANUARY 1, 1998 TO JUNE 30, 1998(7)                        0.00         $11.40               4.69%         0.69%            0.98%
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997                  0.00         $11.35               4.79%         0.63%            0.92%

COLORADO TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)             0.00         $10.43               4.99%         0.60%            0.97%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.39               5.36%         0.60%            0.96%
JULY 1, 1999 TO JUNE 30, 2000                             (0.01)        $ 9.83               5.43%         0.60%            1.03%
JUNE 1, 1999 TO JUNE 30, 1999(9)                           0.00         $10.30               4.94%         0.60%            1.08%
JUNE 1, 1998 TO MAY 31, 1999                              (0.04)        $10.55               4.71%         0.60%            1.02%
JUNE 1, 1997 TO MAY 31, 1998                               0.00         $10.69               5.00%         0.60%            1.04%
JUNE 1, 1996 TO MAY 31, 1997                               0.00         $10.22               5.36%         0.45%            1.14%
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)             0.00         $10.45               4.24%         1.35%            1.79%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.41               4.58%         1.35%            1.77%
JULY 1, 1999 TO JUNE 30, 2000                             (0.01)        $ 9.85               4.65%         1.35%            1.89%
JUNE 1, 1999 TO JUNE 30, 1999(9)                           0.00         $10.31               4.17%         1.35%            2.08%
JUNE 1, 1998 TO MAY 31, 1999                              (0.04)        $10.56               3.96%         1.35%            2.03%
JUNE 1, 1997 TO MAY 31, 1998                               0.00         $10.71               4.24%         1.35%            2.04%
JUNE 1, 1996 TO MAY 31, 1997                               0.00         $10.23               4.60%         1.20%            2.15%
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)             0.00         $10.43               4.99%         0.60%            0.69%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.40               5.38%         0.60%            0.67%
JULY 1, 1999 TO JUNE 30, 2000                             (0.01)        $ 9.84               5.42%         0.60%            0.86%
JUNE 1, 1999 TO JUNE 30, 1999(9)                           0.00         $10.30               4.93%         0.60%            1.08%
JUNE 1, 1998 TO MAY 31, 1999                              (0.04)        $10.55               4.71%         0.60%            0.99%
JUNE 1, 1997 TO MAY 31, 1998                               0.00         $10.69               5.01%         0.60%            1.01%
JUNE 1, 1996 TO MAY 31, 1997                               0.00         $10.22               5.35%         0.45%            1.13%

MINNESOTA TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)             0.00         $10.67               4.89%         0.60%            1.10%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.67               5.11%         0.60%            1.10%
JULY 1, 1999 TO JUNE 30, 2000                             (0.01)        $10.18               5.23%         0.60%            1.07%
JUNE 1, 1999 TO JUNE 30, 1999(9)                           0.00         $10.74               4.71%         0.60%            1.11%
JUNE 1, 1998 TO MAY 31, 1999                              (0.01)        $10.96               4.61%         0.60%            1.03%
JUNE 1, 1997 TO MAY 31, 1998                               0.00         $11.05               4.83%         0.60%            1.07%
JUNE 1, 1996 TO MAY 31, 1997                               0.00         $10.57               5.11%         0.60%            1.21%
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)             0.00         $10.66               4.13%         1.35%            1.81%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.67               4.36%         1.35%            1.81%
JULY 1, 1999 TO JUNE 30, 2000                             (0.01)        $10.18               4.47%         1.35%            1.93%
JUNE 1, 1999 TO JUNE 30, 1999(9)                           0.00         $10.74               3.93%         1.35%            2.11%
JUNE 1, 1998 TO MAY 31, 1999                              (0.01)        $10.96               3.85%         1.35%            2.04%
JUNE 1, 1997 TO MAY 31, 1998                               0.00         $11.05               4.07%         1.35%            2.08%
JUNE 1, 1996 TO MAY 31, 1997                               0.00         $10.57               4.35%         1.34%            2.21%
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)             0.00         $10.67               4.93%         0.60%            0.70%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.67               5.11%         0.60%            0.73%
JULY 1, 1999 TO JUNE 30, 2000                             (0.01)        $10.18               5.22%         0.60%            0.91%
JUNE 1, 1999 TO JUNE 30, 1999(9)                           0.00         $10.74               4.69%         0.60%            1.11%
JUNE 1, 1998 TO MAY 31, 1999                              (0.01)        $10.96               4.62%         0.60%            1.00%
JUNE 1, 1997 TO MAY 31, 1998                               0.00         $11.05               4.84%         0.60%            1.04%
JUNE 1, 1996 TO MAY 31, 1997                               0.00         $10.57               5.12%         0.60%            1.23%



                                                                  PORTFOLIO       NET ASSETS AT
                                                         TOTAL     TURNOVER       END OF PERIOD
                                                     RETURN(2)         RATE      (000'S OMITTED)
-----------------------------------------------------------------------------------------------
CLASS C (8)
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           2.17%          12%            $ 39,122
JULY 1, 2000 TO JUNE 30, 2001                            8.81%          52%            $ 29,468
JULY 1, 1999 TO JUNE 30, 2000                            2.21%          35%            $ 16,959
JULY 1, 1998 TO JUNE 30, 1999                            1.69%          17%            $ 22,251
JANUARY 1, 1998 TO JUNE 30, 1998(7)                      2.49%          15%            $  8,249
JANUARY 1, 1997 TO DECEMBER 31, 1997                     8.11%          12%            $  5,860
JANUARY 1, 1996 TO DECEMBER 31, 1996                     3.24%          19%            $  6,506
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           2.65%          12%            $ 46,018
JULY 1, 2000 TO JUNE 30, 2001                            9.80%          52%            $ 47,211
JULY 1, 1999 TO JUNE 30, 2000                            3.16%          35%            $ 47,263
JULY 1, 1998 TO JUNE 30, 1999                            2.46%          17%            $ 73,625
JANUARY 1, 1998 TO JUNE 30, 1998(7)                      2.80%          15%            $ 82,577
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997                0.49%          12%            $ 84,113

COLORADO TAX-FREE FUND
-----------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           2.92%          13%            $ 56,112
JULY 1, 2000 TO JUNE 30, 2001                           11.54%          37%            $ 48,274
JULY 1, 1999 TO JUNE 30, 2000                            0.87%         106%            $ 39,280
JUNE 1, 1999 TO JUNE 30, 1999(9)                        (1.97)%         11%            $ 39,066
JUNE 1, 1998 TO MAY 31, 1999                             3.79%          77%            $ 39,958
JUNE 1, 1997 TO MAY 31, 1998                             9.96%          70%            $ 34,254
JUNE 1, 1996 TO MAY 31, 1997                             9.00%         129%            $ 27,806
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           2.53%          13%            $ 10,875
JULY 1, 2000 TO JUNE 30, 2001                           10.69%          37%            $ 10,177
JULY 1, 1999 TO JUNE 30, 2000                            0.22%         106%            $  6,842
JUNE 1, 1999 TO JUNE 30, 1999(9)                        (2.03)%         11%            $ 10,959
JUNE 1, 1998 TO MAY 31, 1999                             2.92%          77%            $ 10,909
JUNE 1, 1997 TO MAY 31, 1998                             9.25%          70%            $  9,156
JUNE 1, 1996 TO MAY 31, 1997                             8.19%         129%            $  7,218
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           2.82%          13%            $ 52,386
JULY 1, 2000 TO JUNE 30, 2001                           11.54%          37%            $ 47,538
JULY 1, 1999 TO JUNE 30, 2000                            0.97%         106%            $ 44,161
JUNE 1, 1999 TO JUNE 30, 1999(9)                        (1.97)%         11%            $ 49,101
JUNE 1, 1998 TO MAY 31, 1999                             3.79%          77%            $ 48,926
JUNE 1, 1997 TO MAY 31, 1998                             9.97%          70%            $ 32,342
JUNE 1, 1996 TO MAY 31, 1997                             9.00%         129%            $ 25,917

MINNESOTA TAX-FREE FUND
-----------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           2.47%           8%            $ 37,426
JULY 1, 2000 TO JUNE 30, 2001                           10.32%          18%            $ 34,424
JULY 1, 1999 TO JUNE 30, 2000                           (0.02)%         69%            $ 29,551
JUNE 1, 1999 TO JUNE 30, 1999(9)                        (1.63)%          2%            $ 37,139
JUNE 1, 1998 TO MAY 31, 1999                             3.96%          25%            $ 38,255
JUNE 1, 1997 TO MAY 31, 1998                             9.71%          68%            $ 33,597
JUNE 1, 1996 TO MAY 31, 1997                             7.98%          97%            $ 25,739
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           1.99%           8%            $ 21,073
JULY 1, 2000 TO JUNE 30, 2001                            9.50%          18%            $ 19,491
JULY 1, 1999 TO JUNE 30, 2000                           (0.76)%         69%            $ 16,974
JUNE 1, 1999 TO JUNE 30, 1999(9)                        (1.69)%          2%            $ 21,366
JUNE 1, 1998 TO MAY 31, 1999                             3.18%          25%            $ 21,493
JUNE 1, 1997 TO MAY 31, 1998                             8.89%          68%            $ 16,549
JUNE 1, 1996 TO MAY 31, 1997                             7.18%          97%            $ 11,128
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           2.48%           8%            $199,535
JULY 1, 2000 TO JUNE 30, 2001                           10.32%          18%            $ 24,860
JULY 1, 1999 TO JUNE 30, 2000                           (0.02)%         69%            $ 22,451
JUNE 1, 1999 TO JUNE 30, 1999(9)                        (1.63)%          2%            $ 27,197
JUNE 1, 1998 TO MAY 31, 1999                             3.96%          25%            $ 27,261
JUNE 1, 1997 TO MAY 31, 1998                             9.71%          68%            $ 20,736
JUNE 1, 1996 TO MAY 31, 1997                             7.98%          97%            $ 11,135


                                                                                                       NET REALIZED
                                                                              BEGINNING                         AND    DIVIDENDS
                                                                              NET ASSET         NET      UNREALIZED     FROM NET
                                                                              VALUE PER  INVESTMENT  GAIN (LOSS) ON   INVESTMENT
                                                                                  SHARE      INCOME     INVESTMENTS       INCOME
--------------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED TERM TAX-FREE FUND
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.52        0.22            0.00        (0.22)
JULY 1, 2000 TO JUNE 30, 2001                                                    $10.19        0.46            0.33        (0.46)
JULY 1, 1999 TO JUNE 30, 2000                                                    $10.39        0.47           (0.20)       (0.47)
JUNE 1, 1999 TO JUNE 30, 1999(9)                                                 $10.54        0.04           (0.15)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                                                     $10.59        0.46           (0.04)       (0.47)
JUNE 1, 1997 TO MAY 31, 1998                                                     $10.39        0.47            0.21        (0.47)
OCTOBER 1, 1996(5) TO MAY 31, 1997                                               $10.00        0.31            0.39        (0.31)

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.21        0.26           (0.04)       (0.26)
JULY 1, 2000 TO JUNE 30, 2001                                                    $ 9.72        0.54            0.49        (0.54)
JULY 1, 1999 TO JUNE 30, 2000                                                    $10.22        0.54           (0.50)       (0.53)
JUNE 1, 1999 TO JUNE 30, 1999(9)                                                 $10.44        0.04           (0.22)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                                                     $10.54        0.52           (0.10)       (0.51)
JUNE 1, 1997 TO MAY 31, 1998                                                     $10.05        0.53            0.49        (0.53)
JUNE 1, 1996 TO MAY 31, 1997                                                     $ 9.78        0.54            0.27        (0.54)
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.21        0.22           (0.04)       (0.22)
JULY 1, 2000 TO JUNE 30, 2001                                                    $ 9.72        0.46            0.49        (0.46)
JULY 1, 1999 TO JUNE 30, 2000                                                    $10.22        0.46           (0.50)       (0.45)
JUNE 1, 1999 TO JUNE 30, 1999(9)                                                 $10.44        0.04           (0.22)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                                                     $10.54        0.44           (0.10)       (0.43)
JUNE 1, 1997 TO MAY 31, 1998                                                     $10.05        0.46            0.48        (0.45)
JUNE 1, 1996 TO MAY 31, 1997                                                     $ 9.78        0.46            0.27        (0.46)
CLASS C
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.21        0.22           (0.04)       (0.22)
JULY 1, 2000 TO JUNE 30, 2001                                                    $ 9.73        0.46            0.48        (0.46)
NOVEMBER 8, 1999(5) TO JUNE 30, 2000                                             $ 9.79        0.30           (0.06)       (0.30)
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.22        0.27           (0.05)       (0.27)
JULY 1, 2000 TO JUNE 30, 2001                                                    $ 9.73        0.56            0.49        (0.56)
JULY 1, 1999 TO JUNE 30, 2000                                                    $10.22        0.55           (0.49)       (0.54)
JUNE 1, 1999 TO JUNE 30, 1999(9)                                                 $10.44        0.04           (0.22)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                                                     $10.54        0.52           (0.10)       (0.51)
JUNE 1, 1997 TO MAY 31, 1998                                                     $10.06        0.53            0.48        (0.53)
JUNE 1, 1996 TO MAY 31, 1997                                                     $ 9.78        0.54            0.28        (0.54)

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $10.06        0.22           (0.05)       (0.22)
SEPTEMBER 1, 2000 TO JUNE 30, 2001(10)                                           $ 9.85        0.36            0.21        (0.36)
SEPTEMBER 1,2000 TO AUGUST 31, 2000                                              $ 9.76        0.42            0.09        (0.42)
SEPTEMBER 1,1999 TO AUGUST 31,1999                                               $10.13        0.42           (0.36)       (0.42)
SEPTEMBER 29, 1997(5) TO AUGUST 31,1998                                          $10.00        0.39            0.13        (0.39)

OREGON TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $16.05        0.38           (0.04)       (0.38)
JULY 1, 2000 TO JUNE 30, 2001                                                    $15.22        0.78            0.83        (0.78)
JULY 1, 1999 TO JUNE 30, 2000                                                    $16.10        0.77           (0.86)       (0.77)
JULY 1, 1998 TO JUNE 30, 1999                                                    $16.82        0.75           (0.47)       (0.75)
APRIL 1, 1998 TO JUNE 30, 1998(3)                                                $16.81        0.18            0.01        (0.18)
APRIL 1, 1997 TO MARCH 31, 1998                                                  $16.29        0.76            0.81        (0.76)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                                             $16.42        0.37           (0.10)       (0.37)
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $ 9.83        0.20           (0.02)       (0.20)
JULY 1, 2000 TO JUNE 30, 2001                                                    $ 9.33        0.40            0.50        (0.40)
JULY 1, 1999 TO JUNE 30, 2000                                                    $ 9.86        0.40           (0.52)       (0.40)
JULY 1, 1998 TO JUNE 30, 1999                                                    $10.31        0.37           (0.29)       (0.37)
APRIL 1, 1998 TO JUNE 30, 1998(3)                                                $10.30        0.09            0.01        (0.09)
APRIL 1, 1997 TO MARCH 31, 1998                                                  $10.00        0.39            0.47        (0.39)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                                             $10.07        0.17           (0.05)       (0.17)
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996                                       $10.00        0.00            0.07         0.00

                                                DISTRIBUTIONS         ENDING         RATIO TO AVERAGE NET ASSETS(ANNUALIZED)
                                                     FROM NET      NET ASSET      ---------------------------------------------
                                                     REALIZED      VALUE PER      NET INVESTMENT           NET            GROSS
                                                        GAINS          SHARE              INCOME      EXPENSES      EXPENSES(1)
-------------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED TERM TAX-FREE FUND
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           0.00         $10.52               4.06%         0.61%            0.77%
JULY 1, 2000 TO JUNE 30, 2001                            0.00         $10.52               4.39%         0.60%            0.71%
JULY 1, 1999 TO JUNE 30, 2000                            0.00         $10.19               4.53%         0.61%            0.86%
JUNE 1, 1999 TO JUNE 30, 1999(9)                         0.00         $10.39               4.25%         0.65%            1.12%
JUNE 1, 1998 TO MAY 31, 1999                             0.00         $10.54               4.26%         0.65%            1.04%
JUNE 1, 1997 TO MAY 31, 1998                            (0.01)        $10.59               4.47%         0.65%            1.03%
OCTOBER 1, 1996(5) TO MAY 31, 1997                       0.00         $10.39               4.45%         0.65%            1.27%

NATIONAL TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           0.00         $10.17               5.06%         0.80%            0.95%
JULY 1, 2000 TO JUNE 30, 2001                            0.00         $10.21               5.33%         0.80%            0.96%
JULY 1, 1999 TO JUNE 30, 2000                           (0.01)        $ 9.72               5.48%         0.75%            0.95%
JUNE 1, 1999 TO JUNE 30, 1999(9)                         0.00         $10.22               5.10%         0.60%            1.02%
JUNE 1, 1998 TO MAY 31, 1999                            (0.01)        $10.44               4.81%         0.60%            0.98%
JUNE 1, 1997 TO MAY 31, 1998                             0.00         $10.54               5.09%         0.60%            0.99%
JUNE 1, 1996 TO MAY 31, 1997                             0.00         $10.05               5.41%         0.50%            1.06%
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           0.00         $10.17               4.31%         1.55%            1.71%
JULY 1, 2000 TO JUNE 30, 2001                            0.00         $10.21               4.56%         1.55%            1.72%
JULY 1, 1999 TO JUNE 30, 2000                           (0.01)        $ 9.72               4.72%         1.48%            1.78%
JUNE 1, 1999 TO JUNE 30, 1999(9)                         0.00         $10.22               4.34%         1.35%            2.11%
JUNE 1, 1998 TO MAY 31, 1999                            (0.01)        $10.44               4.05%         1.35%            2.01%
JUNE 1, 1997 TO MAY 31, 1998                             0.00         $10.54               4.31%         1.35%            2.05%
JUNE 1, 1996 TO MAY 31, 1997                             0.00         $10.05               4.64%         1.26%            2.15%
CLASS C
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           0.00         $10.17               4.30%         1.55%            1.69%
JULY 1, 2000 TO JUNE 30, 2001                            0.00         $10.21               4.55%         1.55%            1.73%
NOVEMBER 8, 1999(5) TO JUNE 30, 2000                     0.00         $ 9.73               4.75%         1.55%            1.68%
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           0.00         $10.17               5.27%         0.60%            0.62%
JULY 1, 2000 TO JUNE 30, 2001                            0.00         $10.22               5.53%         0.60%            0.61%
JULY 1, 1999 TO JUNE 30, 2000                           (0.01)        $ 9.73               5.58%         0.60%            0.77%
JUNE 1, 1999 TO JUNE 30, 1999(9)                         0.00         $10.22               5.09%         0.60%            0.95%
JUNE 1, 1998 TO MAY 31, 1999                            (0.01)        $10.44               4.83%         0.60%            0.91%
JUNE 1, 1997 TO MAY 31, 1998                             0.00         $10.54               5.09%         0.60%            0.92%
JUNE 1, 1996 TO MAY 31, 1997                             0.00         $10.06               5.40%         0.50%            1.03%

NEBRASKA TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)          (0.03)        $ 9.98               4.25%         0.83%            0.89%
SEPTEMBER 1, 2000 TO JUNE 30, 2001(10)                   0.00         $10.06               4.40%         0.82%            0.91%
SEPTEMBER 1,2000 TO AUGUST 31, 2000                      0.00         $ 9.85               4.38%         0.88%            0.88%
SEPTEMBER 1,1999 TO AUGUST 31,1999                      (0.01)        $ 9.76               4.17%         0.83%            0.84%
SEPTEMBER 29, 1997(5) TO AUGUST 31,1998                  0.00         $10.13               4.22%         0.87%            0.87%

OREGON TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           0.00         $16.01               4.69%         0.77%            1.23%
JULY 1, 2000 TO JUNE 30, 2001                            0.00         $16.05               4.91%         0.77%            1.11%
JULY 1, 1999 TO JUNE 30, 2000                           (0.02)        $15.22               5.02%         0.73%            1.21%
JULY 1, 1998 TO JUNE 30, 1999                           (0.25)        $16.10               4.44%         0.67%            1.32%
APRIL 1, 1998 TO JUNE 30, 1998(3)                        0.00         $16.82               4.41%         0.67%            1.29%
APRIL 1, 1997 TO MARCH 31, 1998                         (0.29)        $16.81               4.54%         0.62%            1.36%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                    (0.03)        $16.29               4.52%         0.60%            1.31%
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)           0.00         $ 9.81               3.94%         1.52%            1.98%
JULY 1, 2000 TO JUNE 30, 2001                            0.00         $ 9.83               4.15%         1.52%            1.84%
JULY 1, 1999 TO JUNE 30, 2000                           (0.01)        $ 9.33               4.24%         1.51%            1.96%
JULY 1, 1998 TO JUNE 30, 1999                           (0.16)        $ 9.86               3.59%         1.51%            2.14%
APRIL 1, 1998 TO JUNE 30, 1998(3)                        0.00         $10.31               3.48%         1.51%            2.10%
APRIL 1, 1997 TO MARCH 31, 1998                         (0.17)        $10.30               3.56%         1.43%            2.39%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                    (0.02)        $10.00               3.23%         1.30%            2.15%
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996               0.00         $10.07               1.83%         0.00%            0.00%



                                                                                       PORTFOLIO       NET ASSETS AT
                                                                              TOTAL     TURNOVER       END OF PERIOD
                                                                          RETURN(2)         RATE      (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED TERM TAX-FREE FUND
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                2.07%          29%            $ 68,025
JULY 1, 2000 TO JUNE 30, 2001                                                 7.89%          57%            $ 62,111
JULY 1, 1999 TO JUNE 30, 2000                                                 2.64%          48%            $ 62,669
JUNE 1, 1999 TO JUNE 30, 1999(9)                                             (1.08)%         24%            $ 84,419
JUNE 1, 1998 TO MAY 31, 1999                                                  3.97%          41%            $ 88,223
JUNE 1, 1997 TO MAY 31, 1998                                                  6.70%          46%            $ 54,602
OCTOBER 1, 1996(5) TO MAY 31, 1997                                            6.99%          16%            $ 40,990

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                2.06%          19%            $ 88,627
JULY 1, 2000 TO JUNE 30, 2001                                                10.90%          27%            $ 77,273
JULY 1, 1999 TO JUNE 30, 2000                                                 0.50%          79%            $ 64,859
JUNE 1, 1999 TO JUNE 30, 1999(9)                                             (1.69)%         18%            $ 41,881
JUNE 1, 1998 TO MAY 31, 1999                                                  4.04%         106%            $ 43,388
JUNE 1, 1997 TO MAY 31, 1998                                                 10.33%         143%            $ 35,121
JUNE 1, 1996 TO MAY 31, 1997                                                  8.43%         152%            $ 29,217
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                1.67%          19%            $ 30,911
JULY 1, 2000 TO JUNE 30, 2001                                                10.07%          27%            $ 28,271
JULY 1, 1999 TO JUNE 30, 2000                                                (0.24)%         79%            $ 18,367
JUNE 1, 1999 TO JUNE 30, 1999(9)                                             (1.76)%         18%            $ 17,878
JUNE 1, 1998 TO MAY 31, 1999                                                  3.26%         106%            $ 17,973
JUNE 1, 1997 TO MAY 31, 1998                                                  9.52%         143%            $ 11,070
JUNE 1, 1996 TO MAY 31, 1997                                                  7.63%         152%            $  7,329
CLASS C
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                1.67%          19%            $ 10,578
JULY 1, 2000 TO JUNE 30, 2001                                                 9.96%          27%            $  9,319
NOVEMBER 8, 1999(5) TO JUNE 30, 2000                                          2.50%          79%            $  5,572
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                2.16%          19%            $294,770
JULY 1, 2000 TO JUNE 30, 2001                                                11.01%          27%            $300,187
JULY 1, 1999 TO JUNE 30, 2000                                                 0.73%          79%            $244,626
JUNE 1, 1999 TO JUNE 30, 1999(9)                                             (1.69)%         18%            $304,170
JUNE 1, 1998 TO MAY 31, 1999                                                  4.04%         106%            $311,757
JUNE 1, 1997 TO MAY 31, 1998                                                 10.22%         143%            $286,734
JUNE 1, 1996 TO MAY 31, 1997                                                  8.54%         152%            $259,861

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                1.61%          16%            $ 63,253
SEPTEMBER 1, 2000 TO JUNE 30, 2001(10)                                        5.97%          45%            $ 64,929
SEPTEMBER 1,2000 TO AUGUST 31, 2000                                           5.43%          30%            $ 63,305
SEPTEMBER 1,1999 TO AUGUST 31,1999                                            0.54%           7%            $ 68,443
SEPTEMBER 29, 1997(5) TO AUGUST 31,1998                                       5.29%           8%            $ 67,372

OREGON TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                2.13%          19%            $ 23,952
JULY 1, 2000 TO JUNE 30, 2001                                                10.77%          43%            $ 23,072
JULY 1, 1999 TO JUNE 30, 2000                                                (0.45)%         51%            $ 21,424
JULY 1, 1998 TO JUNE 30, 1999                                                 1.57%          54%            $ 24,924
APRIL 1, 1998 TO JUNE 30, 1998(3)                                             1.16%          24%            $ 27,665
APRIL 1, 1997 TO MARCH 31, 1998                                               9.81%          82%            $ 27,837
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                                          1.65%          90%            $ 30,635
CLASS B
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                1.79%          19%            $ 13,688
JULY 1, 2000 TO JUNE 30, 2001                                                 9.84%          43%            $ 12,733
JULY 1, 1999 TO JUNE 30, 2000                                                (1.13)%         51%            $  9,657
JULY 1, 1998 TO JUNE 30, 1999                                                 0.63%          54%            $ 10,095
APRIL 1, 1998 TO JUNE 30, 1998(3)                                             0.98%          24%            $  5,956
APRIL 1, 1997 TO MARCH 31, 1998                                               8.77%          82%            $  3,762
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                                          1.17%          90%            $    287
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996                                    0.70%          27%            $      0

                                                                                                       NET REALIZED
                                                                              BEGINNING                         AND    DIVIDENDS
                                                                              NET ASSET         NET      UNREALIZED     FROM NET
                                                                              VALUE PER  INVESTMENT  GAIN (LOSS) ON   INVESTMENT
                                                                                  SHARE      INCOME     INVESTMENTS       INCOME
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                                   $16.05        0.40           (0.04)       (0.40)
JULY 1, 2000 TO JUNE 30, 2001                                                    $15.22        0.80            0.83        (0.80)
JULY 1, 1999 TO JUNE 30, 2000                                                    $16.10        0.79           (0.86)       (0.79)
JULY 1, 1998 TO JUNE 30, 1999                                                    $16.82        0.76           (0.47)       (0.76)
APRIL 1, 1998 TO JUNE 30, 1998(3)                                                $16.81        0.19            0.01        (0.19)
APRIL 1, 1997 TO MARCH 31, 1998                                                  $16.28        0.79            0.82        (0.79)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                                             $16.42        0.39           (0.11)       (0.39)

                                                  DISTRIBUTIONS         ENDING         RATIO TO AVERAGE NET ASSETS(ANNUALIZED)
                                                       FROM NET      NET ASSET      ---------------------------------------------
                                                       REALIZED      VALUE PER      NET INVESTMENT           NET            GROSS
                                                          GAINS          SHARE              INCOME      EXPENSES      EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)             0.00         $16.01               4.86%         0.60%            1.39%
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $16.05               5.08%         0.60%            1.11%
JULY 1, 1999 TO JUNE 30, 2000                             (0.02)        $15.22               5.14%         0.61%            1.02%
JULY 1, 1998 TO JUNE 30, 1999                             (0.25)        $16.10               4.49%         0.62%            1.32%
APRIL 1, 1998 TO JUNE 30, 1998(3)                          0.00         $16.82               4.46%         0.62%            1.26%
APRIL 1, 1997 TO MARCH 31, 1998                           (0.29)        $16.81               4.72%         0.43%            1.27%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                      (0.03)        $16.28               4.72%         0.40%            1.24%



                                                                               PORTFOLIO       NET ASSETS AT
                                                                      TOTAL     TURNOVER       END OF PERIOD
                                                                  RETURN(2)         RATE      (000'S OMITTED)
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2001 TO DECEMEBER 31, 2001 (UNAUDITED)                        2.22%          19%            $  3,010
JULY 1, 2000 TO JUNE 30, 2001                                        10.96%          43%            $  3,200
JULY 1, 1999 TO JUNE 30, 2000                                        (0.32)%         51%            $  4,120
JULY 1, 1998 TO JUNE 30, 1999                                         1.62%          54%            $  5,903
APRIL 1, 1998 TO JUNE 30, 1998(3)                                     1.18%          24%            $  7,314
APRIL 1, 1997 TO MARCH 31, 1998                                      10.08%          82%            $  7,635
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                                  1.69%          90%            $  8,175

TAX-FREE FUNDS                                    NOTES TO FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for periods less than 1 year are not annualized.

(3)  The Fund changed its fiscal year-end from March 31 to June 30.

(4)  The Fund changed its fiscal year-end from September 30 to March 31.

(5)  Commencement of operations.

(6)  The Fund changed its fiscal year-end from December 31 to September 30.

(7)  The Fund changed its fiscal year-end from December 31 to June 30.

(8) This class of shares commenced operations as Class D and was renamed as Class C in conjunction with the consolidation of Overland Express Funds, Inc. and Stagecoach Funds, Inc. on December 15, 1997.

(9)  The Fund changed its fiscal year-end from May 31 to June 30.

(10) The Fund changed its fiscal year-end from August 31 to June 30.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                     TAX-FREE FUNDS
-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
 ------------------------------------------------------------------------------
 1. ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is comprised of 69 separate series as of the end of the reporting period. These financial statements present the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, National Tax-Free, Nebraska Tax-Free and Oregon Tax-Free Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust.

     On February 23, 2001, the Wells Fargo National Tax-Free Fund acquired all of the net assets of the First Achievement Idaho Municipal Bond Fund and First Achievement Municipal Bond Fund. The First Achievement Municipal Bond Fund exchanged its 6,400,598 shares (valued at $65,492,363) for 6,628,643 shares of the Wells Fargo National Tax-Free Fund. The First Achievement Idaho Municipal Bond Fund exchanged its 2,654,232 shares (valued at $27,155,887) for 2,574,550 shares of the Wells Fargo National Tax-Free Fund. The net assets of the First Achievement Municipal Bond Fund included unrealized depreciation of $(939,080) and the First Achievement Idaho Municipal Bond Fund included unrealized appreciation of $385,499. On October 24, 2000, the Board of Trustees of the Trust and Board of Trustees of the First Achievement Funds approved an Agreement and Plan of Reorganization.

     On November 16, 2001, the Wells Fargo Minnesota Tax-Free Fund acquired all of the net assets of the Minnesota Intermediate Tax-Free Fund. The Minnesota Intermediate Tax-Free Fund exchanged its 17,835,674 shares (valued at $176,243,104) for 16,237,125 shares of the Wells Fargo Minnesota Tax-Free Fund. The net assets of the Minnesota Intermediate Tax-Free Fund included unrealized depreciation of $(7,330,147).

     The Arizona Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, National Tax-Free and Oregon Tax-Free Funds offer Class A, Class B, and Institutional Class shares. In addition, the California Tax-Free and National Tax-Free Funds also offer Class C shares. The California Limited Term Tax-Free Fund offers Class A and Institutional Class shares. The National Limited Term Tax-Free Fund and Nebraska Tax-Free Fund only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agent fees.

 2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     Investments in the Municipal funds are valued daily by a pricing service approved by the Fund's Board of Directors. The service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities market values. For some securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities, and general market conditions. Securities that can not be valued by the Service are valued in good faith at fair values using methods determined by the Adviser under the general supervision of the Board of directors.

     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts and premiums are accreted or amortized. Dividend income is recognized on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2001.

     The following Funds had estimated net capital loss carryforwards at June 30, 2001, which are available to offset future net realized capital gains:

      FUND                                                       YEAR EXPIRES   CAPITAL LOSS CARRYFORWARDS
      ARIZONA TAX-FREE FUND                                          2008            $        1,854
      COLORADO TAX-FREE FUND                                         2007                   220,355
                                                                     2008                 2,006,901
                                                                     2009                   410,897
      MINNESOTA TAX-FREE FUND                                        2007                   186,463
                                                                     2008                   719,612
                                                                     2009                 1,480,796
      NATIONAL LIMITED TERM TAX-FREE FUND                            2006                    29,185
                                                                     2007                   210,768
                                                                     2008                   381,929
                                                                     2009                   782,417
      NATIONAL TAX-FREE FUND                                         2007                 2,535,228
                                                                     2008                14,189,312
      OREGON TAX-FREE FUND                                           2007                   101,326
                                                                     2008                   412,570
                                                                     2009                   102,782

 3. ADVISORY FEES

     The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the contracts, Funds Management has agreed to provide the Funds with daily portfolio management, for which, Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      FUND                                                                    % OF AVERAGE DAILY NET ASSETS
      ARIZONA TAX-FREE                                                                    0.40
      CALIFORNIA LIMITED TERM TAX-FREE                                                    0.40
      CALIFORNIA TAX-FREE                                                                 0.40
      COLORADO TAX-FREE                                                                   0.40
      MINNESOTA TAX-FREE                                                                  0.40
      NATIONAL LIMITED TERM TAX-FREE                                                      0.40
      NATIONAL TAX-FREE                                                                   0.40
      NEBRASKA TAX-FREE                                                                   0.50
      OREGON TAX-FREE                                                                     0.40

     Funds Management, assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.

     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Funds. WCM is entitled to receive from the Funds, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $400 million, 0.125% for the next $400 million, and 0.10% of each Fund's average daily net assets in excess of $800 million.

 4. DISTRIBUTION FEES

     The Trust has adopted a Distribution Plan for Class B and C shares of the relevant Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares or Institutional Class shares. The distribution fees paid on behalf of the Funds for the period ended December 31, 2001 are disclosed in the Statement of Operations.

 5. ADMINISTRATION FEES

     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. WFB formerly provided these services since the inception of the Trust through February 28, 2001 at the same rates.

 6. TRANSFER AGENT FEES

     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. For providing transfer agency services, BFDS is also entitled to receive a complex base fee from all the Funds of the Trust and Wells Fargo Variable Trust, and the Portfolios of Wells Fargo Core Trust. The transfer agency fees paid by the Funds for the period ended December 31, 2001 are disclosed on the Statement of Operations.

 7. SHAREHOLDER SERVICING FEES

     The Trust has also entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares for these services. No fee is currently charged for Institutional Class shares.

     The shareholder servicing fees paid on behalf of the Funds for the period ended December 31, 2001 were as follows:

      FUND                                      CLASS A       CLASS B       CLASS C     INSTITUTIONAL CLASS
      ARIZONA TAX-FREE FUND                    $  8,483      $  7,010          N/A              0
      CALIFORNIA LIMITED TERM TAX-FREE FUND      60,886           N/A          N/A              0
      CALIFORNIA TAX-FREE FUND                  481,455       181,304       44,802              0
      COLORADO TAX-FREE FUND                     67,799        13,339          N/A              0
      MINNESOTA TAX-FREE FUND                    45,448        25,789          N/A              0
      NATIONAL LIMITED TERM TAX-FREE FUND           N/A           N/A          N/A              0
      NATIONAL TAX-FREE FUND                    107,206        38,269       13,626              0
      NEBRASKA TAX-FREE FUND                        N/A           N/A          N/A              0
      OREGON TAX-FREE FUND                       29,788        17,251          N/A              0

 8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

     The Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A ("WFB MN"), an affiliated party, whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contracts, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

 9. WAIVED FEES AND REIMBURSED EXPENSES

     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended December 31, 2001, were waived by Funds Management.

10. INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the period ended December 31, 2001, were as follows:

                                         AGGREGATE PURCHASES AND SALES

      FUND                                                                 PURCHASES AT COST  SALES PROCEEDS
      ARIZONA TAX-FREE FUND                                                 $   7,200,427     $  3,704,558
      CALIFORNIA LIMITED TERM TAX-FREE FUND                                    24,444,428       10,318,031
      CALIFORNIA TAX-FREE FUND                                                103,492,085       69,094,697
      COLORADO TAX-FREE FUND                                                   25,966,433       14,795,603
      MINNESOTA TAX-FREE FUND                                                  23,126,984       10,419,740
      NATIONAL LIMITED TERM TAX-FREE FUND                                      21,102,208       17,735,586
      NATIONAL TAX-FREE FUND                                                   97,000,977       77,214,395
      NEBRASKA TAX-FREE FUND                                                   11,428,881        9,727,196
      OREGON TAX-FREE FUND                                                      7,442,726        7,717,727

11. CAPITAL SHARE TRANSACTIONS

     In the National Tax Free Fund, for the year ended June 30, 2001, "Proceeds from shares sold" includes $3,532,704 for Class A, and "Shares sold" includes 357,695 for Class A as a result of the consolidation of the First Achievement Municipal Fund. "Proceeds from shares sold" includes $2,036,108 for Class B, and "Shares sold" includes 206,082 for Class B as a result of the consolidation of the First Achievement Municipal Fund. "Proceeds from shares sold" includes $59,923,552 for Class I, and "Shares sold" includes 6,064,866 for Class I as a result of the consolidation of the First Achievement Municipal Fund.

     "Proceeds from shares sold" includes $6,771,764 for Class A, and "Shares sold" includes 640,909 for Class A as a result of the consolidation of the First Achievement Idaho Municipal Fund. "Proceeds from shares sold" includes $1,228,031 for Class B, and "Shares sold" includes 116,075 for Class B as a result of the consolidation of the First Achievement Idaho Municipal Fund. "Proceeds from shares sold" includes $19,156,092 for Class I, and "Shares sold" includes 1,817,566 for Class I as a result of the consolidation of the First Achievement Idaho Municipal Fund.

     In the Minnesota Tax Free Fund, for the period ended December 31, 2001, "Proceeds from shares sold" includes $176,243,104 for Class I, and "Shares sold" includes 16,237,125 for Class I as a result of the consolidation of the Minnesota Intermediate Tax Free Fund.

LIST OF ABBREVIATIONS                                             TAX-FREE FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

     ABAG       -   ASSOCIATION OF BAY AREA GOVERNMENTS
     ADR        -   AMERICAN DEPOSITORY RECEIPTS
     AMBAC      -   AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
     AMT        -   ALTERNATIVE MINIMUM TAX
     ARM        -   ADJUSTABLE RATE MORTGAGES
     BART       -   BAY AREA RAPID TRANSIT
     CDA        -   COMMUNITY DEVELOPMENT AUTHORITY
     CDSC       -   CONTINGENT DEFERRED SALES CHARGE
     CGIC       -   CAPITAL GUARANTY INSURANCE COMPANY
     CGY        -   CAPITAL GUARANTY CORPORATION
     CMT        -   CONSTANT MATURITY TREASURY
     COFI       -   COST OF FUNDS INDEX
     CONNIE LEE -   CONNIE LEE INSURANCE COMPANY
     COP        -   CERTIFICATE OF PARTICIPATION
     CP         -   COMMERCIAL PAPER
     CTF        -   COMMON TRUST FUND
     DOT        -   DEPARTMENT OF TRANSPORTATION
     DW&P       -   DEPARTMENT OF WATER & POWER
     DWR        -   DEPARTMENT OF WATER RESOURCES
     EDFA       -   EDUCATION FINANCE AUTHORITY
     FGIC       -   FINANCIAL GUARANTY INSURANCE CORPORATION
     FHA        -   FEDERAL HOUSING AUTHORITY
     FHLB       -   FEDERAL HOME LOAN BANK
     FHLMC      -   FEDERAL HOME LOAN MORTGAGE CORPORATION
     FNMA       -   FEDERAL NATIONAL MORTGAGE ASSOCIATION
     FRN        -   FLOATING RATE NOTES
     FSA        -   FINANCIAL SECURITY ASSURANCE, INC
     GNMA       -   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     GO         -   GENERAL OBLIGATION
     HEFA       -   HIGHER EDUCATION FACILITIES AUTHORITY
     HFA        -   HOUSING FINANCE AUTHORITY
     HFFA       -   HEALTH FACILITIES FINANCING AUTHORITY
     IDA        -   INDUSTRIAL DEVELOPMENT AUTHORITY
     IDR        -   INDUSTRIAL DEVELOPMENT REVENUE
     LIBOR      -   LONDON INTERBANK OFFERED RATE
     LLC        -   LIMITED LIABILITY CORPORATION
     LOC        -   LETTER OF CREDIT
     LP         -   LIMITED PARTNERSHIP
     MBIA       -   MUNICIPAL BOND INSURANCE ASSOCIATION
     MFHR       -   MULTI-FAMILY HOUSING REVENUE
     MUD        -   MUNICIPAL UTILITY DISTRICT
     MTN        -   MEDIUM TERM NOTE
     PCFA       -   POLLUTION CONTROL FINANCE AUTHORITY
     PCR        -   POLLUTION CONTROL REVENUE
     PFA        -   PUBLIC FINANCE AUTHORITY
     PLC        -   PRIVATE PLACEMENT
     PSFG       -   PUBLIC SCHOOL FUND GUARANTY
     RAW        -   REVENUE ANTICIPATION WARRANTS
     RDA        -   REDEVELOPMENT AUTHORITY
     RDFA       -   REDEVELOPMENT FINANCE AUTHORITY
     R&D        -   RESEARCH & DEVELOPMENT
     SFMR       -   SINGLE FAMILY MORTGAGE REVENUE
     TBA        -   TO BE ANNOUNCED
     TRAN       -   TAX REVENUE ANTICIPATION NOTES
     USD        -   UNIFIED SCHOOL DISTRICT
     V/R        -   VARIABLE RATE
     WEBS       -   WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL
PLEASE EXPEDITE

WELLS
FARGO
FUNDS
P.O. Box 8266
Boston, MA 02266-8266

Presorted
Standard
U.S. Postage
PAID
WELLS FARGO FUNDS

MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS.

THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

SAR 015 (12/01)